PROSPECTUS

                                                                 AUGUST 1, 2002

                                                  INTERNATIONAL EQUITY FUND

                                                  EMERGING GROWTH FUND

THE MARK OF EXCELLENCE SM                         GROWTH OPPORTUNITIES FUND

                                                  LARGE CAP GROWTH FUND

                                                  ENHANCED 30 FUND

                                                  VALUE PLUS FUND

TOUCHSTONE
--------------------------------------------------------------------------------
                                                  FAMILY OF FUNDS

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

       Multiple Classes of Shares are offered by this Prospectus

                 Capital Appreciation   o   Total Return

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of equity mutual funds. The Trust is part of the Touchstone Family of Funds which also consists of Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 800.543.0407.


TABLE OF CONTENTS

                                                                            Page

International Equity Fund .................................................. 3

Emerging Growth Fund ....................................................... 8

Growth Opportunities Fund ..................................................12

Large Cap Growth Fund ......................................................18

Enhanced 30 Fund ...........................................................23

Value Plus Fund ............................................................28

Investment Strategies and Risks ............................................33

The Funds' Management ......................................................39

Choosing a Class of Shares .................................................43

Investing With Touchstone ..................................................46

Distributions and Taxes ....................................................54

Financial Highlights .......................................................55

INTERNATIONAL EQUITY FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The International Equity Fund seeks long-term growth of capital through investments in equity securities of foreign issuers.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund seeks long-term growth of capital. This means the Fund looks for investments that it thinks will increase in value over a period of 3 to 5 years. Under normal circumstances, the Fund will invest at least 80% of its assets in the common stock and preferred stock of foreign companies in at least 3 countries outside the United States. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund focuses on mid and large cap companies located in Europe, Australia and the Far East. The Fund may invest up to 15% of its assets in securities issued by companies quoted in emerging market countries.

The portfolio managers at Bank of Ireland Asset Management (U.S.) Limited, the sub-advisor to the Fund, utilize a broad framework of global and economic trends to focus their research efforts. These trends are driven by factors such as demographics, consumption patterns, and technology. The portfolio managers do not allocate by country, but focus on highly liquid companies with superior products and services that are best placed to take advantage of these trends. The portfolio managers aim to hold stocks for 3 to 5 years. In addition, the portfolio managers aim to limit their investments to the most liquid and best-regulated markets, thus limiting the risk profile of the Fund.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
     o Because securities of companies in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities
     o If the stocks in the Fund's portfolio do not grow over the long term as expected
     o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
     o Because value oriented funds will typically underperform when growth investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you.

THE FUND'S PERFORMANCE*
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the International Equity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

*On May 1, 2002, the Fund replaced its previous sub-advisor, Credit Suisse Asset Management LLC, with Bank of Ireland Asset Management (U.S.) Limited

INTERNATIONAL EQUITY FUND -- CLASS A PERFORMANCE

YEARS               TOTAL RETURN

1995                    5.29%

1996                   11.61%

1997                   15.57%

1998                   19.94%

1999                   39.50%

2000                  -19.16%

2001                  -31.15%

During the period shown in the bar chart, the highest quarterly return was 29.45% (for the quarter ended December 31, 1999) and the lowest quarterly return was -17.56% (for the quarter ended March 31, 2001).

The year-to-date return for the Fund's Class A shares as of June 30, 2002 is -7.35%.

The following table indicates the risks of investing in the International Equity Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the MSCI EAFE Index. The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 21 exchanges in Europe, Australia, and the Far East. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

INTERNATIONAL EQUITY FUND

                                                                          Since
                                                                          Fund
                                                    1 Year   5 Years    Started*

Class A Return Before Taxes                         -35.08%     0.28%      1.16%
------------------------------------------------    ------    ------     ------
Class A Return After Taxes on Distributions         -35.08%    -2.28%     -0.68%
------------------------------------------------    ------    ------     ------
Class A Return After Taxes on Distributions
  and Sale of Fund Shares                           -21.54%     0.09%      0.81%
------------------------------------------------    ------    ------     ------
Class C Return Before Taxes                         -31.45%     0.72%      1.23%
------------------------------------------------    ------    ------     ------
MSCI EAFE Index                                     -21.44%     0.90%      2.78%
------------------------------------------------    ------    ------     ------

* Class A shares began operations on October 3, 1994 and Class C shares began operations on January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on October 3, 1994. There is no performance information presented for Class B shares since they have not operated for a full calendar year.

The after-tax returns shown are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. The after-tax returns shown above are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

In certain cases, the Fund's "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than its other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                         Shareholder Fees
                                                             (fees paid directly from your investment)

                                                       Class A Shares     Class B Shares     Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)              5.75%1               None               None
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                      *             5.00%2             1.00%3
-----------------------------------------------------------------------------------------------------------
Redemption Fee                                                 **                 **                 **
-----------------------------------------------------------------------------------------------------------


                                                                Annual Fund Operating Expenses
                                                           (expenses that are deducted from Fund assets)

Management Fees                                              0.95%              0.95%              0.95%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.25%              1.00%              0.99%
-----------------------------------------------------------------------------------------------------------
Other Expenses                                               3.42%             22.75%              3.55%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         4.62%             24.70%              5.49%
-----------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement4                     3.02%             22.35%              3.14%
-----------------------------------------------------------------------------------------------------------
Net Expenses                                                 1.60%              2.35%              2.35%
-----------------------------------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2003.

The following example should help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares       Class B Shares       Class C Shares

      1 Year              $    728              $    638            $    238
      3 Years             $  1,632              $  4,559            $  1,360
      5 Years             $  2,543              $  7,117            $  2,470
     10 Years             $  4,850              $  9,667*           $  5,200
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                 Class B Shares

 1 Year                             $   238
 3 Years                            $ 4,359
 5 Years                            $ 7,017
10 Years                            $ 9,667*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

*Based on conversion to Class A shares after 8 years.

EMERGING GROWTH FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 65% of its assets) in emerging growth companies. Emerging growth companies can include companies that have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that the portfolio managers believe are undervalued, including companies with unrecognized asset values or undervalued growth, and companies undergoing a turnaround. The Fund will invest in common stocks of small cap and mid cap companies. The Fund may also invest in companies in the technology sector.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o If the companies in which the Fund invests do not grow as rapidly as expected
     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Emerging Growth Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

EMERGING GROWTH FUND -- CLASS A PERFORMANCE

YEARS               TOTAL RETURN

1995                   22.56%

1996                   10.56%

1997                   32.20%

1998                    2.57%

1999                   45.85%

2000                   25.92%

2001                    7.06%

During the period shown in the bar chart, the highest quarterly return was 26.84% (for the quarter ended December 31, 1999) and the lowest quarterly return was -19.30% (for the quarter ended September 30, 1998).

The year-to-date return for the Fund's Class A shares as of June 30, 2002 is -10.51%.

The following table indicates the risks of investing in the Emerging Growth Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Russell 2000 Index. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

EMERGING GROWTH FUND

                                                                          Since
                                                                          Fund
                                                    1 Year   5 Years    Started*

Class A Return Before Taxes                           0.92%    20.26%     18.88%
------------------------------------------------    ------    ------     ------
Class A Return After Taxes on Distributions           0.85%    16.78%     15.47%
------------------------------------------------    ------    ------     ------
Class A Return After Taxes on Distributions
  and Sale of Fund Shares                             0.62%    15.28%     14.25%
------------------------------------------------    ------    ------     ------
Class C Return Before Taxes                           6.61%    20.71%     18.84%
------------------------------------------------    ------    ------     ------
Russell 2000 Index                                    2.49%     7.52%     10.83%
------------------------------------------------    ------    ------     ------

* Class A shares began operations on October 3, 1994 and Class C shares began operations on January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on October 3, 1994. There is no performance information presented for Class B shares since they have not operated for a full calendar year.

The after-tax returns shown are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. The after-tax returns shown above are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                         Shareholder Fees
                                                             (fees paid directly from your investment)

                                                       Class A Shares     Class B Shares     Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)              5.75%1               None               None
-----------------------------------------------------------------------------------------------------------

                                       10

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                      *             5.00%2             1.00%3
-----------------------------------------------------------------------------------------------------------
Redemption Fee                                                 **                 **                 **
-----------------------------------------------------------------------------------------------------------


                                                                  Annual Fund Operating Expenses
                                                           (expenses that are deducted from Fund assets)

Management Fees                                              0.80%              0.80%              0.80%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.25%              1.00%              0.92%
-----------------------------------------------------------------------------------------------------------
Other Expenses                                               0.61%              0.49%              0.88%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.66%              2.29%              2.60%
-----------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement4                     0.16%              0.04%              0.35%
-----------------------------------------------------------------------------------------------------------
Net Expenses                                                 1.50%              2.25%              2.25%
-----------------------------------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2003.

The following example should help you compare the cost of investing in the Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares       Class B Shares       Class C Shares

      1 Year              $    719              $    628            $    228
     ---------------------------------------------------------------------------
      3 Years             $  1,054              $    912            $    775
     ---------------------------------------------------------------------------
      5 Years             $  1,411              $  1,322            $  1,349
     ---------------------------------------------------------------------------
      10 Years            $  2,415              $  2,468*           $  2,908
     ---------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                 Class B Shares
 1 Year                             $    228
 3 Years                            $    712
 5 Years                            $  1,222
10 Years                            $  2,468*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

*Based on conversion to Class A shares after 8 years.

GROWTH OPPORTUNITIES FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Growth Opportunities Fund (formerly the Growth/Value Fund) seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in stocks of mid to large cap domestic growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their future value. These may include companies in the technology sector.

The portfolio manager will invest in two basic categories of companies:

     o Companies which the portfolio manager believes have shown above-average and consistent long-term growth in earnings and cash flow (net income plus depreciation and amortization) and have excellent prospects for future growth.
     o Companies that are currently experiencing an increase in earnings and/or cash flow or are projected to do so in the next 18 to 36 months.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The portfolio manager expects to hold investments in the Fund for an average of 18 to 36 months. However, changes in the portfolio manager's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The portfolio manager does not set a price target for its holdings in order to determine when to sell an investment. Rather, the portfolio manager generally will sell a security if one or more of the following occurs:

     (1)  an adverse change in the fundamentals of a company or an industry;
     (2)  excessive valuation;
     (3)  better risk/reward opportunities may be found in other stocks; or
     (4)  excessive overweighting.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o If earnings and/or cash flow of the companies in the Fund's portfolio do not grow as expected
     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one company and the securities of that company may not increase in value as expected
     o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair to high degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the Growth Opportunities Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

GROWTH OPPORTUNITIES FUND -- CLASS A PERFORMANCE

YEARS               TOTAL RETURN

1996                   20.65%

1997                   23.78%

1998                   39.06%

1999                   68.25%

2000                   -2.56%

2001                  -28.47%

During the period shown in the bar chart, the highest quarterly return was 47.98% (for the quarter ended December 31, 1999) and the lowest quarterly return was -26.71% (for the quarter ended September 30, 2001).

The year-to-date return for the Fund's Class A shares as of June 30, 2002 is -28.42%.

The following table indicates the risks of investing in the Growth Opportunities Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's 500 Index and the Russell 1000 Growth Index. The Standard & Poor's 500 Index is a widely recognized unmanaged index of common stock prices. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

GROWTH OPPORTUNITIES FUND

                                                                          Since
                                                                          Fund
                                                    1 Year   5 Years    Started*

Class A Return Before Taxes                         -32.58%    13.73%     15.16%
------------------------------------------------    ------    ------     ------
Class A Return After Taxes on Distributions         -32.58%    12.36%     14.02%
------------------------------------------------    ------    ------     ------
Class A Return After Taxes on Distributions
  and Sale of Fund Shares                           -20.00%    11.12%     12.56%
------------------------------------------------    ------    ------     ------
Standard & Poor's 500 Index                         -11.89%    10.70%     13.10%
------------------------------------------------    ------    ------     ------
Russell 1000 Growth Index                           -20.42%     8.27%     10.94%
------------------------------------------------    ------    ------     ------

------------------------------------------------    ------    ------     ------
Class C Return Before Taxes                         -29.09%       --       1.55%
------------------------------------------------    ------    ------     ------
Standard & Poor's 500 Index                         -11.89%       --      -4.68%
------------------------------------------------    ------    ------     ------
Russell 1000 Growth Index                           -20.42%       --     -10.30%
------------------------------------------------    ------    ------     ------

* Class A shares began operations on September 29, 1995 and Class C shares began operations on August 1, 1999. There is no performance information presented for Class B shares since they have not operated for a full calendar year.

The after-tax returns shown are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. The after-tax returns shown above are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

In certain cases, the Fund's "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than its other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                         Shareholder Fees
                                                             (fees paid directly from your investment)

                                                       Class A Shares     Class B Shares     Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)              5.75%1               None               None
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                      *             5.00%2             1.00%3
-----------------------------------------------------------------------------------------------------------
Redemption Fee                                                 **                 **                 **
-----------------------------------------------------------------------------------------------------------


                                                                  Annual Fund Operating Expenses4
                                                           (expenses that are deducted from Fund assets)

Management Fees                                              0.83%              0.83%              0.83%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.25%              0.99%              1.00%
-----------------------------------------------------------------------------------------------------------
Other Expenses                                               0.47%              0.61%              0.54%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.55%              2.43%              2.37%
-----------------------------------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

    4 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended March 31, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.

The following example should help you compare the cost of investing in the Growth Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares       Class B Shares       Class C Shares

      1 Year               $    724             $    646            $    240
     ---------------------------------------------------------------------------
      3 Years              $  1,036             $    958            $    739
     ---------------------------------------------------------------------------
      5 Years              $  1,371             $  1,396            $  1,265
     ---------------------------------------------------------------------------
     10 Years              $  2,314             $  2,553*           $  2,706
     ---------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                 Class B Shares
 1 Year                              $   246
 3 Years                             $   758
 5 Years                             $ 1,296
10 Years                             $ 2,553*

* Based on conversion to Class A shares after 8 years.

LARGE CAP GROWTH FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Large Cap Growth Fund (formerly the Equity Fund) seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal circumstances, the Fund will invest at least 80% of its assets in a diversified portfolio of common stocks of large cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.

The portfolio manager uses a database of stocks from which to choose companies and then performs a detailed fundamental analysis on the companies that pass the initial screening. The intent of this analysis is to:

     o    Identify superior growth attributes relative to the general market
     o Identify high quality large cap companies with superior financial conditions
     o    Acquire a detailed understanding of a company's earnings power
     o    Position the portfolio for a superior risk/reward ratio

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o If the detailed fundamental analysis of companies in the stock screening process is not accurate
     o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected
     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
     o Because growth oriented funds will typically underperform when value investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the Large Cap Growth Fund. It shows changes in the performance of the Fund's Class C shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class C returns shown in the bar chart, depending on the expenses of that class.

LARGE CAP GROWTH FUND -- CLASS C PERFORMANCE

YEARS               TOTAL RETURN

1994                   -2.43%

1995                   31.03%

1996                   13.42%

1997                   28.37%

1998                   20.70%

1999                   17.17%

2000                  -20.32%

2001                  -23.20%

During the period shown in the bar chart, the highest quarterly return was 19.92% (for the quarter ended December 31, 1998) and the lowest quarterly return was -22.99% (for the quarter ended March 31, 2001).

The year-to-date return for the Fund's Class C shares as of June 30, 2002 is -25.79%.

The following table indicates the risks of investing in the Large Cap Growth Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's 500 Index, the S&P Barra Growth Index and the Russell 1000 Growth Index. The Standard & Poor's 500 Index is a widely recognized unmanaged index of common stock prices. The S&P Barra Growth Index is an index that contains stocks with higher price-to-book ratios and is considered representative of the large-cap growth asset class. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. On August 1, 2002 the Fund changed its secondary comparative index from the S&P Barra Growth Index to the Russell 1000 Growth Index because the sub-advisor believes the Russell 1000 Growth Index more accurately reflects the Fund's portfolio composition. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

LARGE CAP GROWTH FUND
                                                                          Since
                                                                          Fund
                                                    1 Year   5 Years    Started*

Class A Return Before Taxes                         -27.61%     1.70%      5.86%
------------------------------------------------    ------    ------     ------
Standard & Poor's 500 Index                         -11.89%    10.70%     13.88%
------------------------------------------------    ------    ------     ------
S&P Barra Growth Index                              -12.73%    11.09%     14.19%
------------------------------------------------    ------    ------     ------
Russell 1000 Growth Index                           -20.42%     8.27%     12.86%
------------------------------------------------    ------    ------     ------
Class C Return Before Taxes                         -24.07%     1.89%      5.58%
------------------------------------------------    ------    ------     ------
Class C Return After Taxes on Distributions         -24.07%     1.05%      4.76%
------------------------------------------------    ------    ------     ------
Class C Return After Taxes on Distributions
  and Sale of Fund Shares                           -14.78%     1.95%      4.70%
------------------------------------------------    ------    ------     ------
Standard & Poor's 500 Index                         -11.89%    10.70%     13.73%
------------------------------------------------    ------    ------     ------
S&P Barra Growth Index                              -12.73%    11.09%     14.11%
------------------------------------------------    ------    ------     ------
Russell 1000 Growth Index                           -20.42%     8.27%     12.25%
------------------------------------------------    ------    ------     ------
* Class A shares began operations on August 2, 1993 and Class C shares began operations on June 7, 1993. There is no performance information presented for Class B shares since they have not operated for a full calendar year.

The after-tax returns shown are for Class C shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class C after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. The after-tax returns shown above are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

In certain cases, the Fund's "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than its other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                         Shareholder Fees
                                                             (fees paid directly from your investment)

                                                       Class A Shares     Class B Shares     Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)              5.75%1               None               None
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                      *             5.00%2             1.00%3
-----------------------------------------------------------------------------------------------------------
Redemption Fee                                                 **                 **                 **
-----------------------------------------------------------------------------------------------------------

                                                                  Annual Fund Operating Expenses4
                                                           (expenses that are deducted from Fund assets)

Management Fees                                              0.75%              0.75%              0.75%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.25%              0.99%              1.00%
-----------------------------------------------------------------------------------------------------------
Other Expenses                                               0.39%             90.04%              1.11%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.39%             91.78%              2.86%
-----------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5                     0.09%             89.35%              0.35%
-----------------------------------------------------------------------------------------------------------
Net Expenses                                                 1.30%              2.43%              2.51%
-----------------------------------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended March 31, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.

     5 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of certain of the Total Annual Fund Operating Expenses of each class of the Fund through at least March 31, 2003.

The following example should help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares       Class B Shares       Class C Shares

      1 Year               $    700             $    646            $    254
     ---------------------------------------------------------------------------
      3 Years              $    981             $  6,480            $    853
     ---------------------------------------------------------------------------
      5 Years              $  1,284             $  6,485            $  1,478
     ---------------------------------------------------------------------------
     10 Years              $  2,140             $  6,387*           $  3,160
     ---------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                 Class B Shares

 1 Year                             $    246
 3 Years                            $  6,280
 5 Years                            $  6,385
10 Years                            $  6,387*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to by Touchstone Advisors for periods after year 1.

* Based on conversion to Class A shares after 8 years.

ENHANCED 30 FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Enhanced 30 Fund seeks to achieve a total return that is higher than the total return of the Dow Jones Industrial Average.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the Dow Jones Industrial Average by substituting stocks that offer above average growth potential for those stocks in the Dow Jones Industrial Average that appear to have less growth potential. The Fund's portfolio will at all times consist of 30 stocks and up to 1/3 of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

The portfolio manager uses a database of 4,000 stocks from which to choose the companies that will be substituted in the enhanced portion of the portfolio. A specific process is followed to assist the portfolio manager in its selections:

     o The 4,000 stocks are reduced to 1,400 by screening for quality and market capitalization ($10 billion minimum)
     o A model is applied to select stocks that the portfolio manager believes are priced at a discount to their true value. This model reduces the stock choices to about 300 companies
     o The portfolio manager then searches for those companies which have excellent earnings potential

Stocks are sold when the portfolio manager believes they are overpriced or face a significant reduction in earnings prospects. The portfolio is rebalanced periodically or as needed due to changes in the Dow Jones Industrial Average or the other securities in the portfolio.

The portfolio manager's selection process is expected to cause the Fund's portfolio to have the following characteristics:

     o    Attractive valuation
     o    Above-average earnings and dividend growth
     o    Above-average market capitalization ratio
     o    Dominant industry position
     o    Seasoned management
     o    Above-average quality

Unlike  the  Dow  Jones  Industrial  Average,   the  Enhanced  30  Fund  is  not
price-weighted.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the stock selection model is not accurate in its stock screening process
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the Enhanced 30 Fund. It shows the performance of the Fund's Class A shares since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

ENHANCED 30 FUND -- CLASS A PERFORMANCE

YEARS               TOTAL RETURN

2001                   -8.95%

During the period shown in the bar chart, the highest quarterly return was 13.75% (for the quarter ended December 31, 2001) and the lowest quarterly return was -12.52% (for the quarter ended September 30, 2001).

The year-to-date return for the Fund's Class A shares as of June 30, 2002 is -10.81%.

The following table indicates the risks of investing in the Enhanced 30 Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Dow Jones Industrial Average. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

ENHANCED 30 FUND

                                                                        Since
                                                                        Fund
                                                            1 Year      Started*

Class A Return Before Taxes                                 -14.22%     -9.95%
------------------------------------------------            ------     ------
Class A Return After Taxes on Distributions                 -14.45%    -10.17%
------------------------------------------------            ------     ------
Class A Return After Taxes on Distributions
  and Sale of Fund Shares                                    -8.74%     -8.01%
------------------------------------------------            ------     ------
Dow Jones Industrial Average                                 -5.44%     -0.06%
------------------------------------------------            ------     ------
Class C Return Before Taxes                                  -9.73%     -7.29%
------------------------------------------------            ------     ------
Dow Jones Industrial Average                                 -5.44%     -0.08%
------------------------------------------------            ------     ------

* Class A shares began operations on May 1, 2000 and Class C shares began operations on May 16, 2000. There is no performance information presented for Class B shares since they have not operated for a full calendar year.

The after-tax returns shown are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. The after-tax returns shown above are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

In certain cases, the Fund's "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than its other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                         Shareholder Fees
                                                             (fees paid directly from your investment)

                                                       Class A Shares     Class B Shares     Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)              5.75%1               None               None
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                      *             5.00%2             1.00%3
-----------------------------------------------------------------------------------------------------------
Redemption Fee                                                 **                 **                 **
-----------------------------------------------------------------------------------------------------------

                                                                  Annual Fund Operating Expenses4
                                                           (expenses that are deducted from Fund assets)

Management Fees                                              0.65%              0.65%              0.65%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.15%              0.94%              0.76%
-----------------------------------------------------------------------------------------------------------
Other Expenses                                               2.30%              4.60%              4.82%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         3.10%              6.19%              6.23%
-----------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5                     2.10%              4.44%              4.48%
-----------------------------------------------------------------------------------------------------------
Net Expenses                                                 1.00%              1.75%              1.75%
-----------------------------------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Annual Fund Operating Expenses shown above are based upon actual operating history for the fiscal year ended March 31, 2002, except they have been restated to reflect a 0.055% increase in expenses due to the current fee arrangement with the Fund's administrator.

     5 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2003.

The following example should help you compare the cost of investing in the Enhanced 30 Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares       Class B Shares       Class C Shares

      1 Year              $    671              $    578            $    178
     ---------------------------------------------------------------------------
      3 Years             $  1,290              $  1,641            $  1,449
     ---------------------------------------------------------------------------
      5 Years             $  1,934              $  2,774            $  2,688
     ---------------------------------------------------------------------------
     10 Years             $  3,651              $  5,097*           $  5,656
     ---------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                 Class B Shares

 1 Year                             $    178
 3 Years                            $  1,441
 5 Years                            $  2,674
10 Years                            $  5,097*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

* Based on conversion to Class A shares after 8 years.

VALUE PLUS FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Value Plus Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 65% of its assets) in common stocks of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These may include companies in the technology sector.

At least 75% of the Fund's assets will be invested in large cap companies and the remainder will generally be invested in mid cap companies.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
     o Because value oriented funds will typically underperform when growth investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the Value Plus Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

VALUE PLUS FUND -- CLASS A PERFORMANCE

YEARS               TOTAL RETURN

1999                   15.51%

2000                    1.91%

2001                   -1.77%

During the period shown in the bar chart, the highest quarterly return was 13.01% (for the quarter ended December 31,1999) and the lowest quarterly return was -11.83% (for the quarter ended September 30, 2001).

The year-to-date return for the Fund's Class A shares as of June 30, 2002 is -15.21%.

The following table indicates the risks of investing in the Value Plus Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's 500 Index, the S&P/Barra Value Index and the Russell 1000 Value Index. The Standard & Poor's 500 Index is a widely recognized unmanaged index of common stock prices. The S&P/Barra Value Index is a capitalization-weighted index of stocks in the S&P 500 with high book-to-price ratios relative to the S&P 500 as a whole. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

VALUE PLUS FUND

                                                                        Since
                                                                        Fund
                                                            1 Year      Started*

Class A Return Before Taxes                                  -7.46%      3.55%
------------------------------------------------            ------     ------
Class A Return After Taxes on Distributions                  -7.56%      2.63%
------------------------------------------------            ------     ------
Class A Return After Taxes on Distributions
  and Sale of Fund Shares                                    -4.58%      2.68%
------------------------------------------------            ------     ------
Class C Return Before Taxes                                  -2.57%      4.21%
------------------------------------------------            ------     ------
Standard & Poor's 500 Index                                 -11.89%      1.96%
------------------------------------------------            ------     ------
S&P/Barra Value Index                                       -11.70%      1.57%
------------------------------------------------            ------     ------
Russell 1000 Value Index                                     -5.59%      3.02%
------------------------------------------------            ------     ------

* Class A shares began operations on May 1, 1998 and Class C shares began operations on January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on May 1, 1998. There is no performance information presented for Class B shares since they have not operated for a full calendar year.

The after-tax returns shown are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. The after-tax returns shown above are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

In certain cases, the Fund's "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than its other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                         Shareholder Fees
                                                             (fees paid directly from your investment)

                                                       Class A Shares     Class B Shares     Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)              5.75%1               None               None
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                      *             5.00%2             1.00%3
-----------------------------------------------------------------------------------------------------------
Redemption Fee                                                 **                 **                 **
-----------------------------------------------------------------------------------------------------------


                                                                  Annual Fund Operating Expenses
                                                           (expenses that are deducted from Fund assets)

Management Fees                                              0.75%              0.75%              0.75%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.25%              0.99%              0.99%
-----------------------------------------------------------------------------------------------------------
Other Expenses                                               0.52%             56.91%              1.11%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.52%             58.65%              2.85%
-----------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement4                     0.22%             56.60%              0.80%
-----------------------------------------------------------------------------------------------------------
Net Expenses                                                 1.30%              2.05%              2.05%
-----------------------------------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2003.

The following example should help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares       Class B Shares       Class C Shares

      1 Year               $    700              $    608            $    208
     ---------------------------------------------------------------------------
      3 Years              $  1,007              $  6,874            $    808
     ---------------------------------------------------------------------------
      5 Years              $  1,337              $  8,163            $  1,433
     ---------------------------------------------------------------------------
     10 Years              $  2,266              $  8,426*           $  3,119
     ---------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                 Class B Shares

 1 Year                             $    208
 3 Years                            $  6,674
 5 Years                            $  8,063
10 Years                            $  8,426*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

* Based on conversion to Class A shares after 8 years.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?
--------------------------------------------------------------------------------

The International Equity Fund may engage in active trading to achieve its investment goals. This may cause the Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?
--------------------------------------------------------------------------------

Each Fund (except the Growth Opportunities Fund) may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND. The International Equity Fund may also invest in:

     o Certain debt securities issued by U.S. and non-U.S. entities (up to 20% of total assets), including non-investment grade debt securities rated as low as B
     o    American depository receipts (ADRs) and other depository receipts
     o    Initial public offerings

EMERGING GROWTH FUND. The Emerging Growth Fund may also invest in:

     o    Large cap company stocks
     o    Securities of foreign companies (up to 20% of total assets)
     o American depository receipts (ADRs), American depository shares and other depository receipts (up to 20% of total assets)
     o Securities of companies in emerging market countries (up to 10% of total assets)
     o Securities designed to replicate an index, an industry or a sector of the economy
     o    Cash equivalents
     o    Initial public offerings

GROWTH OPPORTUNITIES FUND. The Growth Opportunities Fund may also invest up to 10% of its total assets in common stocks of small cap companies.

VALUE PLUS FUND. The Value Plus Fund may also invest in:

     o    Preferred stocks
     o    Investment grade debt securities
     o    Convertible securities

In addition, the Value Plus Fund may invest up to 10% of its total assets in:

     o    Cash equivalent investments
     o    Short-term debt securities

THE FUNDS AT A GLANCE.
--------------------------------------------------------------------------------

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the main types of securities in which each Fund generally will invest. Investments marked P are principal investments. Investments marked 0 are other types of securities in which a Fund may invest to a lesser extent. Some of the Funds' investments are described in detail on the following pages:


                                 International    Emerging    Growth           Large Cap    Enhanced    Value
                                 Equity           Growth      Opportunities    Growth       30          Plus
                                 Fund             Fund        Fund             Fund         Fund        Fund
FINANCIAL INSTRUMENTS
---------------------
 Invests in U.S. stocks                              P              P              P           P          P
-------------------------------------------------------------------------------------------------------------
 Invests in foreign stocks             P
-------------------------------------------------------------------------------------------------------------
 Invests in foreign companies          P             0
-------------------------------------------------------------------------------------------------------------
 Invests in short-term
 debt securities                                                                                          0
-------------------------------------------------------------------------------------------------------------
 Invests in investment grade
 debt securities                       0                                                                  0
-------------------------------------------------------------------------------------------------------------
 Invests in non-investment
 grade debt securities                 0
-------------------------------------------------------------------------------------------------------------
 Invests in foreign debt
 securities                            0
-------------------------------------------------------------------------------------------------------------
 Invests in cash equivalents                         0                                                    0
-------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
---------------------
Emphasizes securities of
small cap companies                                  P              0
-------------------------------------------------------------------------------------------------------------
Emphasizes securities of
mid cap companies                      P             P              P                                     P
-------------------------------------------------------------------------------------------------------------
Emphasizes securities of
large cap companies                    P             0              P              P           P          P
-------------------------------------------------------------------------------------------------------------
Emphasizes undervalued
stocks                                               P              P                                     P
-------------------------------------------------------------------------------------------------------------
Emphasizes securities of
emerging growth companies                            P                                                    0
-------------------------------------------------------------------------------------------------------------
Invests in emerging
market countries                       P             0
-------------------------------------------------------------------------------------------------------------
Invests in technology
securities                                           P              P              P                      P
-------------------------------------------------------------------------------------------------------------
Invests in initial
public offerings (IPOs)                0             0
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

ASSETS. A Fund's assets are defined as net assets plus the amount of any borrowings for investment purposes. This definition applies to the discussion of the International Equity Fund and the Large Cap Growth Fund's principal investment strategies.

FOREIGN COMPANIES. A foreign company is a company that meets one or more of the following criteria:

o    It is organized under the laws of a foreign country
o    It maintains its principal place of business in a foreign country
o The principal trading market for its securities is located in a foreign country
o It derives at least 50% of its revenues or profits from operations in foreign countries
o    It has at least 50% of its assets located in foreign countries

Some portfolio managers may define the parameters for a foreign company differently.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are generally rated BBB or better by Standard & Poor's Rating Service ("S&P") and Fitch Ratings ("Fitch") or Baa or better by Moody's Investors Service, Inc. ("Moody's").

NON-INVESTMENT GRADE DEBT SECURITIES. Non-investment grade debt securities are higher risk, lower quality securities, often referred to as "junk bonds," and are considered speculative. They are rated by S&P and Fitch as less than BBB or by Moody's as less than Baa.

AMERICAN DEPOSITORY RECEIPTS (ADRS), AMERICAN DEPOSITORY SHARES (ADSS) AND OTHER DEPOSITORY RECEIPTS. ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.

FOREIGN DEBT SECURITIES. Foreign debt securities are obligations of a country other than the U.S. to pay interest and repay principal.

"SMALL CAP," "MID CAP" AND "LARGE CAP" COMPANIES. Generally companies are categorized as follows:

     o A small cap company has a market capitalization of less than $2 billion.
     o A mid cap company has a market capitalization of between $2 billion and $10 billion.
     o A large cap company has a market capitalization of more than $10 billion

Some portfolio managers may define the parameters for a category differently.

UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

o    Price relative to earnings
o    Price relative to cash flow
o    Price relative to financial strength

EMERGING GROWTH COMPANIES. Emerging growth companies include:

o Companies that have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates
o Companies that the portfolio managers believe have unrecognized asset values, undervalued growth or emerging growth
o    Companies undergoing a turnaround

EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Holland, Hong Kong, Ireland, Italy, Japan, Luxembourg, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meets one or more of the following criteria:

o    It is organized under the laws of an emerging market country
o    It maintains its principal place of business in an emerging market country
o The principal trading market for its securities is located in an emerging market country
o It derives at least 50% of its revenues or profits from operations within emerging market countries
o    It has at least 50% of its assets located in emerging market countries

Some portfolio managers may define the parameters for an emerging market company differently.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?
--------------------------------------------------------------------------------

The following table shows some of the principal and other risks to which each Fund is subject. Risks marked P are principal risks. Risks marked 0 are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below:

                                 International    Emerging    Growth           Large Cap    Enhanced    Value
                                 Equity           Growth      Opportunities    Growth       30          Plus
                                 Fund             Fund        Fund             Fund         Fund        Fund
MARKET RISK                            P             P              P              P           P          P
Small Cap Companies                                  P              0
Mid Cap Companies                      P             P              P                                     P
Emerging Growth Companies                            P
Initial Public Offerings (IPOs)        0             0
Technology Securities                                P              P              P                      P
INTEREST RATE RISK                     0                                                                  0
CREDIT RISK                            0                                                                  0
Non-Investment Grade
   Debt Securities                     0
FOREIGN INVESTING RISK                 P             0
Emerging Market Countries              P             0
Political Risk                         P             0
NON-DIVERSIFICATION RISK                                            P
INVESTMENT STYLE RISK                  P                                           P                      P

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

MARKET RISK. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. The price of stocks tends to go up and down more than the price of bonds.

     o Small Cap Companies. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

     o Mid Cap Companies. Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

     o Emerging Growth Companies. Investment in emerging growth companies is subject to enhanced risks because these companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of these companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.

     o Initial Public Offerings (IPOs). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

     o Technology Securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the marketplace.

INTEREST RATE RISK. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

CREDIT RISK. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     o Non-Investment Grade Debt Securities. Non-investment grade debt securities are sometimes referred to as "junk bonds" and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund that invests in non-investment grade debt securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     o Emerging Market Countries. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

     o Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest a significant percentage of its assets in the securities of a single company. Because the Fund's holdings may be concentrated in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

INVESTMENT STYLE RISK. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Funds' sub-advisors, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Funds' sub-advisors, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Funds' sub-advisors through various analyses and through in-person, telephone and written consultations with the sub-advisor.

Touchstone Advisors discusses its expectations for performance with a Fund's sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied for, and the Securities and Exchange Commission has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone funds. Shareholders of a Fund will be notified of any changes in the sub-advisor to that Fund.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the sub-advisors, custodians, transfer and accounting agent and administrator.

Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of the evaluations of the Fund sub-advisors.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Fund sub-advisor a fee for its services. The fee paid to Touchstone Advisors by each Fund during its most recent fiscal year is shown in the table below:

--------------------------------------------------------------------------------
International Equity Fund*                   0.95% of average daily net assets
--------------------------------------------------------------------------------
Growth Opportunities Fund                    0.83% of average daily net assets
--------------------------------------------------------------------------------
Emerging Growth Fund                         0.80% of average daily net assets
--------------------------------------------------------------------------------
Large Cap Growth Fund                        0.75% of average daily net assets
--------------------------------------------------------------------------------
Value Plus Fund                              0.75% of average daily net assets
--------------------------------------------------------------------------------
Enhanced 30 Fund                             0.65% of average daily net assets
--------------------------------------------------------------------------------

* Prior to May 1, 2002, the Fund was managed by Credit Suisse Asset Management LLC.

FUND SUB-ADVISORS
--------------------------------------------------------------------------------

The Funds' sub-advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each sub-advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

FUND SUB-ADVISOR TO THE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED ("BIAM")
75 Holly Hill Lane, Greenwich, CT 06830

BIAM has been registered as an investment advisor under the Advisers Act since 1987. BIAM provides investment advisory services to individual and institutional clients. As of December 31, 2001, BIAM had assets under management of approximately $24.9 billion. BIAM has been managing the International Equity Fund since May 2002.

The Fund is managed by a team of 17 BIAM investment professionals, headed by Chris Reilly, Chief Investment Officer. Mr. Reilly joined BIAM's asset management team in 1980 and has had overall responsibility for asset management since 1985.

FUND SUB-ADVISORS TO THE EMERGING GROWTH FUND
--------------------------------------------------------------------------------

TCW INVESTMENT MANAGEMENT COMPANY ("TCW")
865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

TCW has been registered as an investment advisor under the Advisers Act since 1987. TCW provides investment advisory services to individual and institutional clients. As of December 31, 2001, The TCW Group, Inc., (the parent company of
TCW), had assets under management of approximately $75 billion. TCW has been managing the Emerging Growth Fund since May 2001.

Nicholas F. Galluccio and Susan I. Schottenfeld have primary responsibility for the day-to-day management of the Fund's assets allocated to TCW. Mr. Galluccio is a Managing Director of TCW and has been with the firm since 1982. Ms. Schottenfeld is a Managing Director of TCW and has been with the firm since 1985.

WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("WESTFIELD")
One Financial Center, Boston, MA 02111

Westfield has been registered as an investment advisor under the Advisers Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of December 31, 2001, Westfield had assets under management of approximately $2.7 billion. Westfield has been managing the Emerging Growth Fund since the Fund's inception.

William A. Muggia, Director and Chief Investment Officer of Westfield, has managed the portion of the Emerging Growth Fund's assets allocated to Westfield by the Advisor since April 1999. Mr. Muggia has been with Westfield since 1994.

FUND SUB-ADVISOR TO THE GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

MASTRAPASQUA & ASSOCIATES, INC. ("MASTRAPASQUA")
814 Church Street, Nashville, TN 37203

Mastrapasqua has been registered as an investment advisor under the Advisers Act since 1993. Mastrapasqua provides investment advisory services to individual and institutional clients. As of December 31, 2001, Mastrapasqua had assets under management of approximately $1.8 billion.

Frank Mastrapasqua, Ph.D., Chairman and Chief Executive Officer of Mastrapasqua, and Thomas A. Trantum, CFA, President of Mastrapasqua, are primarily responsible for the day-to-day management of the Growth Opportunities Fund. Mr. Mastrapasqua and Mr. Trantum have served as portfolio managers for Mastrapasqua since 1993 and have been managing the Fund since its inception.

FUND SUB-ADVISOR TO THE LARGE CAP GROWTH FUND AND THE VALUE PLUS FUND
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2001, Fort Washington had assets under management of approximately $19 billion. Fort Washington has been managing the Large Cap Growth Fund since May 2000 and the Value Plus Fund since its inception.

John C. Holden, CFA, and Timothy J. Jossart, CFA, are primarily responsible for managing the Value Plus Fund. Mr. Holden joined Fort Washington in 1997 and is Vice President and Senior Portfolio Manager. Mr. Jossart joined Fort Washington in 1996 and is Assistant Vice President, Assistant Portfolio Manager and Senior Research Manager. Mr. Holden has been managing the Fund since May 1998 and Mr. Jossart has been managing the Fund since August 2002.

Charles E. Stutenroth IV, CFA, and Charles A. Ulbricht, CFA, are primarily responsible for managing the Large Cap Growth Fund and have been managing the Fund since November 1999. Mr. Stutenroth has served as Vice President of Fort Washington since 1999. From 1996 until 1999, he was Senior Vice President of Bank of America Investment Management, prior to which he was Vice President of National City Investment Management & Trust. Mr. Ulbricht is Assistant Vice President, Portfolio Manager and has worked at Fort Washington since 1995.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund sub-advisor. The Board of Trustees reviews all of
Touchstone Advisor's decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

FUND SUB-ADVISOR TO THE ENHANCED 30 FUND
--------------------------------------------------------------------------------

TODD INVESTMENT ADVISORS, INC. ("TODD")
101 South Fifth Street, Suite 3160, Louisville, KY 40202

Todd has been registered as an investment advisor under the Advisers Act since 1979. Todd provides investment advisory services to individual and institutional clients. As of December 31, 2001, Todd had assets under management of approximately $3 billion. Todd has been managing the Enhanced 30 Fund since its inception.

Curtiss M. Scott, Jr., CFA, has primary responsibility for the day-to-day management of the Fund. Mr. Scott joined Todd in 1996. He currently manages both small cap and large cap products for Todd. He has 17 years of experience as a small cap portfolio manager and 22 years of industry experience. Prior to joining Todd, Mr. Scott was a partner with Executive Investment Advisors. Mr. Scott is supported by Robert P. Bordogna, President and Chief Executive Officer of Todd and Bosworth M. Todd, founder of Todd. Mr. Bordogna and Mr. Todd have worked together since 1980.

Todd is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Todd as the Fund's sub-advisor. The Board of Trustees reviews all of Touchstone Advisor's decisions, with respect to the retention of Todd, to reduce the possibility of a conflict of interest situation.

CHOOSING A CLASS OF SHARES

Each Fund offers Class A shares, Class B shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES
--------------

The offering price of Class A shares of each Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                     SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT               OFFERING PRICE      NET AMOUNT INVESTED
Under $50,000                               5.75%           6.10%
$50,000 but less than $100,000              4.50%           4.71%
$100,000 but less than $250,000             3.50%           3.63%
$250,000 but less than $500,000             2.95%           3.04%
$500,000 but less than $1 million           2.25%           2.30%
$1 million or more                          0.00%           0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the Statement of Additional Information ("SAI"). In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or their service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within 1 year, you may pay a contingent deferred sales charge ("CDSC"), a sales charge you pay when you redeem your shares, of 1% on the shares redeemed.

Each Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. Under the plan, each Fund pays an annual fee of up to 0.25% of its average daily net assets that are attributable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CLASS B SHARES
--------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $500,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $500,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

                                                             CDSC AS A
YEAR SINCE PURCHASE PAYMENT MADE                   % OF AMOUNT SUBJECT TO CHARGE

First                                                          5.00%
Second                                                         4.00%
Third                                                          3.00%
Fourth                                                         2.00%
Fifth                                                          1.00%
Sixth                                                          1.00%
Seventh and thereafter*                                        None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

CLASS C SHARES
--------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $1 MILLION, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the investment application included in this Prospectus. You may also obtain an investment application from Touchstone or your financial advisor.

For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

     ! INVESTOR ALERT: Each Touchstone Fund reserves the right to reject any purchase request - including exchanges from other Touchstone Funds - that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

                                                       INITIAL        ADDITIONAL
                                                      INVESTMENT      INVESTMENT

REGULAR ACCOUNT                                         $1,000         $   50

RETIREMENT PLAN ACCOUNT OR CUSTODIAL ACCOUNT UNDER      $  250         $   50
A UNIFORM GIFTS/TRANSFERS TO MINORS ACT ("UGTMA")

INVESTMENTS THROUGH THE AUTOMATIC INVESTMENT PLAN       $   50         $   50

o    INVESTOR  ALERT:   Touchstone  may  change  these  initial  and  additional
     investment minimums at any time.

HOUSEHOLDING POLICY. The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, telephone Touchstone toll-free at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request.

If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

You can invest in the Funds in the following ways:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Family of Funds.

o Send your check with the completed investment application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o    You may also open an account through your financial advisor.

o We price direct purchases based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received by financial advisors before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund.

o    You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

o You may invest in the Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans, such as defined benefit and defined contribution plans.

     INDIVIDUAL RETIREMENT PLANS

     o    Traditional Individual Retirement Accounts (IRAs)
     o    Savings Incentive Match Plan for Employees (SIMPLE IRAs)
     o    Spousal IRAs
     o    Roth Individual Retirement Accounts (Roth IRAs)
     o    Coverdell Education Savings Accounts (Education IRAs)
     o    Simplified Employee Pension Plans (SEP IRAs)
     o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to Touchstone

     EMPLOYER SPONSORED RETIREMENT PLANS

     o    Defined benefit plans
     o Defined contribution plans (including 401k plans, profit sharing plans and money purchase plans)
     o    457 plans

ooo SPECIAL TAX CONSIDERATION
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

o    For further  information about any of the plans,  agreements,  applications
     and  annual   fees,   contact   Touchstone   (Nationwide   call   toll-free
     1.800.543.0407) or your financial advisor.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o    Make your check payable to the Touchstone Family of Funds.

o    Write your account number on the check.

o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number.

o Purchases in the Funds will be processed at that day's public offering price if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, on a day when the NYSE is open for regular trading.

o    Banks may charge a fee for handling wire transfers.

o You should contact Touchstone or your financial advisor for further instructions.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Opening An Account - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. For further details about this service, call Touchstone at 1.800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements
     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price) next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $25,000.

o    To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

o If we receive your sale request before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

     o    Requiring personal identification
     o Making checks payable only to the owner(s) of the account shown on Touchstone's records
     o Mailing checks only to the account address shown on Touchstone's records
     o    Directing wires only to the bank account shown on Touchstone's records
     o    Providing written confirmation for transactions requested by telephone
     o    Tape recording instructions received by telephone

BY MAIL

o    Write to Touchstone.

o    Indicate the number of shares or dollar amount to be sold.

o    Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

BY WIRE

o    Complete the appropriate information on the investment application.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o    You may be charged a fee.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o    Withdrawals can be made monthly, quarterly, semiannually or annually.

o    There is no special fee for this service.

o    There is no minimum amount required for retirement plans.

ooo SPECIAL TAX CONSIDERATION
Involuntary sales may result in the sale of your Fund shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR

o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

ooo SPECIAL TAX CONSIDERATION
Selling your shares may cause you to incur a taxable gain or loss.

o INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% will be charged on redemptions made within 1 year of purchase. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CDSC. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. Therefore, any increase in the share price is not subject to the CDSC. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of shares.

No CDSC is applied if:

     o The redemption is due to the death or post-purchase disability of a shareholder
     o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
     o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES
--------------------------------------------------------------------------------

Some circumstances require that your request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $100,000
     o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
     o    Proceeds are being sent to an address other than the address of record
     o Proceeds or shares are being sent/transferred from a joint account to an individual's account
     o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request

     o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS. Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

REINSTATEMENT PRIVILEGE. You may reinvest the proceeds from a sale, dividend or capital gain distribution of your Fund shares in any of the Touchstone Funds without a sales charge. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

ooo SPECIAL TAX CONSIDERATION
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

LOW ACCOUNT BALANCES. Touchstone may sell your shares and send the proceeds to you if your balance falls below the minimum amount required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o    When the NYSE is closed for other than customary weekends and holidays

o    When trading on the NYSE is restricted

o When an emergency situation causes a Fund's sub-advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

o    During any other time when the SEC, by order, permits.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

Each Fund's share price (also called NAV) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone.

The Funds' investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

     o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost, which the Board of Trustees has determined, represents fair value.

     o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

     o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

     o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

DISTRIBUTIONS AND TAXES

ooo SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for by each Fund:

                                            DIVIDENDS DECLARED    DIVIDENDS PAID

International Equity Fund
Emerging Growth Fund
Growth Opportunities Fund                        Annually            Annually
--------------------------------------------------------------------------------

Large Cap Growth Fund
Enhanced 30 Fund
Value Plus Fund                                  Quarterly           Quarterly
--------------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

ooo SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Funds and certain distributions paid by the Funds during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights table for the International Equity Fund is intended to help you understand the Fund's financial performance for the past five years.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods ended December 31, 1999 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for periods ending before December 31, 1999 was audited by other independent accountants.

INTERNATIONAL EQUITY FUND - CLASS A*
--------------------------------------------------------------------------------

                                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   THREE
                                                      YEAR         MONTHS         YEAR          YEAR          YEAR          YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                    MARCH 31,     MARCH 31,     DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                      2002          2001          2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........   $    8.31     $   10.08     $   16.52     $   12.89     $   11.41     $   10.63
                                                   -------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .......................          --(A)         --            --            --            --(A)       0.02
   Net realized and unrealized gains (losses) on
      investments ..............................       (1.47)        (1.77)        (3.18)         5.06          2.27          1.64
                                                   -------------------------------------------------------------------------------
Total from investment operations ...............       (1.47)        (1.77)        (3.18)         5.06          2.27          1.66
                                                   -------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ........          --            --         (0.18)        (0.06)        (0.05)        (0.02)
   Distributions from net realized gains .......          --            --         (3.08)        (1.37)        (0.74)        (0.86)
   Return of capital ...........................          --            --            --(A)         --            --            --
                                                   -------------------------------------------------------------------------------
Total distributions ............................          --            --         (3.26)        (1.43)        (0.79)        (0.88)
                                                   -------------------------------------------------------------------------------

Net asset value at end of period ...............   $    6.84     $    8.31     $   10.08     $   16.52     $   12.89     $   11.41
                                                   ===============================================================================

Total return(B) ................................     (17.69%)      (17.56%)(C)   (19.16%)       39.50%        19.94%        15.57%
                                                   ===============================================================================

Net assets at end of period (000's) ............   $   5,945     $   6,384     $   7,654     $   9,043     $   6,876     $   4,761
                                                   ===============================================================================

Ratio of net expenses to average net assets(D) .       1.60%         1.58%(E)      1.60%         1.60%         1.60%         1.60%

Ratio of net investment income (loss)
   to average net assets .......................       0.06%        (0.06%)(E)    (0.37%)       (0.08%)       (0.03%)        0.17%

Portfolio turnover .............................        314%          180%(E)       128%          155%          138%          151%

(A)  Amount rounds to less than $0.01 per share.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.62%, 3.62%(E), 3.27%, 4.11%, 5.18%, and 7.07% for the periods ended March 31, 2002 and 2001 and December 31, 2000, 1999, 1998, and 1997, respectively.

(E)  Annualized.

* On May 1, 2002, the Fund replaced its sub-advisor, Credit Suisse Asset Management LLC, with Bank of Ireland Asset Management (U.S.) Limited.

INTERNATIONAL EQUITY FUND - CLASS B*
--------------------------------------------------------------------------------
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                     MARCH 31,
                                                                      2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ...........................   $   8.45
                                                                     --------

Income (loss) from investment operations:
   Net investment income .........................................       0.04
   Net realized and unrealized losses on investments .............      (2.02)
                                                                     --------
Total from investment operations .................................      (1.98)
                                                                     --------

Net asset value at end of period .................................   $   6.47
                                                                     ========

Total return(B) ..................................................    (23.43%)
                                                                     ========

Net assets at end of period (000's) ..............................   $    117
                                                                     ========

Ratio of net expenses to average net assets(C) ...................      2.35%(D)

Ratio of net investment income to average net assets .............      1.73%(D)

Portfolio turnover rate ..........................................       314%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and reimbursements by the Adviser, the ratio of expenses to average net assets for the period ended March 31, 2002 would have been 24.70%(D).

(D)  Annualized.

* On May 1, 2002, the Fund replaced its sub-advisor, Credit Suisse Asset Management LLC, with Bank of Ireland Asset Management (U.S.) Limited.

INTERNATIONAL EQUITY FUND - CLASS C*
--------------------------------------------------------------------------------

                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------
                                                                             THREE
                                                                 YEAR        MONTHS        YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED
                                                               MARCH 31,    MARCH 31,    DEC. 31,     DEC. 31,
                                                                 2002         2001         2000        1999(A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   7.88     $   9.57     $  15.92     $  12.51
                                                               -----------------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................      (0.05)       (0.01)       (0.11)       (0.11)
   Net realized and unrealized gains (losses) on investments      (1.37)       (1.68)       (3.08)        4.89
                                                               -----------------------------------------------
Total from investment operations ...........................      (1.42)       (1.69)       (3.19)        4.78
                                                               -----------------------------------------------

Less distributions:
   Dividends from net investment income ....................         --           --        (0.08)          --
   Distributions from net realized gains ...................         --           --        (3.08)       (1.37)
   Return of capital .......................................         --           --           --(B)        --
                                                               -----------------------------------------------
Total distributions ........................................         --           --        (3.16)       (1.37)
                                                               -----------------------------------------------

Net asset value at end of period ...........................   $   6.46     $   7.88     $   9.57     $  15.92
                                                               ===============================================

Total return(C) ............................................    (18.02%)     (17.66%)(D)  (20.00%)      38.44%
                                                               ===============================================

Net assets at end of period (000's) ........................   $  3,161     $  4,988     $  4,979     $  6,475
                                                               ===============================================

Ratio of net expenses to average net assets(E) .............      2.35%        2.35%(F)     2.35%        2.35%

Ratio of net investment loss to average net assets .........     (0.65%)      (0.67%)(F)   (1.13%)      (0.81%)

Portfolio turnover .........................................       314%         180%(F)      128%         155%

(A)  The class commenced operations on January 1, 1999.

(B)  Amount rounds to less than $0.01 per share.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D)  Not annualized.

(E) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 5.49%, 4.37%(F), 4.02% and 4.86% for the periods ended March 31, 2002 and 2001 and December 31, 2000 and 1999, respectively.

(F)  Annualized.

* On May 1, 2002, the Fund replaced its sub-advisor, Credit Suisse Asset Management LLC, with Bank of Ireland Asset Management (U.S.) Limited.

The financial highlights table for the Emerging Growth Fund is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods ended December 31, 1999 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for periods ending before December 31, 1999 was audited by other independent accountants.

EMERGING GROWTH FUND - CLASS A
--------------------------------------------------------------------------------

                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                    THREE
                                                       YEAR         MONTHS         YEAR          YEAR          YEAR          YEAR
                                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                     MARCH 31,     MARCH 31,     DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                       2002          2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ...........  $   15.96     $   17.93     $   16.96     $   13.40     $   13.85     $   11.55
                                                    -------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ...........................      (0.14)           --         (0.06)        (0.09)        (0.04)        (0.03)
   Net realized and unrealized gains (losses)
      on investments .............................       3.76         (1.97)         4.16          6.18          0.37          3.71
                                                    -------------------------------------------------------------------------------
Total from investment operations .................       3.62         (1.97)         4.10          6.09          0.33          3.68
                                                    -------------------------------------------------------------------------------

Distributions from net realized gains ............      (0.06)           --         (3.13)        (2.53)        (0.78)        (1.38)
                                                    -------------------------------------------------------------------------------

Net asset value at end of period .................  $   19.52     $   15.96     $   17.93     $   16.96     $   13.40     $   13.85
                                                    ===============================================================================

Total return(A) ..................................     22.72%       (10.99%)(B)    25.92%        45.85%         2.57%        32.20%
                                                    ===============================================================================

Net assets at end of period (000's) ..............  $ 169,781     $  19,141     $  15,304     $  10,743     $   8,335     $   4,949
                                                    ===============================================================================

Ratio of net expenses to average net assets(C) ...      1.50%         1.50%(D)      1.50%         1.50%         1.50%         1.50%

Ratio of net investment loss to average net assets     (1.02%)       (0.10%)(D)    (0.40%)       (0.66%)       (0.41%)       (0.30%)

Portfolio turnover ...............................        73%           68%(D)        98%           97%           78%          101%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.66%, 1.90%(D), 2.37%, 3.29%, 4.11%, and 5.94% for the periods ended March 31, 2002 and 2001 and December 31, 2000, 1999, 1998, and 1997, respectively.

(D)  Annualized.

EMERGING GROWTH FUND - CLASS B
--------------------------------------------------------------------------------
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    MARCH 31,
                                                                     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $   16.45
                                                                   ---------

Income (loss) from investment operations:
   Net investment loss .........................................       (0.09)
   Net realized and unrealized gains on investments ............        1.95
                                                                   ---------
Total from investment operations ...............................        1.86
                                                                   ---------

Distributions from net realized gains ..........................       (0.06)
                                                                   ---------

Net asset value at end of period ...............................   $   18.25
                                                                   =========

Total return(B) ................................................      11.35%
                                                                   =========

Net assets at end of period (000's) ............................   $  15,335
                                                                   =========

Ratio of net expenses to average net assets(C) .................       2.25%(D)

Ratio of net investment loss to average net assets .............      (1.90%)(D)

Portfolio turnover rate ........................................         73%

(A) Represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.29%(D) for the period ended March 31, 2002.

(D)  Annualized.

EMERGING GROWTH FUND - CLASS C
--------------------------------------------------------------------------------

                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                                               THREE
                                                                  YEAR        MONTHS          YEAR          YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                                MARCH 31,     MARCH 31,     DEC. 31,      DEC. 31,
                                                                  2002          2001          2000        1999(A)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   15.01     $   16.87     $   16.29     $   13.04
                                                               ---------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) ............................        0.01         (0.02)        (0.17)        (0.19)
   Net realized and unrealized gains (losses) on investments        3.30         (1.84)         3.88          5.97
                                                               ---------------------------------------------------
Total from investment operations ...........................        3.31         (1.86)         3.71          5.78
                                                               ---------------------------------------------------

Less distributions:
   Dividends from net investment income ....................          --            --         (3.13)        (2.53)
   Distributions from net realized gains ...................       (0.06)           --            --            --
                                                               ---------------------------------------------------
Total distributions ........................................       (0.06)           --         (3.13)        (2.53)
                                                               ---------------------------------------------------

Net asset value at end of period ...........................   $   18.26     $   15.01     $   16.87     $   16.29
                                                               ===================================================

Total return(B) ............................................      22.09%       (11.03%)(C)    24.58%        44.86%
                                                               ===================================================

Net assets at end of period (000's) ........................   $  67,347     $   7,600     $   5,466     $   3,964
                                                               ===================================================

Ratio of net expenses to average net assets(D) .............       2.25%         2.25%(E)      2.25%         2.25%

Ratio of net investment loss to average net assets .........      (1.61%)       (0.63%)(E)    (1.15%)       (1.41%)

Portfolio turnover .........................................         73%           68%(E)        98%           97%

(A)  The class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effects of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.60%, 2.65%(E), 3.12% and 4.03% for the periods ended March 31, 2002 and 2001 and December 31, 2000 and 1999, respectively.

(E)  Annualized.

The financial highlights table for the Growth Opportunities Fund is intended to help you understand the Fund's financial performance for the past five years.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended March 31, 2000 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for periods ending before March 31, 2000 was audited by other independent accountants.

GROWTH OPPORTUNITIES FUND - CLASS A
--------------------------------------------------------------------------------

                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR         YEAR         YEAR         YEAR     SEVEN MONTHS     YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,   AUGUST 31,
                                                         2002         2001         2000         1999        1998(A)       1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ............   $   19.97    $   32.43    $   17.50    $   16.30    $   15.90    $   11.18
                                                      --------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ............................       (0.18)       (0.13)       (0.16)       (0.17)       (0.08)       (0.13)
   Net realized and unrealized
      gains (losses) on investments ...............       (1.61)      (12.33)       15.51         4.84         1.05         5.39
                                                      --------------------------------------------------------------------------
Total from investment operations ..................       (1.79)      (12.46)       15.35         4.67         0.97         5.26
                                                      --------------------------------------------------------------------------

Distributions from net realized gains .............          --           --        (0.42)       (3.47)       (0.57)       (0.54)

Net asset value at end of period ..................   $   18.18    $   19.97    $   32.43    $   17.50    $   16.30    $   15.90
                                                      ==========================================================================

Total return(B) ...................................      (8.96%)     (38.42%)      88.88%       29.89%        6.43%(C)    47.11%
                                                      ==========================================================================

Net assets at end of period (000's) ...............   $ 121,791    $ 107,435    $  79,066    $  24,664    $  28,649    $  26,778
                                                      ==========================================================================

Ratio of net expenses  to average net assets ......       1.49%        1.54%        1.52%        1.66%        1.66%(D)     1.95%

Ratio of net investment loss to average net assets       (0.98%)      (0.66%)      (1.05%)      (0.93%)      (0.91)(D)    (1.03%)

Portfolio turnover rate ...........................         52%          35%          44%          59%          62%(D)       52%

Amount of debt outstanding at end of period (000's)   $      --          n/a          n/a          n/a          n/a          n/a

Average daily amount of debt  outstanding
   during the period (000's)(E) ...................   $      24          n/a          n/a          n/a          n/a          n/a

Average daily number of  capital shares outstanding
   during the period (000's)(E) ...................       8,481          n/a          n/a          n/a          n/a          n/a

Average amount of debt per share
   during the period(E) ...........................   $    0.00          n/a          n/a          n/a          n/a          n/a

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

GROWTH OPPORTUNITIES FUND--CLASS B
--------------------------------------------------------------------------------

                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-----------------------------------------------------------------------------------------------
                                                                                    PERIOD
                                                                                    ENDED
                                                                                   MARCH 31,
                                                                                    2002(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................................   $   22.74
                                                                                  ---------

Loss from investment operations:
   Net investment loss ........................................................       (0.17)
   Net realized and unrealized losses on investments ..........................       (4.79)
                                                                                  ---------
Total from investment operations ..............................................       (4.96)
                                                                                  ---------

Net asset value at end of period ..............................................   $   17.78
                                                                                  =========

Total return(B) ...............................................................     (21.81%)
                                                                                  =========

Net assets at end of period (000's) ...........................................   $   3,380
                                                                                  =========

Ratio of net expenses to average net assets ...................................       2.37%(C)

Ratio of net investment loss to average net assets ............................      (1.93%)(C)

Portfolio turnover rate .......................................................         52%

Amount of debt outstanding at end of period (000's) ...........................   $      --

Average daily amount of debt outstanding during the period (000's)(D) .........   $      24

Average daily number of capital shares outstanding during the period (000's)(D)       8,481

Average amount of debt per share during the period(D) .........................   $    0.00

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)  Annualized.

(D)  Based on fund level shares outstanding.

GROWTH OPPORTUNITIES FUND--CLASS C
-------------------------------------------------------------------------------

                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR          YEAR         PERIOD
                                                                                    ENDED         ENDED         ENDED
                                                                                   MARCH 31,     MARCH 31,     MARCH 31,
                                                                                     2002          2001         2000(A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................................   $   19.74     $   32.30     $   18.65
                                                                                  -------------------------------------

Income (loss) from investment operations:
   Net investment loss ........................................................       (0.32)        (0.19)        (0.11)
   Net realized and unrealized gains (losses) on investments ..................       (1.64)       (12.37)        14.18
                                                                                  -------------------------------------
Total from investment operations ..............................................       (1.96)       (12.56)        14.07
                                                                                  -------------------------------------

Dividends from net investment income ..........................................          --            --         (0.42)
                                                                                  -------------------------------------

Net asset value at end of period ..............................................   $   17.78     $   19.74     $   32.30
                                                                                  =====================================

Total return(B) ...............................................................      (9.93%)      (38.89%)       76.52%(C)
                                                                                  =====================================

Net assets at end of period (000's) ...........................................   $  40,967     $  36,475     $  10,794
                                                                                  =====================================

Ratio of net expenses to average net assets ...................................       2.31%         2.19%         2.33%(D)

Ratio of net investment loss to average net assets ............................      (1.78%)       (1.31%)       (1.77)(D)

Portfolio turnover rate .......................................................         52%           35%           44%

Amount of debt outstanding at end of period (000's) ...........................   $      --           n/a           n/a

Average daily amount of debt outstanding during the period (000's)(E) .........   $      24           n/a           n/a

Average daily number of capital shares outstanding during the period (000's)(E)       8,481           n/a           n/a

Average amount of debt per share during the period(E) .........................   $    0.00           n/a           n/a

(A) Represents the period from the commencement of operations (August 2, 1999) through March 31, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

The financial highlights table for the Large Cap Growth Fund is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended March 31, 2000 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for the fiscal years ending prior to March 31, 2000 was audited by other independent accountants.

LARGE CAP GROWTH FUND - CLASS A
--------------------------------------------------------------------------------

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED MARCH 31,
                                                ------------------------------------------------------------------
                                                   2002          2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ........   $   12.69     $   22.93     $   22.12     $   19.38     $   13.76
                                                -----------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) .............       (0.10)        (0.18)        (0.05)         0.04          0.09
   Net realized and unrealized gains (losses)
      on investments ........................       (0.48)        (9.14)         4.60          2.73          5.76
                                                -----------------------------------------------------------------
Total from investment operations ............       (0.58)        (9.32)         4.55          2.77          5.85
                                                -----------------------------------------------------------------
Less distributions:
   Dividends from net investment income .....          --            --            --         (0.03)        (0.08)
   Distributions from net realized gains ....          --         (0.92)        (3.74)           --         (0.15)
                                                -----------------------------------------------------------------
Total distributions .........................          --         (0.92)        (3.74)        (0.03)        (0.23)
                                                -----------------------------------------------------------------

Net asset value at end of year ..............   $   12.11     $   12.69     $   22.93     $   22.12     $   19.38
                                                =================================================================

Total return(A) .............................      (4.57%)      (41.73%)       20.60%        14.30%        42.74%
                                                =================================================================

Net assets at end of year (000's) ...........   $  67,461     $  24,634     $  65,274     $  55,561     $  38,336
                                                =================================================================

Ratio of net expenses to average
   net assets(B) ............................       1.30%         1.25%         1.26%         1.31%         1.25%

Ratio of net investment income (loss)
   to average net assets ....................      (0.82%)       (0.61%)       (0.24%)        0.18%         0.53%

Portfolio turnover rate .....................         85%           99%           78%           10%            7%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.33% for the year ended March 31, 2002.

LARGE CAP GROWTH FUND - CLASS B
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                     ENDED
                                                                    MARCH 31,
                                                                     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $   13.60
                                                                   ---------

Loss from investment operations:
   Net investment loss .........................................       (0.08)
   Net realized and unrealized losses on investments ...........       (1.97)
                                                                   ---------
Total from investment operations ...............................       (2.05)
                                                                   ---------

Net asset value at end of period ...............................   $   11.55
                                                                   =========

Total return(B) ................................................     (15.07%)
                                                                   =========

Net assets at end of period (000's) ............................   $      34
                                                                   =========

Ratio of net expenses to average net assets(C) .................       2.43%(D)

Ratio of net investment loss to average net assets .............      (1.97%)(D)

Portfolio turnover rate ........................................         85%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 91.72%(D) for the period ended March 31, 2002.

(D)  Annualized.

LARGE CAP GROWTH FUND - CLASS C

==================================================================================================================
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED MARCH 31,
                                                ------------------------------------------------------------------
                                                   2002          2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ........   $   12.19     $   22.32     $   21.86     $   19.34     $   13.77
                                                -----------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ......................       (0.26)        (0.30)        (0.28)        (0.19)        (0.03)
   Net realized and unrealized gains (losses)
      on investments ........................       (0.43)        (8.91)         4.48          2.71          5.75
                                                -----------------------------------------------------------------
Total from investment operations ............       (0.69)        (9.21)          4.2          2.52          5.72
                                                -----------------------------------------------------------------

Less distributions:
   Distributions from net realized gains ....          --         (0.92)        (3.74)           --         (0.15)
                                                -----------------------------------------------------------------
Total distributions .........................          --         (0.92)        (3.74)           --         (0.15)
                                                -----------------------------------------------------------------

Net asset value at end of year ..............   $   11.50     $   12.19     $   22.32     $   21.86     $   19.34
                                                =================================================================

Total return(A) .............................      (5.66%)      (42.39%)       19.24%        13.03%        41.63%
                                                =================================================================

Net assets at end of year (000's) ...........   $   1,869     $   2,178     $   3,618     $   3,146     $   3,862
                                                =================================================================

Ratio of net expenses to average
   net assets(B) ............................       2.51%         2.32%         2.68%         2.41%         2.00%

Ratio of net investment loss
   to average net assets ....................      (2.05%)       (1.68%)       (1.34%)       (0.92%)       (0.18%)

Portfolio turnover rate .....................         85%           99%           78%           10%            7%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.80% for the year ended March 31, 2002.

The financial highlights table for the Enhanced 30 Fund is intended to help you understand the Fund's financial performance during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request.

ENHANCED 30 FUND  - CLASS A
--------------------------------------------------------------------------------

                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                                  YEAR         PERIOD
                                                                 ENDED         ENDED
                                                                MARCH 31,     MARCH 31,
                                                                  2002         2001(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $    8.90     $   10.00
                                                               -----------------------

Income (loss) from investment operations:
   Net investment income ...................................        0.06          0.05
   Net realized and unrealized gains (losses) on investments        0.28         (1.10)
                                                               -----------------------
Total from investment operations ...........................        0.34         (1.05)
                                                               -----------------------

Dividends from net investment income .......................       (0.05)        (0.05)
                                                               -----------------------

Net asset value at end of period ...........................   $    9.19     $    8.90
                                                               =======================

Total return(C) ............................................       3.86%       (10.57%)(B)
                                                               =======================

Net assets at end of period (000's) ........................   $   7,561     $   6,208
                                                               =======================

Ratio of net expenses to average net assets(D) .............       1.00%         1.00%(E)

Ratio of net investment income to average net assets .......       0.70%         0.54%(E)

Portfolio turnover rate ....................................          9%            3%(E)

(A) Represents the period from the commencement of operations (May 1, 2000) through March 31, 2001.

(B)  Not annualized.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.04% and 2.24%(E) for the periods ended March 31, 2002 and 2001, respectively.

(E)  Annualized.

ENHANCED 30 FUND  - CLASS B
--------------------------------------------------------------------------------
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                     MARCH 31,
                                                                      2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..........................   $    9.50
                                                                    ---------

Income (loss) from investment operations:
   Net investment income ........................................        0.02
   Net realized and unrealized losses on investments ............       (0.37)
                                                                    ---------
Total from investment operations ................................       (0.35)
                                                                    ---------

Dividends from net investment income ............................       (0.02)
                                                                    ---------

Net asset value at end of period ................................   $    9.13
                                                                    =========

Total return(B) .................................................      (3.60%)
                                                                    =========

Net assets at end of period (000's) .............................   $     860
                                                                    =========

Ratio of net expenses to average net assets(C) ..................       1.75%(D)

Ratio of net investment income to average net assets ............       0.03%(D)

Portfolio turnover rate .........................................          9%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 6.13%(D) for the period ended March 31, 2002.

(D)  Annualized.

ENHANCED 30 FUND  - CLASS C
--------------------------------------------------------------------------------

                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                                  YEAR         PERIOD
                                                                 ENDED         ENDED
                                                                MARCH 31,     MARCH 31,
                                                                   2002        2001(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $    8.88     $   10.00
                                                               -----------------------

Income (loss) from investment operations:
   Net investment income ...................................        0.01          0.01
   Net realized and unrealized gains (losses) on investments        0.25         (1.12)
                                                               -----------------------
Total from investment operations ...........................        0.26         (1.11)
                                                               -----------------------

Dividends from net investment income .......................       (0.01)        (0.01)
                                                               -----------------------

Net asset value at end of period ...........................   $    9.13     $    8.88
                                                               =======================

Total return(B) ............................................       3.00%       (11.12%)(C)
                                                               =======================

Net assets at end of period (000's) ........................   $     900     $     128
                                                               =======================

Ratio of net expenses to average net assets(D) .............       1.75%         1.73%(E)

Ratio of net investment loss to average net assets .........      (0.05%)       (0.46%)(E)

Portfolio turnover rate ....................................          9%            3%(E)

(A) Represents the period from the initial public offering (May 16, 2000) through March 31, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 6.17% and 10.22%(E) for the periods ended March 31, 2002 and 2001, respectively.

(E)  Annualized.

The financial highlights table for the Value Plus Fund is intended to help you understand the Fund's financial performance during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods ended December 31, 1999 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for the period ending before December 31, 1999 was audited by other independent accountants.

VALUE PLUS FUND - CLASS A
--------------------------------------------------------------------------------

                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                               YEAR      THREE MONTHS      YEAR          YEAR        PERIOD
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                             MARCH 31,     MARCH 31,     DEC. 31,      DEC. 31,      DEC. 31
                                               2002          2001          2000          1999        1998(A)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   10.27     $   10.74     $   11.77     $   10.41     $   10.00
                                            -----------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................        0.02          0.01          0.06          0.01          0.02
   Net realized and unrealized gains
      (losses) on investments ...........        0.22         (0.47)         0.12          1.60          0.41
                                            -----------------------------------------------------------------
Total from investment operations ........        0.24         (0.46)         0.18          1.61          0.43
                                            -----------------------------------------------------------------

Less distributions:
   Dividends from net investment income .       (0.02)        (0.01)        (0.06)        (0.01)        (0.02)
   Distributions from net realized gains           --            --         (0.92)        (0.24)           --
   Return of capital ....................          --            --         (0.23)           --            --(B)
                                            -----------------------------------------------------------------
Total distributions .....................       (0.02)        (0.01)        (1.21)        (0.25)        (0.02)
                                            -----------------------------------------------------------------

Net asset value at end of period ........   $   10.49     $   10.27     $   10.74     $   11.77     $   10.41
                                            =================================================================

Total return(C) .........................       2.34%        (4.29%)(D)     1.91%        15.51%         4.29%(D)
                                            =================================================================

Net assets at end of period (000's) .....   $  93,214     $  51,442     $  49,807     $  31,808     $  27,068
                                            =================================================================

Ratio of net expenses to
   average net assets(E) ................       1.30%         1.30%(F)      1.30%         1.30%         1.30%(F)

Ratio of net investment income
   to average net assets ................       0.23%         0.37%(F)      0.51%         0.08%         0.25%(F)

Portfolio turnover ......................         33%           48%(F)        83%           60%           34%

(A)  The Fund commenced operations on May 1, 1998.

(B)  Amount rounds to less than $0.01.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D)  Not annualized.

(E) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.52%, 1.58%(F), 1.71%, 2.02% and 2.25%(E) for the periods ended March 31, 2002 and 2001 and December 31, 2000, 1999 and 1998, respectively.

(F)  Annualized.

VALUE PLUS FUND - CLASS B
--------------------------------------------------------------------------------
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                     ENDED
                                                                    MARCH 31,
                                                                     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $   10.72
                                                                   ---------

Income (loss) from investment operations:
   Net investment loss .........................................       (0.01)
   Net realized and unrealized losses on investments ...........       (0.53)
                                                                   ---------
Total from investment operations ...............................       (0.54)
                                                                   ---------

Net asset value at end of period ...............................   $   10.18
                                                                   =========

Total return(B) ................................................      (5.01%)
                                                                   =========

Net assets at end of period (000's) ............................   $     130
                                                                   =========

Ratio of net expenses to average net assets(C) .................       2.05%(D)

Ratio of net investment loss to average net assets .............      (0.77%)(D)

Portfolio turnover rate ........................................         33%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and reimbursements by the Adviser, the ratio of expenses to average net assets would have been 58.65%(D) for the period ended March 31, 2002.

(D)  Annualized.

VALUE PLUS FUND - CLASS C
--------------------------------------------------------------------------------

                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------
                                                                  YEAR      THREE MONTHS      YEAR          YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                                MARCH 31,     MARCH 31,     DEC. 31,      DEC. 31,
                                                                  2002          2001          2000        1999(A)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   10.02     $   10.50     $   11.48     $   10.26
                                                               ---------------------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................       (0.04)        (0.01)        (0.02)        (0.07)
   Net realized and unrealized gains (losses) on investments        0.20         (0.47)         0.19          1.53
                                                               ---------------------------------------------------
Total from investment operations ...........................        0.16         (0.48)         0.17          1.46
                                                               ---------------------------------------------------

Less distributions:
   Distributions from net realized gains ...................          --            --         (0.92)        (0.24)
   Return of capital .......................................          --            --         (0.23)           --
                                                               ---------------------------------------------------
Total distributions ........................................          --            --         (1.15)        (0.24)
                                                               ---------------------------------------------------

Net asset value at end of period ...........................   $   10.18     $   10.02     $   10.50     $   11.48
                                                               ===================================================

Total return(B) ............................................       1.60%        (4.57%)(C)     1.87%        14.24%
                                                               ===================================================

Net assets at end of period (000's) ........................   $   2,548     $   1,705     $   2,011     $     548
                                                               ===================================================

Ratio of net expenses to average net assets(D) .............       2.05%         2.05%(E)      2.05%         2.05%

Ratio of net investment loss to average net assets .........      (0.51%)       (0.33%)(E)    (0.21%)       (0.65%)

Portfolio turnover .........................................         33%           48%(E)        83%           60%

(A)  The class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.85%, 2.99%(E), 2.46% and 2.76% for the periods ended March 31, 2002 and 2001 and December 31, 2000 and 1999, respectively.

(E)  Annualized.

[LOGO]                                                                                                     RETURN COMPLETED FORM TO:
                                                                                                          Touchstone Family of Funds
                                                                                                                       P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                           For assistance in completing this form, call 800.543.0407
NOT FOR USE WITH IRAS, SEP, SIMPLE, COVERDELL OR 403(b) PLANS

Was order previously telephoned in?    o  Yes    o  No    If yes, date (     /     /     ) and confirmation #_______________________
====================================================================================================================================
1a.  ACCOUNT REGISTRATION (check one box only)(*This information must be provided to open an account.)
====================================================================================================================================
o INDIVIDUAL   o JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last*           Name of Joint Owner (if any) - First, Initial, Last*

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security Number*       Date of Birth*            Joint Owner's Social Security Number*              Date of Birth*

------------------------------------------------------------------------------------------------------------------------------------
o GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last*
                                                            Under the ________________________ Uniform Gifts/Transfers to Minors Act
                                                                    (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last*                    Minor's Social Security Number*               Minor's Date of Birth*

------------------------------------------------------------------------------------------------------------------------------------
o TRUST                                                    o EMPLOYER SPONSORED QUALIFIED PLAN (Must provide copy of plan document)
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement/Qualified Plan                         Taxpayer I.D. Number*                    Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                   Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address             Phone Number             Fax Number          E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
o CORPORATION, PARTNERSHIP OR OTHER ENTITY
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity*                         Occupation and Employer Name/Address

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number*                                        Are you an associated person of an NASD member?
                                                            o Yes     o No
====================================================================================================================================
2.   ADDRESS (P.O. Box not acceptable without street address)
====================================================================================================================================
Street                                                      Home Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
City                                                        Business Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                      Are you a U.S. Citizen?  o  Yes    o  No (please specify country):
------------------------------------------------------------------------------------------------------------------------------------
Mailing Address (if different)
------------------------------------------------------------------------------------------------------------------------------------
Street
------------------------------------------------------------------------------------------------------------------------------------
City                               State                      Zip
====================================================================================================================================
3.   INITIAL INVESTMENT
====================================================================================================================================

o ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS:  O A SHARES OR O B SHARES OR O C SHARES (A SHARES WILL BE PURCHASED
                                                                                            UNLESS INDICATED OTHERWISE.)

TOUCHSTONE STOCK FUNDS                 TOUCHSTONE TAXABLE BOND FUNDS                   TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                    $_______  o Ohio Insured Tax-Free Fund           $______
o Emerging Growth Fund       $_______  o Core Bond Fund                     $_______  o Tax-Free Intermediate Term Fund      $______
o Growth Opportunities Fund  $_______  o Intermediate Term U.S.
o Large Cap Growth Fund      $_______    Government Bond Fund               $_______    TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Enhanced 30 Fund           $_______                                                 o Tax-Free Money Market Fund           $______
o Value Plus Fund            $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS$_______  o California Tax-Free Money Market Fund$______
                                       o Money Market Fund                  $_______  o Florida Tax-Free Money Market Fund   $______
                                       o U.S. Government Money Market Fund  $_______  o Ohio Tax-Free Money Market Fund - R  $______
                                       o Institutional U.S. Government      $_______  o Ohio Tax-Free Money Market Fund - I  $______
                                          Money Market Fund

o TOTAL INVESTMENT OF $_________________  Please make check payable to the Touchstone Family of Funds.
====================================================================================================================================
4.  HOUSEHOLDING
====================================================================================================================================
Unless the box below is checked, by signing this Application, you authorize each Fund to send one copy of prospectuses and shareholder reports to multiple shareholders in your household with the same last name.  This process, known as "householding,"
reduces costs and provides a convenience to shareholders.  If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your Touchstone Application.
(check only if you do NOT want your reports householded)
 [ ] I do not elect to participate in householding.
====================================================================================================================================
5.   DISTRIBUTION OPTION (check the appropriate boxes)
====================================================================================================================================
                                         Reinvest in              Pay in
                                         Additional Shares        Cash

Dividends                                 [ ]                     [ ]
Short-term capital gains                  [ ]                     [ ]
Long-term capital gains                   [ ]                     [ ]

Cross Reinvestment: From __________________________ Fund to _______________________________ Fund
                    From __________________________ Fund to _______________________________ Fund

If not specified, dividends and capital gains will be reinvested in the Fund that pays them.
====================================================================================================================================
6.   RIGHTS OF ACCUMULATION
====================================================================================================================================
If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
------------------------------------------------------------------------------------------------------------------------------------
Fund Name

------------------------------------------------------------------------------------------------------------------------------------
Shareholder Name

------------------------------------------------------------------------------------------------------------------------------------
Account Number

====================================================================================================================================
7.   LETTER OF INTENT
====================================================================================================================================
If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds (excluding
Money Market Funds), you may be entitled  to a reduced  sales  charge on your initial investment. By indicating an amount below, you agree to the terms of the  Letter of Intent  set  forth in the  Statement  of  Additional Information.

  o $50,000         o $100,000          o $250,000     o $500,000        o $1,000,000 or more

Although you are not obligated to complete the Letter of Intent, if it is not fulfilled during the 13-month period, your initial
(and any subsequent) investments purchased at a reduced sales charge will be charged the approprite sales charge retroactively.

o I am already investing under an existing Letter of Intent in the following account number: ___________________________.
====================================================================================================================================
8.   AUTOMATIC INVESTMENT PLAN
====================================================================================================================================
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge by the Touchstone Family of Funds, and you may cancel at any time with no obligation or penalty.

Please withdraw from my bank account $ ___________ (minimum $50) monthly beginning ___/___/___ (date) to be invested per the instructions below (available any day from the 1st to the 25th).  If no date is selected, your automatic investment will occur on the 15th of the month.  If the date falls on a non-business day, your automatic investment will occur on the following business day.

TOUCHSTONE STOCK FUNDS                TOUCHSTONE TAXABLE BOND FUNDS           TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund            $_______  o Ohio Insured Tax-Free Fund             $_______
o Emerging Growth Fund       $_______  o Core Bond Fund             $_______  o Tax-Free Intermediate Term Fund        $_______
o Growth Opportunities Fund  $_______  o Intermediate Term U.S.     $_______
o Large Cap Growth Fund                   Government Bond Fund                 TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Enhanced 30 Fund           $_______                                          o Tax-Free Money Market Fund            $_______
o Value Plus Fund            $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS   o California Tax-Free Money Market Fund $_______
                                       o Money Market Fund          $_______   o Florida Tax-Free Money Market Fund    $_______
                                       o U.S. Government Money      $_______   o Ohio Tax-Free Money Market Fund-R     $_______
                                           Market Fund                         o Ohio Tax-Free Money Market Fund -I    $_______
------------------------------------------------------------------------------------------------------------------------------------
o Checking Account (please attach a voided check)    o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                                    State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this                                                   Date
new account with the Touchstone Family of Funds must sign here:

X

====================================================================================================================================
9. TELEPHONE EXCHANGES AND REDEMPTIONS
====================================================================================================================================

Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

([CHECK] only if you do not want to use telephone authorization.)

o I do not elect the telephone exchange privilege.          o I do not elect the telephone redemption privilege.
====================================================================================================================================
10.  ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
====================================================================================================================================
o If you are eligible for exemption  from sales charges as described in the Statement of Additional  Information,  please check here and attach Form 7008.
====================================================================================================================================
11.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
====================================================================================================================================
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the Statement(s) of Additional Information) of the Fund(s) selected for purchase.

I (We) acknowledge that the account will be subject to the telephone exchange and redemption  privileges (unless declined) described in the Fund's  current  Prospectus and agree that the Fund,  its  Distributor  and Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic.

I (We) acknowledge that we have received and understand the terms of the Trust's and  Distributor's  Privacy  Protection  Policy and
agree not to hold the Trust and its Distributor  and their  respective  officers,  employees,  agents and affiliates  liable for any actions taken pursuant to the written Privacy Protection Policy.

I (We) hereby ratify any  instructions  given pursuant to this  Application and for myself  (ourselves) and my (our)  successors and assigns do hereby release each Fund, its Distributor and its Transfer Agent and their  respective  officers,  employees,  agents and affiliates from any and all liability in the performance of the acts instructed herein.

I ACKNOWLEDGE  THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED OR ENDORSED BY, ANY BANK,  CREDIT UNION OR
INSURANCE  COMPANY AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE,  OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT:
a. The number shown on this application is my/our correct taxpayer identification  number(s) (or I am/we are waiting for a number(s)
   to be issued to me/us); and
b. I am/we are not subject to backup withholding because:
   (i) I am/we are exempt from backup withholding, or (ii) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (iii) the IRS has notified me/us that I am/we are no longer subject to backup withholding, and
c. I am/we are a U.S. person(s) (including a U.S. resident alien).

NOTE:  Mark  through  item "b" if you have  been  notified  by the IRS  that  you are  subject  to  backup  withholding  because  of underreporting interest or dividends on your tax return.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.

My (Our) signature below constitutes my (our) agreement and acceptance of all the terms, conditions and account features selected in any and all parts of this Application.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Individual Owner or Custodian                            Date
X
------------------------------------------------------------------------------------------------------------------------------------
Signature of Joint Owner, if any                                      Date
X
------------------------------------------------------------------------------------------------------------------------------------
CORPORATION, PARTNERSHIP, TRUST OR OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Authorized Officer, General Partner, Trustee, etc.       Date
X
------------------------------------------------------------------------------------------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.            Date

====================================================================================================================================
12. FOR COMPLETION BY INVESTMENT DEALER
====================================================================================================================================
We hereby submit this application for purchase of shares in accordance with the terms of our Selling Agreement with Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment Dealer Name                                                Dealer Number

------------------------------------------------------------------------------------------------------------------------------------
Dealer's Corporate Office Address                                     City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Name

------------------------------------------------------------------------------------------------------------------------------------
Representative's Branch Office Address                                City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Telephone Number                                     Representative's Number      Branch Office Number

------------------------------------------------------------------------------------------------------------------------------------
Authorized Signature of Investment Dealer
X
------------------------------------------------------------------------------------------------------------------------------------
Title

====================================================================================================================================

FIFTH THIRD - SIGNATURE CARD                                                                                              CHECKING
====================================================================================================================================
Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
_____________.  Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.  $100 minimum on
(Name of Fund)
checks written.  (Counter checks not available).


PRINT CLEARLY
Name of Account
                ------------------------------------------------------------------------------------------------------------------
Account Number                                                        Date
               --------------------------------------------------          -------------------------------------------------------

The registered owner(s) of this account must sign below.  By signing this card the  signatory(ies) agree(s) to all of the terms and conditions set forth on the reverse side of this card.

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

INSTITUTIONAL ACCOUNTS:                                               JOINT TENANCY ACCOUNTS:
o Check here if any two signatures are required on checks             o Check here if both signatures are required on checks
o Check here if only one signature is required on checks              o Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
o Check here if Business Style Checks (600 per book with voucher stub) are required.  A charge will be made to your account.
  Individual Style checks are provided at no charge.
====================================================================================================================================
13.  SYSTEMATIC WITHDRAWAL PLAN
====================================================================================================================================
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates your need to make a special request every month,  quarter or year.  There is no charge by the  Touchstone  Family of
Funds, and you may cancel at any time with no obligation or penalty.

Please make a total withdrawal of ________________ (minimum $50) from my Touchstone account(s) o Monthly o Quarterly o Semi-Annually
o Annually beginning on ___/___/___ (date) from the Fund(s) listed below.  If the date falls on a non-business day, your systematic withdrawal will occur on the preceding business day.  If no date is selected, your systematic withdrawal will occur on the last business day of the month.

TOUCHSTONE STOCK FUNDS                TOUCHSTONE TAXABLE BOND FUNDS           TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund            $_______  o Ohio Insured Tax-Free Fund             $_______
o Emerging Growth Fund       $_______  o Core Bond Fund             $_______  o Tax-Free Intermediate Term Fund        $_______
o Growth Opportunities Fund  $_______  o Intermediate Term U.S.     $_______
o Large Cap Growth Fund                   Government Bond Fund                 TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Enhanced 30 Fund           $_______                                          o Tax-Free Money Market Fund            $_______
o Value Plus Fund            $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS   o California Tax-Free Money Market Fund $_______
                                       o Money Market Fund          $_______   o Florida Tax-Free Money Market Fund    $_______
                                       o U.S. Government Money      $_______   o Ohio Tax-Free Money Market Fund-R     $_______
                                           Market Fund                         o Ohio Tax-Free Money Market Fund -I    $_______

====================================================================================================================================

Existing Account Number (if applicable)      o Make check payable to the account owner(s) and send to the address of record
                                             o Make check payable to a third party and send to the name and address below:
------------------------------------------------------------------------------------------------------------------------------------
Name - First, Initial, Last                                 Street

------------------------------------------------------------------------------------------------------------------------------------
City                                                        State                                             Zip

------------------------------------------------------------------------------------------------------------------------------------
o Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
  o Checking Account (please attach a voided check)
  o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                               State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number


------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of this new account  with the  Touchstone  Family of Funds who is not a Joint Owner of your bank  account  must sign here:

X                                                                                                             Date
====================================================================================================================================
                                                        TERMS AND CONDITIONS
                                                        --------------------

1. REDEMPTION  AUTHORIZATION:  The  signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"),  that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies)  upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise  arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized  to commingle  such proceeds of such redemptions  in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
   Integrated Fund Services, Inc. in effecting the redemption of shares.
   The Bank is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2. CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder,  subject to all laws and
   Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
   (a) No check shall be issued or honored,  or redemption  effected,  for any amounts  represented by shares for which certificates have been issued.
   (b) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks  given in such payment  have been  collected  through  normal  banking  channels.
       Shareholders  who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
   (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
   (d) Checks shall be subject to any further information set forth in the applicable  Prospectus,  including without limitation any additions, amendments and supplements thereto.
3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of shares, as by joint ownership, ownership in common, or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the
   Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature  of the other  signatory(ies).  In the event of the death of a joint tenant or tenant by the  entireties,  the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4. TERMINATION:  The Bank  may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5. HEIRS AND ASSIGNS:  These terms and conditions  shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at: Touchstone Family of Funds . 221 East Fourth Street, Suite 300 . Cincinnati, Ohio 45202 . 1.800.543.0407 http://www.touchstonefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202
1.800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

                           TOUCHSTONE STRATEGIC TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2002

                              Emerging Growth Fund
                            International Equity Fund
                                 Value Plus Fund
                                Enhanced 30 Fund
                              Large Cap Growth Fund
                            Growth Opportunities Fund

This Statement of Additional Information is not a prospectus. It should be read together with the Funds' Prospectus dated August 1, 2002. You may receive a copy of the Funds' Prospectus by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by calling the Trust nationwide toll-free 800-543-0407, or in Cincinnati 362-4921.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           TOUCHSTONE STRATEGIC TRUST
                        221 EAST FOURTH STREET, SUITE 300
                             CINCINNATI, OHIO 45202

                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST......................................................................3
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................4
INVESTMENT RESTRICTIONS.......................................................27
TRUSTEES AND OFFICERS.........................................................33
THE INVESTMENT ADVISOR AND SUB-ADVISORS.......................................38
THE DISTRIBUTOR...............................................................43
DISTRIBUTION PLANS............................................................44
SECURITIES TRANSACTIONS.......................................................46
PORTFOLIO TURNOVER............................................................49
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE..........................50
CHOOSING A SHARE CLASS........................................................50
OTHER PURCHASE INFORMATION....................................................56
TAXES.........................................................................59
REDEMPTION IN KIND............................................................62
HISTORICAL PERFORMANCE INFORMATION............................................62
PRINCIPAL SECURITY HOLDERS....................................................69
CUSTODIANS....................................................................73
AUDITORS......................................................................74
TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT.................................74
ANNUAL REPORT.................................................................75
APPENDIX........................................................................

THE TRUST
---------

Touchstone Strategic Trust (the "Trust"), formerly Countrywide Strategic Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on November 18, 1982. The Trust currently offers six series of shares to investors: the Large Cap Growth Fund (formerly the Equity Fund), the Growth Opportunities Fund (formerly the Growth/Value Fund), the Emerging Growth Fund, the International Equity Fund, the Value Plus Fund and the Enhanced 30 Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment goal(s) and policies.

Pursuant to an Agreement and Plan of Reorganization, on May 1, 2000, each of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund succeeded to the assets and liabilities of another mutual fund of the same name that was an investment series of Touchstone Series Trust. The investment goals, strategies, policies and restrictions of each Fund and its predecessor fund are substantially identical. The financial data and information in this Statement of Additional Information with respect to the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund for periods ended prior to May 1, 2000 are for the predecessor funds.

Pursuant to an Agreement and Plan of Reorganization, on August 29, 1997, the Growth Opportunities Fund succeeded to the assets and liabilities of another mutual fund of the same name that was an investment series of Trans Adviser Funds, Inc. The investment objective, policies and restrictions of the Fund and its predecessor fund are substantially identical. The financial data and information in this Statement of Additional Information with respect to the Growth Opportunities Fund for periods ended prior to September 1, 1997 relates to the predecessor fund.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trust. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Class A shares, Class B shares and Class C shares of the Funds represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

Each Fund has its own investment goals, strategies and related risks. There can be no assurance that a Fund's investment goals will be met. The investment goals and practices of each Fund (except the Growth Opportunities Fund) are nonfundamental policies that may be changed by the Board of Trustees without shareholder approval, except in those instances where shareholder approval is expressly required. If there is a change in a Fund's investment goals, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The investment restrictions of the Funds are fundamental and can only be changed by vote of a majority of the outstanding shares of the applicable Fund.

A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Strategies and Risks") appears below:

FIXED-INCOME AND OTHER DEBT SECURITIES

Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage-related securities including government stripped mortgage-related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. The market value of the obligations held by a Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally would increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Ratings made available by Standard & Poor's Rating Service ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings and Thomson BankWatch are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Fund Sub-Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends.

Fixed-income securities may be purchased on a when-issued or delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a description of commercial paper ratings, see the Appendix.

MEDIUM AND LOWER RATED AND UNRATED SECURITIES. Securities rated in the fourth highest category by a rating organization although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Fund Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees of the Trust has instructed the Fund Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Fund Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.

While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

In considering investments for a Fund, the Fund Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition are adequate to meet future obligations, has improved or is expected to improve in the future. The Fund Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to the restrictions on illiquid investments that prohibit a Fund from investing more than 15% of its net assets in illiquid securities.

The Growth Opportunities Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

MORTGAGE-RELATED SECURITIES. There are several risks associated with mortgage-related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage-related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Sub-Advisor, the Funds' restrictions on investments in illiquid instruments will apply.

STRIPPED MORTGAGE-RELATED SECURITIES. These securities are either issued and guaranteed, or privately issued but collateralized by securities issued, by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans. A Fund will invest in stripped mortgage-related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Fund Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage-related securities may offset all or a portion of any decline in value of the securities held by the Fund.

Investing in stripped mortgage-related securities involves the risks normally associated with investing in mortgage-related securities. See "Mortgage-Related Securities" above. In addition, the yields on stripped mortgage- related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage-related securities and increasing the yield to maturity on principal-only stripped mortgage-related securities. Sufficiently high prepayment rates could result in a Fund not fully recovering its initial investment in an interest-only stripped mortgage-related security. Under current market conditions, the Fund expects that investments in stripped mortgage-related securities will consist primarily of interest-only securities. Stripped mortgage-related securities are currently traded in an over-the-counter market maintained by several large investment-banking firms. There can be no assurance that the Fund will be able to affect a trade of a stripped mortgage-related security at a time when it wishes to do so. The Fund will acquire stripped mortgage-related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage-related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, a Fund will treat government stripped mortgage-related securities and privately-issued mortgage-related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

The  Growth  Opportunities  Fund may also  purchase  Coupons  Under  Book  Entry
Safekeeping ("CUBES"), Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. The Growth Opportunities Fund will limit its investment in such instruments to 20% of its total assets.

ZERO COUPON SECURITIES. Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. They also include CUBES, which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

CUSTODIAL RECEIPTS. Custodial receipts or certificates, such as CATS, TIGRs and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited were determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables) or to other parties. Direct debt instruments purchased by a Fund may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand at a time when a Fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

These instruments will be considered illiquid securities and so will be limited in accordance with the Funds' restrictions on illiquid securities.

ILLIQUID SECURITIES

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them, which would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

A Fund Sub-Advisor will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Fund Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Each Fund may not invest more than 15% of its net assets in securities that are illiquid or otherwise not readily marketable. The Trustees of the Trust have adopted a policy that the International Equity Fund may not invest in illiquid securities other than Rule 144A securities. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless it would not be in the best interests of shareholders to do so.

A Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Funds' limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Fund Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Fund Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, a Fund's illiquidity could increase and the Fund could be adversely affected.

A Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Fund Sub-Advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

No Fund will invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

FOREIGN SECURITIES

Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

The Growth Opportunities Fund may invest up to 10% of its total assets at the time of purchase in the securities of foreign issuers. The Emerging Growth Fund may invest up to 20% of its total assets in securities of foreign issuers.

EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that (i) has its principal trading market for its stock in an emerging market country, or (ii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries.

The Emerging Growth Fund may invest up to 10% of its total assets in emerging market countries and the International Equity Fund may invest up to 15% of its total assets in emerging market countries.

Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

SPECIAL CONSIDERATIONS CONCERNING EASTERN EUROPE. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the Commonwealth of Independent States (formerly the Union of Soviet Socialist Republics).

So long as the Communist Party continues to exercise a significant or, in some cases, dominant role in Eastern European countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern

European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the interests of a Fund's shareholders.

CURRENCY EXCHANGE RATES. A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated, strengthen or weaken against the U.S. dollar. The forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective generally determine currency exchange rates. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

ADRs, ADSs, EDRs AND CDRs. American Depository Receipts ("ADRs") and American Depository Shares ("ADSs") are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary
Receipts ("CDRs"), may also be purchased by the Funds. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs, ADSs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.

OPTIONS

A Fund may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

When a Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When a Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Funds have adopted certain other nonfundamental policies concerning option transactions that are discussed below. A Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

OPTIONS ON STOCKS. Each Fund that invests in equity securities may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

OPTIONS ON SECURITIES INDEXES. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if the Fund Sub-Advisor believes the option can be closed out.

Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the respective Fund Sub-Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

When a Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple.

The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Fund Sub-Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

RELATED INVESTMENT POLICIES. A Fund may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

To the extent permitted by U.S. federal or state securities laws, the International Equity Fund may invest in options on foreign stock indexes in lieu of direct investment in foreign securities. The Fund may also use foreign stock index options for hedging purposes.

OPTIONS ON FOREIGN CURRENCIES. Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Options on foreign currencies may be written for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire, unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Certain Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

Certain Funds also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

RELATED INVESTMENT POLICIES. Each Fund that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Fund Sub-Advisor anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

FORWARD CURRENCY CONTRACTS. Because, when investing in foreign securities, a Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Funds from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Fund Sub-Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Fund Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when they determine that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movements of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

BORROWING AND LENDING

BORROWING. The Funds may borrow money from banks (including their custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge their assets to secure such borrowings. The 1940 Act requires the Funds to maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%; the Funds would be required to reduce their borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce their borrowings, the Funds might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Funds may have less net investment income during periods when its borrowings are substantial. The interest paid by the Funds on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

A Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets. As a matter of current operating policy, the International Equity Fund, the Enhanced 30 Fund, the Value Plus Fund and the Large Cap Growth Fund each intend to borrow money only as a temporary measure for extraordinary or emergency purposes.

LENDING. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

As a matter of current operating policy, the Large Cap Growth Fund intends to limit the amount of loans of portfolio securities to no more than 25% of its net assets. This policy may be changed by the Board of Trustees without shareholder approval.

OTHER INVESTMENT POLICIES

SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages.

In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Fund's other illiquid securities, to 15% of that Fund's net assets.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, a Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Fund will enter into when issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

Securities purchased on a when issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Funds will enter into repurchase agreements that are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. At the time a Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement.

REVERSE REPURCHASE AGREEMENTS AND FORWARD ROLL TRANSACTIONS. In a reverse repurchase agreement a Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage-backed securities and involve a repurchase of a substantially similar security. At the time the Fund enters into a reverse repurchase agreement or forward roll transaction it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements and forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements and forward roll transactions are considered to be borrowings by a Fund.

TEMPORARY INVESTMENTS. For temporary defensive purposes during periods when the Fund Sub-Advisor believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, a Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

In addition, for the same purposes, the Sub-Advisor of the International Equity Fund may invest without limit in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated in the top two rating categories by a national rating organization or, if unrated, are determined by the Fund Sub-Advisor to be of equivalent quality.

A Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

CONVERTIBLE SECURITIES. Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

ASSET COVERAGE. To assure that a Fund's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with its custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. A Fund may purchase warrants and rights, provided that no Fund presently intends to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

SHORT-TERM TRADING. Short-term trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Sub-Advisor believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Fund and its transaction costs.

VARIABLE AND FLOATING RATE SECURITIES. The Growth Opportunities Fund may acquire variable and floating rate securities, subject to the Fund's investment objective, policies and restrictions. A variable rate security is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.

DERIVATIVES. A Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Fund Sub-Advisor will use derivatives only in circumstances where the Fund Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative.

INITIAL PUBLIC OFFERINGS ("IPOS"). The International Equity Fund and the Emerging Growth Fund may invest in IPOs. An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transactions costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's asset grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product.

RATING SERVICES

The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, each Fund Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees of the Trust. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but a Fund Sub-Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectus is set forth in the Appendix to this Statement of Additional Information.

INVESTMENT RESTRICTIONS
-----------------------

The following investment restrictions are "fundamental policies" of each Fund and may not be changed with respect to a Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

THE LIMITATIONS APPLICABLE TO THE INTERNATIONAL EQUITY FUND, THE VALUE PLUS FUND AND THE ENHANCED 30 FUND ARE:

     1. BORROWING MONEY. The Funds will not borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money (including through reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below;

     2. UNDERWRITING SECURITIES. The Funds will not underwrite securities issued by other persons except insofar as the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

     3. LOANS. The Funds will not make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans do not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

     4. REAL ESTATE, MINERAL LEASES AND COMMODITIES. The Funds will not purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

     5. CONCENTRATION OF INVESTMENTS. Each Fund will not concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

     6. SENIOR SECURITIES. A Fund will not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

     7. AMOUNTS INVESTED IN ONE ISSUER. With respect to 75% of its total assets taken at market value, a Fund will not invest in assets other than cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     ADDITIONAL RESTRICTIONS. Each of the International Equity Fund, the Value Plus Fund and the Enhanced 30 Fund (or the Trust, on behalf of each Fund) have adopted the following additional restrictions as a matter of "operating policy." These restrictions are changeable by the Board of Trustees without shareholder vote, except that no operating policy or investment restriction shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives.

     1. BORROWING MONEY. A Fund will not borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

     2. PLEDGING. A Fund will not pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

     3. MARGIN PURCHASES. A Fund will not purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     4. SELLING SECURITIES. A Fund will not sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     5. INVESTING FOR CONTROL. A Fund will not invest for the purpose of exercising control or management;

     6. SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund will not purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for a Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund
     (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

     7. ILLIQUID SECURITIES. A Fund will not invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Trustees has determined the commercial paper to be liquid; or (ii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Trustees has determined that the commercial paper is equivalent quality and is liquid;

     8. RESTRICTED SECURITIES. A Fund will not invest more than 10% of its total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 44A Securities deemed liquid by the Fund's Board of Trustees);

     9. SECURITIES OF ONE ISSUER. A Fund will not purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

     10. SHORT SALES. A Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

     11. PURCHASE OF PUTS AND CALLS. A Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

     12. WRITING  OF PUTS AND  CALLS.  A Fund will not  write  puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

     13. PUTS AND CALLS ON FUTURES. A Fund will not buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

THE LIMITATIONS APPLICABLE TO THE EMERGING GROWTH FUND ARE:

     1. BORROWING MONEY. The Fund may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     2. UNDERWRITING SECURITIES. The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.

     3. LOANS. The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper and
     (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     4. REAL ESTATE. The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate, or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

     5. COMMODITIES. The Fund will not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

     6. CONCENTRATION OF INVESTMENTS. The Fund will not purchase the securities of an issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     7. SENIOR SECURITIES. The Fund may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     ADDITIONAL RESTRICTIONS. The Emerging Growth Fund (or the Trust, on behalf of the Fund) has adopted the following additional restrictions as a matter of "operating policy." These restrictions are changeable by the Board of Trustees without shareholder vote, except that no operating policy or investment restriction shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives.

     1. BORROWING MONEY. The Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage.

     2. SENIOR SECURITIES. The following activities will not be considered to be issuing senior securities with respect to the Fund:

          1. Collateral arrangements in connection with any type of option, futures contract, forward contract or swap.
          2. Collateral arrangements in connection with initial and variation margin.
          3. A pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings.
          4. A pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

THE LIMITATIONS APPLICABLE TO THE LARGE CAP GROWTH FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities. The Fund will not pledge, mortgage or hypothecate its assets except in connection with borrowings described in this investment limitation.

     2. MARGIN PURCHASES. The Fund will not purchase any securities on "margin" (except such short-term credit as are necessary for the clearance of transactions).

     3.  SHORT SALES. The Fund will not make short sales of securities.

     4. OPTIONS. The Fund will not purchase or sell puts, calls, options, straddles, commodities or commodities futures.

     5. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

     6. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     7. ILLIQUID INVESTMENTS. The Fund will not purchase securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities.

     8. CONCENTRATION. The Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     9. REAL ESTATE. The Fund will not purchase, hold or deal in real estate, including real estate limited partnerships.

     10. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities if the borrower agrees to maintain collateral marked to market daily in an amount at least equal to the market value of the loaned securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public.

     11. INVESTING FOR CONTROL. The Fund will not invest in companies for the purpose of exercising control.

     12. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company.

     13. SECURITIES OF ONE ISSUER. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

     14. SECURITIES OF ONE CLASS. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause 10% of any class of securities of such issuer to be held by the Fund, or acquire more than 10% of the outstanding voting securities of such issuer. (All outstanding bonds and other evidences of indebtedness shall be deemed to be a single class of securities of the issuer).

     15. SECURITIES OWNED BY AFFILIATES. The Fund will not purchase or retain the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or partners of its Adviser, owning individually more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     16. SENIOR SECURITIES. The Fund will not issue or sell any senior security. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemptions of securities, or to arrangements with respect to transactions involving forward foreign currency exchange contracts, options, futures contracts, short sales and other similar permitted investments and techniques.

THE LIMITATIONS APPLICABLE TO THE GROWTH OPPORTUNITIES FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b)from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. OPTIONS. The Fund will not purchase or sell puts, calls, options, straddles, commodities or commodities futures except as described in this Statement of Additional Information.

     4. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases, rights or royalty contracts.

     5. UNDERWRITING. The Fund will not act as an underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities, the Fund may be deemed an underwriter under certain federal securities laws.

     6. CONCENTRATION. The Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     7. COMMODITIES. The Fund will not purchase, hold or deal in commodities and will not invest in oil, gas or other mineral explorative or development programs.

     8. REAL ESTATE. The Fund will not purchase, hold or deal in real estate or real estate mortgage loans, except it may purchase (a) U.S. Government obligations, (b) securities of companies which deal in real estate, or (c) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

     9. LOANS. The Fund will not make loans to other persons if, as a result, more than one-third of the value of its total assets would be subject to such loans. This limitation does not apply to (a) the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public or (b) entry into repurchase agreements.

     10. INVESTING FOR CONTROL. The Fund will not invest in companies for the purpose of exercising control.

     11. SENIOR SECURITIES. The Fund will not issue or sell any senior security. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemptions of securities, or to arrangements with respect to transactions involving options, futures contracts and other similar permitted investments and techniques.

     THE FOLLOWING INVESTMENT LIMITATIONS FOR THE GROWTH OPPORTUNITIES FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

     1. ILLIQUID INVESTMENTS. The Fund will not purchase securities for which there are legal or contractual restrictions on resale or for which no readily available market exists (or engage in a repurchase agreement maturing in more than seven days) if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities.

     2. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities or to the extent necessary to engage in transactions described in the Prospectus and Statement of Additional Information which involve margin purchases.

     3.  SHORT SALES. The Fund will not make short sales of securities.

     4. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

     With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Family of Funds and other directorships held.

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES1:
--------------------------------------------------------------------------------------------------------------------------------
    NAME                 POSITION(S)    TERM OF      PRINCIPAL OCCUPATION(S) DURING PAST 5      NUMBER          OTHER
  ADDRESS                HELD WITH      OFFICE2                      YEARS                     OF FUNDS      DIRECTORSHIPS
    AGE                  TRUST            AND                                                  OVERSEEN         HELD4
                                        LENGTH                                                  IN THE
                                        OF TIME                                                TOUCHSTONE
                                        SERVED                                                  FAMILY3
--------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder         Trustee and   Until        President and a director of IFS                 31      Director of
Touchstone               President     retirement   Financial Services, Inc. (a holding                     LaRosa's (a
Advisors, Inc.                         at age 75    company), Touchstone Advisors, Inc. (the                restaurant chain).
221 East Fourth Street                 or until     Trust's investment advisor) and
Cincinnati, OH                         she          Touchstone Securities, Inc. (the Trust's
Age: 46                                resigns or   distributor).  She is Senior Vice
                                       is           President of The Western and Southern
                                       removed.     Life Insurance Company and a director of
                                                    Capital Analysts Incorporated (a
                                       Trustee      registered investment advisor and
                                       since 1999.  broker-dealer), Integrated Fund
                                                    Services, Inc. (the Trust's
                                                    administrator and transfer agent) and
                                                    IFS Fund Distributors, Inc. (a
                                                    registered broker-dealer). She is also
                                                    President and a director of IFS Agency
                                                    Services, Inc. (an insurance agency),
                                                    IFS Insurance Agency, Inc. and Fort
                                                    Washington Brokerage Services, Inc. (a
                                                    registered broker-dealer).
--------------------------------------------------------------------------------------------------------------------------------
John F. Barrett          Trustee       Until        Chairman of the Board, President and              31    Director of The
The Western and                        retirement   Chief Executive Officer of The Western                  Andersons Inc.(an
Southern Life                          at age 75    and Southern Life Insurance Company and                 agribusiness and
Insurance Company                      or until     Western-Southern Life Assurance                         retailing company),
400 Broadway                           he resigns   Company; Director and Vice Chairman of                  Convergys (a provider of
Cincinnati, OH                         or is        Columbus Life Insurance Company;                        integrated billing
Age: 53                                removed      Director of Eagle Realty Group, Inc.,                   solutions, customer care
                                                    and Chairman of Fort Washington                         services and employee
                                       Trustee      Investment Advisors, Inc.                               care services) and Fifth
                                       since 2002.                                                          Third Bancorp.
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
--------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II    Trustee       Until        Retired Senior Partner of Frost Brown           31      Director of
5155 Ivyfarm Road                      retirement   Todd LLC (a law firm).                                  Consolidated
Cincinnati, OH                         in 2005 or                                                           Health Services,
Age: 73                                until he                                                             Inc.
                                       resigns or
                                       is
                                       removed.

                                       Trustee
                                       Since 2000.
--------------------------------------------------------------------------------------------------------------------------------
William O. Coleman       Trustee       Until        Retired Vice President of The Procter &         31      Director of
c/o Touchstone                         retirement   Gamble Company.  A Trustee of The                       LCA-Vision (a
Advisors, Inc.                         at age 75    Procter & Gamble Profit Sharing Plan and                laser vision
221 East Fourth Street                 or until     the Procter & Gamble Employee Stock                     correction
Cincinnati, OH                         he resigns   Ownership Plan.                                         company).
Age: 73                                or is
                                       removed.

                                       Trustee
                                       since 1999.
--------------------------------------------------------------------------------------------------------------------------------
                                       34

--------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox           Trustee       Until        President and Chief Executive Officer of        31      Director of the
105 East Fourth Street                 retirement   Cox Financial Corp. (a financial                        Federal Reserve
Cincinnati, OH                         at age 75    services company).                                      Bank of Cleveland;
Age: 54                                or until                                                             Broadwing, Inc. (a
                                       he resigns                                                           communications
                                       or is                                                                company); and
                                       removed.                                                             Cinergy
                                                                                                            Corporation (a
                                       Trustee                                                              utility company).
                                       since 1999.
--------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner         Trustee       Until        Principal of HJL Enterprises (a                 31      None
4700 Smith Road                        retirement   privately held investment company);
Cincinnati, OH                         at age 75    Chairman of Crane Electronics, Inc. (a
Age: 63                                or until     manufacturer of electronic connectors).
                                       he resigns
                                       or is
                                       removed.

                                       Trustee
                                       since 1989.
--------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson       Trustee       Until        President of Orchem, Inc. (a chemical           31      Director of
621 Tusculum Avenue                    retirement   specialties distributor), Orpack Stone                  Countrywide Credit
Cincinnati, OH                         at age 75    Corporation (a corrugated box                           Industries, Inc.
Age: 63                                or until     manufacturer) and ORDMS (a solution
                                       he resigns   planning firm).
                                       or is
                                       removed.

                                       Trustee
                                       since
                                       1995.
--------------------------------------------------------------------------------------------------------------------------------
Robert E.                Trustee       Until        Retired Partner of KPMG LLP (a certified        31      Trustee of Good
Stautberg                              retirement   public accounting firm).  He is Vice                    Samaritan
4815 Drake Road                        at age 75    President of St. Xavier High School.                    Hospital, Bethesda
Cincinnati, OH                         or until                                                             Hospital and
Age: 67                                he resigns                                                           Tri-Health, Inc.
                                       or is
                                       removed.

                                       Trustee
                                       since 1999.
--------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.

3 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

4 Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
-------------------------------------------------------------------------------------------------------------------------
     NAME             POSITION      TERM OF     PRINCIPAL OCCUPATION(S) DURING PAST 5       NUMBER OF         OTHER
    ADDRESS          HELD WITH      OFFICE                     YEARS                          FUNDS       DIRECTORSHIPS
      AGE              TRUST1        AND                                                    OVERSEEN           HELD
                                   LENGTH OF                                                 IN THE
                                     TIME                                                  TOUCHSTONE
                                    SERVED                                                   FAMILY2
-------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder      President    Until she    See table above                                 31        See table above
Touchstone                         sooner
Advisors, Inc.                     dies,
221 East Fourth                    resigns,
Street                             is
Cincinnati, OH                     removed
Age: 46                            or
                                   becomes
                                   disqualified

                                   President
                                   since
                                   2000
-------------------------------------------------------------------------------------------------------------------------
Maryellen Peretzky   Vice          Until she    Senior Vice President and Secretary of          31        None
Touchstone           President     sooner       Fort Washington Brokerage Services,
Advisors, Inc.                     dies,        Inc., Integrated Fund Services, Inc.
221 East Fourth                    resigns,     and IFS Fund Distributors, Inc. She is
Street                             is           Assistant Secretary of Fort Washington
Cincinnati, OH                     removed      Investment Advisors, Inc.
Age: 49                            or
                                   becomes
                                   disqualified

                                   Vice
                                   President
                                   since
                                   1998
-------------------------------------------------------------------------------------------------------------------------
Terrie A.            Controller    Until she    Senior Vice President, Chief Financial          31        None
Wiedenheft                         sooner       Officer and Treasurer of Integrated
Touchstone                         dies,        Fund Services, Inc., IFS Fund
Advisors, Inc.                     resigns,     Distributors, Inc. and Fort Washington
221 East Fourth                    is           Brokerage Services, Inc. She is Chief
Street                             removed      Financial Officer of IFS Financial
Cincinnati, OH                     or           Services, Inc., Touchstone Advisors,
Age: 40                            becomes      Inc. and Touchstone Securities, Inc.
                                   disqualified and Assistant Treasurer of Fort
                                                Washington Investment Advisors, Inc.
                                   Controller
                                   since 2000
-------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart   Treasurer     Until he     President of Integrated Fund Services,          31        None
Integrated Fund                    sooner       Inc. and IFS Fund Distributors, Inc.
Services, Inc.                     dies,        From 1998 until 2000, he was a
221 East Fourth                    resigns,     Director, Transfer Agency and Mutual
Street                             is           Fund Distribution for Nationwide
Cincinnati, OH                     removed      Advisory Services, Inc. From 1990 until
Age: 39                            or           1998, he was Vice President, Client
                                   becomes      Services for BISYS Fund Services.
                                   disqualified

                                   Treasurer
                                   since
                                   2000
-------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking      Secretary     Until she    Vice President - Managing Attorney of           31        None
Integrated Fund                    sooner       Integrated Fund Services, Inc. and IFS
Services, Inc.                     dies,        Fund Distributors, Inc.
221 East Fourth                    resigns,
Street                             is
Cincinnati, OH                     removed
Age: 33                            or
                                   becomes
                                   disqualified

                                   Secretary
                                   since 1999
-------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.
2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Family of Funds as of December 31, 2001:

                                                            AGGREGATE DOLLAR
                                   DOLLAR RANGE OF         RANGE OF SHARES IN
                                 EQUITY SECURITIES IN    THE TOUCHSTONE FAMILY1
                                         TRUST

John F. Barrett                   $50,001 - $100,000       $50,001 - $100,000

J. Leland Brewster II             $10,001 - $50,000         $10,001 - $50,000

William O. Coleman                   $1 - $10,000             $1 - $10,000

Phillip R. Cox                           None                     None

H. Jerome Lerner                         None                 Over $100,000

Jill T. McGruder                  $50,001 - $100,000          Over $100,000

Oscar P. Robertson                  Over $100,000             Over $100,000

Robert E. Stautberg               $10,001 - $50,000         $10,001 - $50,000

1 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Family of Funds during the fiscal year ended March 31, 2002.

                                               DEFERRED        AGGREGATE
                                               COMPENSATION    COMPENSATION FROM
                          COMPENSATION FROM    ACCRUED         THE TOUCHSTONE
NAME                      TRUST                FROM TRUST1     FAMILY2
----                      -----                -----------     -------
John F. Barrett           $     0             $     0         $      0
J. Leland Brewster II     $   717              $4,471          $20,750
William O. Coleman        $ 1,265              $3,985          $21,000
Philip R. Cox             $ 5,250              $    0          $21,000
H. Jerome Lerner          $ 4,375              $    0          $17,500
Jill T. McGruder          $     0              $    0          $     0
Oscar P. Robertson        $   536              $4,339          $19,500
Robert E. Stautberg       $   495              $4,693          $20,750

1 Effective January 1, 2001, the Trustees who are not "interested persons" as defined in the 1940 Act, of the Trust (the "Independent Trustees") are eligible to participate in the Touchstone Trustee Deferred Compensation Plan that allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended March 31, 2002 is as follows: J. Leland Brewster II - $17,885, William O. Coleman - $15,938, Oscar P. Robertson - $17,354 and Robert E. Stautberg - $18,771.

2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

Each Interested Trustee receives a quarterly retainer of $2,500 and a fee of $1,500 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member receives a fee of $750 for each committee meeting attended in person and $250 for attendance by telephone. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions:

AUDIT COMMITTEE. Messrs. Brewster, Lerner and Stautberg and are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended March 31, 2002, the Audit Committee held four meetings.

VALUATION  COMMITTEE.  Messrs.  Coleman,  Cox and  Robertson  are members of the
Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended March 31, 2002, the Valuation Committee held five meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. During the fiscal year ended March 31, 2002, the Nominating Committee did not hold any meetings.

THE INVESTMENT ADVISOR AND SUB-ADVISORS
---------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor"), is the Funds' investment manager. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because of his position as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of the Advisor. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. served as the investment advisor for the Large Cap Growth Fund and the Growth Opportunities Fund.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund Sub-Advisor, reviews and evaluates the performance of the Fund Sub-Advisors and determines whether or not a Fund's Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate as shown below:

Emerging Growth Fund          0.80% of average daily net assets

International Equity Fund     0.95% of average daily net assets

Value Plus Fund               0.75% of average daily net assets

Enhanced 30 Fund              0.65% of average daily net assets

Large Cap Growth Fund         0.75% on the first $200 million of average daily
                                 net assets
                              0.70% from $200 million to $500 million of assets
                              0.50% thereafter

Growth Opportunities Fund     1.00% on the first $50 million of average daily
                                 net assets
                               .90% from $50 million to $100 million of assets .80% from $100 million to $200 million of assets .75% thereafter

Set forth below are the advisory fees incurred by the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund for the fiscal years ended March 31, 2002, December 31, 2000 and December 31, 1999 and the fiscal period ended March 31, 2001. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnotes below:

                                   3-31-        3-31-       12-31-       12-31-
                                   2002         2001         2000         1999
                                ---------    ---------    ---------    ---------
Emerging Growth Fund(1)         $ 848,897    $  46,242    $ 135,631    $  96,269
International Equity Fund(2)      106,332       27,519      133,774      117,039
Value Plus Fund(3)                598,523       95,925      324,524      224,988

(1) The Advisor voluntarily waived fees and/or reimbursed the Fund $212,462, $113,774 and $420,137 for the fiscal years ended March 31, 2002, December 31, 2000 and December 31, 1999, respectively. The Advisor waived fees and reimbursed the Fund $23,370 for the fiscal period ended March 31, 2001.
(2) The Advisor voluntarily waived fees and/or reimbursed the Fund $349,428, $209,033 and $545,324 for the fiscal years ended March 31, 2002, December 31, 2000 and December 31, 1999, respectively. The Advisor waived fees and reimbursed the Fund $58,395 for the fiscal period ended March 31, 2001.
(3) The Advisor voluntarily waived fees and/or reimbursed the Fund $199,296, $92,399 and $609,862 for the fiscal years ended March 31, 2002, December 31, 2000 and December 31, 1999, respectively. The Advisor waived fees and reimbursed the Fund $36,416 for the fiscal period ended March 31, 2001.

Set forth below are the advisory fees incurred by the Large Cap Growth Fund, the Growth Opportunities Fund and the Enhanced 30 Fund during the fiscal years ended March 31, 2002, 2001 and 2000. The Advisor has waived fees and reimbursed expenses of certain Funds as set forth in the footnotes below:

                                             3-31-         3-31-         3-31-
                                             2002          2001          2000
                                          ----------    ----------    ----------
Large Cap Growth Fund(1)                  $  513,141    $  445,595    $  489,858
Growth Opportunities Fund                  1,365,095     1,349,398       394,150
Enhanced 30 Fund (2)                          48,307        45,042         --

(1) The Advisor voluntarily waived fees and reimbursed the Fund $37,249 for the fiscal year ended March 31, 2002.
(2) The Advisor voluntarily waived fees and reimbursed the Fund $171,790 and $75,716 for the fiscal year ended March 31, 2002 and the fiscal period ended March 31, 2001, respectively.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of the Large Cap Growth Fund as follows: -1.30% for Class A shares, 2.43% for Class B shares and 2.51% for Class C shares. These expense limitations will remain in effect until at least March 31, 2003.

Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor has been retained to provide certain management and supervisory services to the International Equity Fund, the Emerging Growth Fund, the Value Plus Fund and the Enhanced 30 Fund in exchange for the payment of a sponsor fee by the Funds equal to an annual rate of 0.20% of a Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse expenses in order to limit each Fund's annual expenses as follows: International Equity Fund - 1.60% for Class A shares, 2.35% for Class B and Class C shares; Emerging Growth Fund - 1.50% for Class A shares, 2.25% for Class B and Class C shares; Value Plus Fund - 1.30% for Class A shares, 2.05% for Class B and Class C shares; Enhanced 30 Fund - 1.00% for Class A shares, 1.75% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect until at least March 31, 2003.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent, registrar and administrative agent appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party;
(v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining  registrations  of the  Funds  with  the  SEC,  state  or  blue  sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC;
(vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force until May 1, 2003 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.

In determining whether to approve the continuation of the Funds' investment advisory agreement, the Board of Trustees requested, and the Advisor furnished, information necessary for a majority of the Independent Trustees to make the determination that the continuance of the advisory agreement is in the best interests of the Funds and their shareholders. Specifically, the Board was provided information on (1) industry data comparing advisory fees and expense ratios of comparable investment companies, (2) comparative performance information and (3) the Advisor's revenues and costs of providing services to the Funds.

The Board compared the advisory fees and total expense ratios for the Funds with the industry median advisory fees and expense ratios in their respective investment categories and found the advisory fees paid by the Funds were reasonable and appropriate under all facts and circumstances. The Board noted the Funds' performance results during the twelve months ended December 31, 2001. The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has consistently waived advisory fees and reimbursed expenses for various Funds as necessary to reduce their operating expenses to targeted levels. The Board also took into consideration the financial condition and profitability of the Advisor and the direct and indirect benefits derived by the Advisor from its relationship with the Funds.

The Board also considered the level and depth of knowledge of the Advisor. It discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisors and its timeliness in responding to performance issues.

The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISORS. The Advisor has retained one or more sub-advisors ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate of a Fund's average daily net assets as set forth below.

EMERGING GROWTH FUND
     TCW Investment Management Company           0.50%

     Westfield Capital Management Company, Inc.  0.45% on the first $10 million,
                                                 0.40% on the next $40 million,
                                                 0.35% thereafter

INTERNATIONAL EQUITY FUND
     Bank of Ireland Asset Management            0.45% on the first $50 million,
     (U.S.) Limited                              0.40% on the next $50 million,
                                                 0.30% thereafter

VALUE PLUS FUND AND LARGE CAP GROWTH FUND
     Fort Washington Investment Advisors, Inc.   0.45%

ENHANCED 30 FUND
     Todd Investment Advisors, Inc.              0.40%

GROWTH OPPORTUNITIES FUND
    Mastrapasqua & Associates, Inc.              0.60% on the first $50 million,
                                                 0.50% on the next $50 million,
                                                 0.40% on the next $100 million,
                                                 0.35% thereafter

The services provided by the Sub-Advisors are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of each Sub-Advisor will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder. In determining whether to approve the continuation of the Funds' sub-advisory agreements, the Board compared the Funds' sub-advisory fees with the industry median sub-advisory fees in their respective investment categories and found the sub-advisory fees were reasonable and appropriate. The Board also considered the Funds' performance during the twelve months ended December 31, 2001 and noted that it reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its sub-advisor.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone") is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Barrett may be deemed to be an affiliate of Touchstone because of his position as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. served as the distributor for the Large Cap Growth Fund and the Growth Opportunities Fund.

Touchstone currently allows concessions to dealers who sell shares of the Funds. Touchstone receives that portion of the sales load that is not reallowed to the dealers who sell shares of a Fund. Touchstone retains the entire sales load on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

For the fiscal year ended March 31, 2002, the aggregate underwriting commissions on sales of the Trust's shares were $1,989,963 of which Touchstone paid $1,589,175 to unaffiliated broker-dealers in the selling network, earned
$113,826 as a broker-dealer in the selling network and retained $286,962 in underwriting commissions.

For the fiscal year ended March 31, 2001, the aggregate underwriting commissions on sales of the Trust's shares were $981,892 of which Touchstone paid $862,036 to unaffiliated broker-dealers in the selling network, earned $36,113 as a broker-dealer in the selling network and retained $83,743 in underwriting commissions.

For the fiscal year ended March 31, 2000, the aggregate underwriting commissions on sales of the Trust's shares were $610,423 of which the distributor paid $518,744 to unaffiliated broker-dealers in the selling network, earned $11,576 as a broker-dealer in the selling network and retained $80,103 in underwriting commissions.

For the fiscal year ended December 31, 2000, the aggregate underwriting commissions on sales of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund were $81,578 of which the Touchstone paid $35,146 to unaffiliated broker-dealers in the selling network and earned $46,432 as a broker-dealer in the selling network.

Touchstone retains the contingent deferred sales load on redemptions of shares of the Funds that are subject to a contingent deferred sales load. For the fiscal year ended March 31, 2002, Touchstone collected $17,899, $8,376, $17,296, $91, $541 and $246 of contingent deferred sales loads on redemptions of Class B and Class C shares of the International Equity Fund, the Emerging Growth Fund, the Growth Opportunities Fund, the Large Cap Growth Fund, the Enhanced 30 Fund and the Value Plus Fund, respectively.

For the fiscal  period  ended  March 31,  2001,  Touchstone  collected  $19,062,
$49,040, $16,103, $141 and $1,744 of contingent deferred sales loads on redemptions of Class C shares of the International Equity Fund, the Emerging Growth Fund, the Growth Opportunities Fund, the Large Cap Growth Fund and the Value Plus Fund, respectively.

For the fiscal year ended March 31, 2000, the distributor collected $261 and $2,100 of contingent deferred sales loads on redemptions of Class C shares of the Large Cap Growth Fund and the Growth Opportunities Fund, respectively.

For the fiscal year ended December 31, 2000, Touchstone collected $312, $10 and $391 of contingent deferred sales loads on redemptions of Class C shares of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund, respectively.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A SHARES. The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares, including but
not  limited  to,  the  printing  of  prospectuses,   statements  of  additional
information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of ..25% of the average daily net assets of Class A shares of a Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended March 31, 2002, the aggregate distribution-related expenditures of the

Large Cap Growth Fund, the Growth Opportunities Fund, the Emerging Growth Fund, the International Equity Fund, the Value Plus Fund and the Enhanced 30 Fund under the Class A Plan were $165,873, $297,498, $192,844, $18,665, $193,450 and
$9,987, respectively. All payments were to broker-dealers and others for the sale or retention of assets.

CLASS B SHARES. The Funds have also adopted a plan of distribution (the "Class B Plan") with respect to the Class B shares of a Fund. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class B shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of the Class B shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by their clients, in addition to the .25% account maintenance fee described above.

For the fiscal year ended March 31, 2002, the aggregate distribution-related expenditures of the Large Cap Growth Fund, the Growth Opportunities Fund, the Emerging Growth Fund, the International Equity Fund, the Value Plus Fund and the Enhanced 30 Fund under the Class B Plan were $108, $16,538, $48,533, $454, $215 and $2,616, respectively. All payments were to broker-dealers and others for the sale and retention of assets.

CLASS C SHARES. The Funds have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of a Fund. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

For the fiscal year ended March 31, 2002, the aggregate distribution-related expenditures of the Large Cap Growth Fund, the Growth Opportunities Fund, the Emerging Growth Fund, the International Equity Fund, the Value Plus Fund and the Enhanced 30 Fund under the Class C Plan were $20,797, $419,781, $235,538, $35,747, $20,555 and $3,115, respectively. All payments were to broker-dealers and others for the sale and retention of assets.

GENERAL INFORMATION. Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or any Implementation Agreement at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. The Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit each Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Jill T. McGruder and John F. Barrett, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisors and are subject to review by the Advisor and the Board of Trustees. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Set forth below are the brokerage commissions paid by the Funds during their three most recent fiscal years and for the fiscal period ended March 31, 2001 for the Emerging Growth Fund, the International Equity Fund and the Value Plus
Fund:

--------------------------------------------------------------------------------
NAME OF FUND                            PERIOD ENDED         AMOUNT OF
                                                            COMMISSIONS
--------------------------------------------------------------------------------
Large Cap Growth Fund                      3-31-02          $  170,679
--------------------------------------------------------------------------------
Large Cap Growth Fund                      3-31-01              98,179
--------------------------------------------------------------------------------
Large Cap Growth Fund                      3-31-00             113,900
--------------------------------------------------------------------------------
Growth Opportunities Fund                  3-31-02             229,827
--------------------------------------------------------------------------------
Growth Opportunities Fund                  3-31-01             147,414
--------------------------------------------------------------------------------
Growth Opportunities Fund                  3-31-00              42,093
--------------------------------------------------------------------------------
Enhanced 30 Fund                           3-31-02               6,342
--------------------------------------------------------------------------------
Enhanced 30 Fund                           3-31-01               6,967
--------------------------------------------------------------------------------
Emerging Growth Fund                       3-31-02             484,748
--------------------------------------------------------------------------------
Emerging Growth Fund                       3-31-01              13,443
--------------------------------------------------------------------------------
Emerging Growth Fund                       12-31-00             37,969
--------------------------------------------------------------------------------
Emerging Growth Fund                       12-31-99             24,912
--------------------------------------------------------------------------------
International Equity Fund                  3-31-02              56,312
--------------------------------------------------------------------------------
International Equity Fund                  3-31-01              17,228
--------------------------------------------------------------------------------
International Equity Fund                  12-31-00             99,732
--------------------------------------------------------------------------------
International Equity Fund                  12-31-99             76,155
--------------------------------------------------------------------------------
Value Plus Fund                            3-31-02             166,029
--------------------------------------------------------------------------------
Value Plus Fund                            3-31-01              26,341
--------------------------------------------------------------------------------
Value Plus Fund                            12-31-00            113,157
--------------------------------------------------------------------------------
Value Plus Fund                            12-31-99             40,604
--------------------------------------------------------------------------------

The higher commissions paid by the International Equity Fund during the fiscal year ended March 31, 2002 and the Value Plus Fund during the fiscal year ended December 31, 2000 are due to higher portfolio turnover rates. The higher commissions paid by the Growth Opportunities Fund during the fiscal years ended March 31, 2002 and 2001 and the Large Cap Growth Fund, the Emerging Growth Fund and the Value Plus Fund during the fiscal year ended March 31, 2002, are due to increased assets.

Each Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

During  the  fiscal  year  ended  March  31,  2002,   the  amount  of  brokerage
transactions and related commissions for the Funds directed to brokers due to research services provided were as follows:

                                     Brokerage                 Brokerage
                                     Transactions              Commissions
                                     Directed to               From
                                     Research                  Research
                                     ------------              -----------

Large Cap Growth Fund                   8,101,653                 13,812
Growth Opportunities Fund             116,093,633                172,484
Emerging Growth Fund                    6,659,854                 15,431
International Equity Fund               3,468,599                  4,981
Value Plus Fund                        25,222,087                 39,594

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisors, it is not possible to place a dollar value on it. Research services furnished by brokers through whom a Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with a Fund.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may effect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. A Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Fund Sub-Advisors may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Fund Sub-Advisor will make such allocations if commissions are comparable
to  those  charged  by  nonaffiliated,   qualified  broker-dealers  for  similar
services.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the respective Fund Sub-Advisor's other clients. Investment decisions for a Fund and for the Fund Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

During the fiscal year ended March 31, 2002, the Funds acquired common stock of the Trust's regular broker-dealers as follows:

                                                                       Number of Shares    Market Value
Fund                           Broker-Dealer                              at 3-31-02        at 3-31-02
-------------------------------------------------------------------------------------------------------
International Equity Fund      HSBC Securities, Inc.                           5,270            60,936
International Equity Fund      Banque Nationale de Paris                       3,182           160,729
International Equity Fund      Nomura Securities International, Inc.           4,000            51,881
International Equity Fund      UBS Securities, Inc.                            2,816           138,640
International Equity Fund      Deutsche Morgan Grenfell                          721            46,106
International Equity Fund      ABN Amro                                        7,074           134,350
International Equity Fund      Ing Barings (Ing Groep)                         5,180           140,993
Growth Opportunities Fund      Citigroup, Inc. (Salomon, Smith Barney)        80,333         3,978,090
Growth Opportunities Fund      Merrill Lynch & Co. Inc.                       74,000         4,098,120
Growth Opportunities Fund      Banc One Corp.                                115,000         4,804,700
Growth Opportunities Fund      Goldman Sachs Group, Inc.                      45,000         4,061,250
Growth Opportunities Fund      Wells Fargo & Co.                              75,000         3,705,000
Large Cap Growth Fund          Citigroup, Inc. (Salomon, Smith Barney)        39,000         1,931,280
Large Cap Growth Fund          Goldman Sachs Group, Inc.                       8,200           740,050
Enhanced 30 Fund               Citigroup, Inc. (Salomon, Smith Barney)         5,666           280,580
Enhanced 30 Fund               Bank of America Securities LLC                  4,300           292,486
Emerging Growth Fund           Legg Mason, Inc.                               36,000         1,910,880
Value Plus Fund                Morgan Stanley Dean Witter                     13,200           756,492
Value Plus Fund                Citigroup, Inc. (Salomon, Smith Barney)        39,982         1,979,909
Value Plus Fund                Bank of America Securities LLC                 22,700         1,544,054
-------------------------------------------------------------------------------------------------------

CODE OF ETHICS. The Trust, the Advisor, the Sub-Advisors and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from the SEC.

PORTFOLIO TURNOVER
------------------

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of commissions. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Sub-Advisor believes that portfolio changes are appropriate. A Fund may engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of shares of the Funds are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. Securities held by a Fund may be primarily listed on foreign exchanges or traded in foreign markets that are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business. As a result the net asset value of a Fund may be significantly affected by trading on days when the Trust is not open for business. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

CHOOSING A SHARE CLASS
----------------------

Each Fund offers three classes of shares: Class A, Class B and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced front-end sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales load so the entire purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Finally, you should consider the effect of contingent deferred sales loads and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower contingent deferred sales load upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer-term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

Below is a chart comparing the sales loads and 12b-1 fees applicable to each class of shares:

CLASS   SALES LOAD                                    12B-1 FEE    CONVERSION  FEATURE
------------------------------------------------------------------------------------------
A       Maximum of 5.75% initial sales load           0.25%        None
        reduced for purchases of $50,000 and
        over; shares sold without an initial sales
        load may be subject to a 1.00% contingent
        deferred sales load during 1st year if a
        commission was paid to a dealer

B       Maximum 5.00% contingent deferred             1.00%        Class B  Shares
        sales load during the 1st year which                       automatically convert
        decreases incrementally and is 0 after                     to Class A shares after
        6 years                                                    approximately 8 years

C       1.00% contingent deferred sales               1.00%        None
        load during 1st year
------------------------------------------------------------------------------------------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

CLASS A SHARES

Class A shares are sold at net asset value ("NAV") plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer.

Class A shares are also subject to an annual 12b-1 distribution fee of up to ..25% of a Fund's average daily net assets allocable to Class A shares.

The following table illustrates the current initial sales load breakpoints for the purchase of Class A shares:

                                       Sales           Sales           Dealer
                                       Charge as       Charge as %     Reallowance
                                       % of Offering   of Net Amount   as % of Net
                                       Price           Invested        Amount Invested
                                       -------------   -------------   ---------------
Less than $50,000                      5.75%           6.10%           5.00%
$50,000 but less than $100,000         4.50            4.71            3.75
$100,000 but less than $250,000        3.50            3.63            2.75
$250,000 but less than $500,000        2.95            3.04            2.25
$500,000 but less than $1,000,000      2.25            2.30            1.75
$1,000,000 or more                     None            None

The following table shows the initial sales load breakpoints for the purchase of Class A shares of the Large Cap Growth Fund and the Growth Opportunities Fund for accounts opened before August 1, 1999:

                                       Sales           Sales           Dealer
                                       Charge as       Charge as %     Reallowance
                                       % of Offering   of Net Amount   as % of Net
                                       Price           Invested        Amount Invested
                                       -------------   -------------   ---------------
Less than $100,000                     4.00%           4.17%           3.60%
$100,000 but less than $250,000        3.50            3.63            3.30
$250,000 but less than $500,000        2.50            2.56            2.30
$500,000 but less than $1,000,000      2.00            2.04            1.80
$1,000,000 or more                     None            None

The following table shows the initial sales load breakpoints for the purchase of Class A shares of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund for accounts opened before May 1, 2000:

                                       Sales           Sales           Dealer
                                       Charge as       Charge as %     Reallowance
                                       % of Offering   of Net Amount   as % of Net
                                       Price           Invested        Amount Invested
                                       -------------   -------------   ---------------
Less than $50,000                      5.75%           6.10%           5.00%
$50,000 but less than $100,000         4.50            4.71            3.75
$100,000 but less than $250,000        3.50            3.63            2.75
$250,000 but less than $500,000        2.50            2.56            2.00
$500,000 but less than $1,000,000      2.00            2.04            1.60
$1,000,000 or more                     None            None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from Touchstone. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

REDUCED SALES LOAD. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales load with the amount of any current purchases of Class A shares in order to take advantage of the reduced sales loads set forth in the tables above. Purchases of Class A shares of any Touchstone load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. You should contact the transfer agent for information about the Right of Accumulation and Letter of Intent.

CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the contingent deferred sales load.

CLASS B SHARES

Class B shares of the Funds are sold at NAV without an initial sales load. Class B shares are subject to a contingent deferred sales charge if you redeem Class B shares within 6 years of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class B shares held for at least six years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

YEAR SINCE                         CDSC AS A
PURCHASE                           % OF AMOUNT
PAYMENT MADE                       SUBJECT TO CHARGE
----------------------------------------------------
First                              5.00%
Second                             4.00%
Third                              3.00%
Fourth                             2.00%
Fifth                              1.00%
Sixth                              1.00%
Seventh and thereafter*            None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES

Class C shares are sold at NAV, without an initial sales load and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CONTINGENT DEFERRED SALES LOAD

The contingent deferred sales load is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.

o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The contingent deferred sales charge will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The contingent deferred sales load waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

All sales loads imposed on redemptions are paid to Touchstone. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 5.00%, the contingent deferred sales load would be $200 for redemptions of Class B shares. At the rate of 1.00%, the contingent deferred sales load would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all shares in your account are aggregated.

The following example will illustrate the operation of the contingent deferred sales load for Class

B shares. Assume that you open an account and purchase 1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares (proceeds of $20,300), 150 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 1,300 shares, the load is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in net asset value of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in net asset value of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will be charged the load. The redemption of the first 1,000 shares is in the third year of the contingent deferred sales load schedule and will be charged at the rate of 3.00%, or $300. The redemption of the next 300 shares is in the second year of the contingent deferred sales load schedule and will be charged at the rate of 4.00%, or $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the contingent deferred sales load schedule.

OTHER PURCHASE INFORMATION
--------------------------

Additional information with respect to certain types of purchases of Class A shares of the Funds is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments which may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts, which may include purchases through employee benefit plans such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above; (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, other than employee benefit plans described above; or
(3) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a Dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of Class A shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in Class A shares of one Fund and $25,000 in Class A shares of another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A purchaser of Class A shares of a Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing Class A shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table in the Prospectus. The purchaser or his dealer must notify the transfer agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the transfer agent.

A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus may also be available to any Purchaser of Class A shares of a Fund who submits a Letter of Intent to the transfer agent. The Letter must state an intention to invest within a thirteen-month period in Class A shares of any load fund distributed by Touchstone a specified amount, which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen-month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the Purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen-month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen-month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the transfer agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:
1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
2. By any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
3. By clients of any investment advisor or financial planner who has made appropriate arrangements with the Trust or Touchstone.
4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.

5. As part of certain promotional programs established by the Fund and/or Touchstone.
6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.
7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
8.   Through Processing Organizations described in the Prospectus.
9. As part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Funds.
10. As part of an employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.
11. Using the proceeds of a redemption from an unaffiliated mutual fund (see below).

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

EXCHANGES. Exchanges may be subject to certain limitations and are subject to the Touchstone Funds' policies concerning excessive trading practices, which are policies designed to protect Funds and their shareholders from the harmful effect of frequent exchanges.

The Funds may restrict or refuse purchases or exchanges by market timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a market timer if you have (i) requested an exchange or redemption out of any of the Touchstone Funds within two weeks of an earlier purchase or exchange request out of any Fund, or (ii) made more than two exchanges within a rolling 90 day period.

Upon the Fund's restriction or refusal of a purchase or exchange as a result of excessive exchanging or market timing, written notification of the Fund's policies on these issues will be sent to the shareholder's agent and/or to the broker-dealer firm of record for any account deemed to be market timing by the Funds. If an account has no such agent or broker-dealer, written notification will be sent directly to the shareholder.

OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales load as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at net asset value may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

The Trust intends to qualify annually and to elect that each Fund be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(3) any ordinary income and
capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. During the fiscal year ended March 31, 2002, the Emerging Growth Fund used $128,921 and the Value Plus Fund used $816,563 of its capital loss carryforwards. As of March 31, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes:

                                                   Amount        Expiration Date

International Equity Fund ....................  $   782,162      March 31, 2009
                          ....................    2,437,859      March 31, 2010

Growth Opportunities Fund ....................    2,005,441      March 31, 2009
                          ....................   22,448,509      March 31, 2010

Large Cap Growth Fund ........................   12,172,049      March 31, 2010

Enhanced 30 Fund .............................       99,480      March 31, 2009
                 .............................       24,780      March 31, 2010

Value Plus Fund ..............................      209,088      March 31, 2009

Each Fund shareholder will receive, if appropriate, various written notices at the end of the calendar year as to the federal income status of his dividends and distributions that were received from the Fund during the year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. To the extent that the Fund earns taxable net investment income, the Fund intends to designate as taxable dividends the same percentage of each dividend as its taxable net investment income bears to its total net investment income earned. Therefore, the percentage of each dividend designated as taxable, if any, may vary.

FOREIGN TAXES. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each applicable Fund's assets to be invested in various countries will vary. If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the corresponding Fund, which have invested in the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country. The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

DISTRIBUTIONS. Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

SALE OF SHARES. Any gain or loss realized by a shareholder upon the sale or other disposition of any shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

FOREIGN WITHHOLDING TAXES. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup-withholding rate is 30%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

OTHER TAXATION. Shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

REDEMPTION IN KIND
------------------

Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable. The Trust has filed an irrevocable election with the SEC under Rule 18f-1 of the 1940 Act wherein the Funds are committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of $250,000 or 1% of a Fund's net assets at the beginning of such period.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

From time to time, the Funds may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)^n = ERV
Where:
 P =   a hypothetical initial payment of $1,000
 T =   average annual total return
 n =   number of years
 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUNDS FOR THE PERIODS ENDED MARCH 31, 2002 ARE AS FOLLOWS:

Large Cap Growth Fund (Class A)
-------------------------------
1 Year                                        -10.03%
5 Years                                         0.60%
Since inception (8-2-93)                        5.20%

Large Cap Growth Fund (Class B)
-------------------------------
Since inception (5-1-01)                      -19.32%

Large Cap Growth Fund (Class C)
-------------------------------
1 Year                                         -5.66%
5 Years                                         0.74%
Since inception (6-7-93)                        4.89%

Growth Opportunities Fund (Class A)
-----------------------------------
1 Year                                        -14.20%
5 Years                                        12.12%
Since inception (9-29-95)                      13.44%

Growth Opportunities Fund (Class B)
-----------------------------------
Since inception (5-1-01)                      -25.72%

Growth Opportunities Fund (Class C)
-----------------------------------
1 Year                                         -9.93%
Since inception (8-2-99)                       -1.07%

Enhanced 30 Fund (Class A)
--------------------------
1 Year                                         -2.08%
Since inception (5-1-00)                       -7.55%

Enhanced 30 Fund (Class B)
--------------------------
Since inception (5-1-01)                      -8.41%

Enhanced 30 Fund (Class C)
--------------------------
1 Year                                          3.00%
Since inception (5-16-00)                      -5.31%

Emerging Growth Fund (Class A)
------------------------------
1 Year                                         15.69%
5 Years                                        21.74%
Since inception (10-3-94)                      18.53%

Emerging Growth Fund (Class B)
------------------------------
Since inception (5-1-01)                        6.35%

Emerging Growth Fund (Class C)
------------------------------
1 Year                                         22.09%
5 Years                                        22.22%
Since inception (10-3-94)*                     18.46%

International Equity Fund (Class A)
-----------------------------------
1 Year                                        -22.45%
5 Years                                        -0.31%
Since inception (10-3-94)                       0.93%

International Equity Fund (Class B)
-----------------------------------
Since inception (5-1-01)                      -27.26%

International Equity Fund (Class C)
-----------------------------------
1 Year                                        -18.02%
5 Years                                         0.14%
Since inception (10-3-94)*                      0.98%

Value Plus Fund (Class A)
-------------------------
1 Year                                         -3.58%
Since inception (5-1-98)                        3.24%

Value Plus Fund (Class B)
-------------------------
Since inception (5-1-01)                       -9.76%

Value Plus Fund (Class C)
-------------------------
1 Year                                          1.60%
Since inception (5-1-98)*                       3.81%

* Date reflects inception of the predecessor. The predecessor was a series of Select Advisors Trust C that was reorganized into Touchstone Series Trust, the Funds' previous Trust, on December 31, 1998.

Each Fund may also advertise total return (a "nonstandardized quotation") that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales load, which, if included, would reduce total return.

The total returns of the Large Cap Growth Fund, the Growth Opportunities Fund and the Enhanced 30 Fund as calculated in this manner for each of the fiscal periods since inception are as follows:


                              LARGE CAP                             GROWTH                            ENHANCED
                             GROWTH FUND                      OPPORTUNITIES FUND                       30 FUND
                   Class A     Class B     Class C     Class A     Class B     Class C     Class A     Class B     Class C
                   -------------------------------------------------------------------------------------------------------
Period Ended
------------
March 31, 1994     - 2.63%(1)               -2.91%(2)
March 31, 1995     + 8.07%                  +7.32%
March 31, 1996     +27.90%                 +26.90%     +14.50%(3)
March 31, 1997     +11.82%                 +11.01%     +12.77%
March 31, 1998     +42.74%                 +41.63%     +36.73%
March 31, 1999     +14.30%                 +13.03%     +29.89%
March 31, 2000     +20.60%                 +19.24%     +88.88%                 +76.52%(4)
March 31, 2001     -41.73%                 -42.39%     -38.42%                 -38.89%     -10.57%(5)  -11.12%(6)
March 31, 2002      -4.57%     -15.07%(7)   -5.66%      -8.96%     -21.81%(7)   -9.93%       3.86%      -3.60%(7)    3.00%

(1)  From date of initial public offering on August 2, 1993
(2)  From date of initial public offering on June 7, 1993
(3)  From date of initial public offering on September 29, 1995
(4)  From date of initial public offering on August 1, 1999
(5)  From date of initial public offering on May 1, 2000
(6)  From date of initial public offering on May 16, 2000
(7)  From date of initial public offering on May 1, 2001

The total returns of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund as calculated in this manner for each of the fiscal periods since inception are as follows:

                             EMERGING GROWTH                     INTERNATIONAL                           VALUE
                                  FUND                            EQUITY FUND                          PLUS FUND
Period Ended       Class A(1)  Class B(3)  Class C(1)  Class A(1)  Class B(3)  Class C(1)  Class A(2)  Class B(3)  Class C(2)
------------       ----------------------------------------------------------------------------------------------------------
December 31, 1994    2.72%                   2.52%     - 8.80%                 - 9.00%
December 31, 1995   22.56%                  21.15%       5.29%                   4.62%
December 31, 1996   10.56%                   9.67%      11.61%                  10.71%
December 31, 1997   32.20%                  30.67%      15.57%                  14.73%
December 31, 1998    2.57%                   1.95%      19.94%                  18.99%       4.29%                   2.60%
December 31, 1999   45.85%                  44.86%      39.50%                   3.44%      15.51%                  14.24%
December 31, 2000   25.92%                  24.58%     -19.16%                 -20.00%       1.91%                   1.87%
March 31, 2001      -4.95%                  -5.91%     -31.92%                 -32.60%      -0.74%                  -0.89%
March 31, 2002      22.72%      11.35%      22.09%     -17.69%     -23.43%     -18.02%       2.34%      -5.01%       1.60%

(1)  From date of initial public offering on October 3, 1994
(2)  From date of initial public offering on May 1, 1998
(3)  From date of initial public offering on May 1, 2001

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable sales load or over periods other than those specified for average annual total return.

THE AVERAGE ANNUAL COMPOUNDED RATES OF RETURN FOR THE FUNDS (EXCLUDING SALES LOADS) FOR THE PERIODS ENDED MARCH 31, 2002 ARE AS FOLLOWS:

Large Cap Growth Fund (Class A)
-------------------------------
1 Year                                    -4.57%
3 Years                                  -12.50%
5 Years                                    1.79%
Since inception (8-2-93)                   5.92%

Large Cap Growth Fund (Class B)
-------------------------------
Since inception (5-1-01)                 -15.07%

Large Cap Growth Fund (Class C)
-------------------------------
1 Year                                    -5.66%
3 Years                                  -13.46%
5 Years                                    0.74%
Since inception (6-7-93)                   4.89%

Growth Opportunities Fund (Class A)
-----------------------------------
1 Year                                    -8.96%
3 Years                                    1.92%
5 Years                                   13.46%
Since inception (9-29-95)                 14.48%

Growth Opportunities Fund (Class B)
-----------------------------------
Since inception (5-1-01)                 -21.81%

Growth Opportunities Fund (Class C)
-----------------------------------
1 Year                                    -9.93%
Since inception (8-1-99)                  -1.07%

Enhanced 30 Fund (Class A)
--------------------------
1 Year                                     3.86%
Since inception (5-1-00)                  -4.57%

Enhanced 30 Fund (Class B)
--------------------------
Since inception (5-1-01)                  -3.60%

Enhanced 30 Fund (Class C)
--------------------------
1 Year                                     3.00%
Since inception (5-16-00)                 -5.31%

Emerging Growth Fund (Class A)
------------------------------
1 Year                                    22.72%
3 Years                                   27.37%
5 Years                                   23.20%
Since inception (10-3-94)                 19.47%

Emerging Growth Fund (Class B)
------------------------------
Since inception (5-1-01)                  11.35%

Emerging Growth Fund (Class C)
------------------------------
1 Year                                    22.09%
3 Years                                   26.43%
5 Years                                   22.22%
Since inception (10-3-94)*                18.46%

International Equity Fund (Class A)
-----------------------------------
1-Year                                   -17.69%
3 Years                                   -8.01%
5 Years                                    0.88%
Since inception (10-3-94)                  1.73%

International Equity Fund (Class B)
-----------------------------------
Since inception (5-1-01)                 -23.43%

International Equity Fund (Class C)
-----------------------------------
1-Year                                   -18.02%
3 Years                                   -8.65%
5 Years                                    0.14%
Since inception (10-3-94)*                 0.98%

Value Plus Fund (Class A)
-------------------------
1 Year                                     2.34%
3 Years                                    3.54%
Since inception (5-1-98)                   4.82%

Value Plus Fund (Class B)
-------------------------
Since inception (5-1-01)                  -5.01%

Value Plus Fund (Class C)
-------------------------
1 Year                                     1.60%
3 Years                                    2.98%
Since inception (5-1-98)*                  3.81%

* Date reflects inception of the predecessor.

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

From time to time, the Funds may advertise their yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b/cd +1)^6 -1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive  dividends
d = the maximum  offering  price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

Performance quotations are based on historical earnings and are not intended to indicate future performance. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of the Funds. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding a Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare Fund performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications to discuss or compare Fund performance:

Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars and ratings are effective for two weeks.

In addition, a Fund may also use comparative performance information of relevant indices, including the following:

The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks.

The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement.

The S&P Barra Growth Index is an index that contains stocks with higher price-to-book ratios and is considered representative of the large-cap growth asset class.

The S&P Barra Value Index is a capitalization-weighted index comprised of stocks of the S&P 500 with high book-to-price ratios relative to the S&P 500 as a whole. Each company of the S&P 500 is assigned to either the S&P 500 Value Index or the S&P 500 Growth Index so that the sum of the indices reflects the total S&P 500.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index of small cap performance.

The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia and the Far East.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that a Fund will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of July 8, 2002, the following shareholders held over 5% of the outstanding shares of a Fund (or class):

--------------------------------------------------------------------------------------
FUND                                  SHAREHOLDER                           % OF CLASS
--------------------------------------------------------------------------------------
Large Cap Growth Fund -               Citizens Business Bank, Trustee            9.86%
Class A                               FBO Countrywide Credit Industries
                                      P.O. Box 671
                                      Pasadena, CA
--------------------------------------------------------------------------------------
Large Cap Growth Fund -               Link & Co*                                38.84%
Class A                               P.O. Box 630074
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
Large Cap Growth Fund -               Western and Southern Life Insurance       13.27%
Class A                               Company
                                      400 Broadway
                                      Cincinnati, OH
--------------------------------------------------------------------------------------

                                       69

--------------------------------------------------------------------------------------
Large Cap Growth Fund -               Western-Southern Life                      7.96%
Class A                               Assurance Company
                                      400 Broadway
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
Large Cap Growth Fund -               WASLIC Company II Inc.                    12.55%
Class A                               802 West Street
                                      Wilmington, DE
--------------------------------------------------------------------------------------
Large Cap Growth Fund -               A.G. Edwards & Sons Inc. Custodian        29.61%
Class B                               Steven J. Miller
                                      23133 Brookdale Street
                                      St. Clair Shores, MI
--------------------------------------------------------------------------------------
Large Cap Growth Fund -               A.G. Edwards & Sons Inc. Custodian        29.61%
Class B                               Dolores M. Miller
                                      23133 Brookdale Street
                                      St. Clair Shores, MI
--------------------------------------------------------------------------------------
Large Cap Growth Fund -               AG Edwards & Sons Inc.                    12.63%
Class B                               Ervin G. Kade
                                      6870 Crooks Rd. Apt 110
                                      Troy, MI
--------------------------------------------------------------------------------------
Large Cap Growth Fund - Class B       Glen M. Hanson                            19.27%
                                      6 Keating Drive
                                      Cold Spring, KY
--------------------------------------------------------------------------------------
Large Cap Growth Fund -               BNY Clearing Services LLC                 12.22%
Class C                               Clifford G. Neill DDS
                                      111 E. Kilbourn Avenue
                                      Milwaukee, WI
--------------------------------------------------------------------------------------
Growth Opportunities Fund - Class A   Charles Schwab & Co. Inc. Mutual Funds     8.25%
                                      Special Custody Account for Exclusive
                                      Benefit of its Customers
                                      101 Montgomery Street
                                      San Francisco, CA
--------------------------------------------------------------------------------------
Growth Opportunities Fund - Class A   Fidelity Investments Institutional        13.95%
                                      100 Magellan Way
                                      Covington, KY
--------------------------------------------------------------------------------------
Emerging Growth Fund-Class A          Merrill Lynch, Pierce Fenner & Smith      15.54%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
--------------------------------------------------------------------------------------
Emerging Growth Fund-Class B          Merrill Lynch, Pierce Fenner & Smith      16.42%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
--------------------------------------------------------------------------------------
Emerging Growth Fund-Class C          Merrill Lynch, Pierce Fenner & Smith      38.45%
                                      Incorporated*
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
--------------------------------------------------------------------------------------

                                       70

--------------------------------------------------------------------------------------
Enhanced 30 Fund-Class A              The Western & Southern Life Insurance     21.55%
                                      Company
                                      400 Broadway
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
Enhanced 30 Fund-Class A              Western-Southern Life Assurance           59.39%
                                      Company*
                                      400 Broadway
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
Enhanced 30 Fund-Class B              Glass City Landscape & Lawn, Inc.          5.06%
                                      6036 Angola Road
                                      Holland, OH
--------------------------------------------------------------------------------------
Enhanced 30 Fund-Class B              Merrill Lynch, Pierce Fenner & Smith      19.76%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
--------------------------------------------------------------------------------------
Enhanced 30 Fund-Class B              Stifel Nicolaus Co. Inc.                   5.11%
                                      AC 4368-1117
                                      501 North Broadway
                                      St. Louis, MO
--------------------------------------------------------------------------------------
Enhanced 30 Fund-Class C              Donaldson Lufkin Jenrette Securities       6.29%
                                      Corporation Inc.
                                      P.O. Box 2052
                                      Jersey City, NJ
--------------------------------------------------------------------------------------
Enhanced 30 Fund-Class C              NFSC FEBO                                 17.91%
                                      W. Richard Gum
                                      210 Gull Road
                                      Ocean City, NJ
--------------------------------------------------------------------------------------
Enhanced 30 Fund-Class C              NFSC FEBO                                 13.68%
                                      Patricia A. Gum
                                      210 Gull Road
                                      Ocean City, NJ
--------------------------------------------------------------------------------------
International Equity Fund-            Western-Southern Life Assurance           48.73%
Class A                               Company*
                                      400 Broadway
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
International Equity Fund-            Fifth Third Bank                           6.99%
Class A                               Columbus Life
                                      P.O. Box 6300074
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
International Equity Fund-            Link & Co.                                 6.16%
Class A                               P.O. Box 630074
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
International Equity Fund-            Glen M. Hanson                             8.58%
Class B                               6 Keating Drive
                                      Cold Spring, KY
--------------------------------------------------------------------------------------
International Equity Fund-            Harold T. Losh                             5.96%
Class B                               5438 Lowell Avenue
                                      Indianapolis, IN
--------------------------------------------------------------------------------------

                                       71

--------------------------------------------------------------------------------------
International Equity Fund-            John Stoverink                             6.40%
Class B                               Joanna Stoverink
                                      5715 Lindenwood
                                      Saint Louis, MO
--------------------------------------------------------------------------------------
International Equity Fund-            Kimberly Hart                              6.01%
Class B                               11943 Orrville Street
                                      Massillion, OH
--------------------------------------------------------------------------------------
International Equity Fund-            Mikey N. Goolsby                          12.43%
Class B                               266 County Road 461A
                                      Brazoria, TX
--------------------------------------------------------------------------------------
International Equity Fund-            Stifel Nicolaus Co. Inc.                   7.02%
Class B                               For a Customer's Account
                                      501 North Broadway
                                      St. Louis, MO
--------------------------------------------------------------------------------------
International Equity Fund-            Tammy Losh                                 5.28%
Class B                               5438 E. Lowell Avenue
                                      Indianapolis, IN
--------------------------------------------------------------------------------------
International Equity Fund-            Brian L. Maltry                            5.55%
Class B                               5480 Links Road
                                      Mentor, OH
--------------------------------------------------------------------------------------
International Equity Fund-            Doug Hampshire                             5.03%
Class B                               4086 Gateway Drive
                                      Englewood, OH
--------------------------------------------------------------------------------------
International Equity Fund-            Western-Southern Life Assurance Company*  84.71%
Class C                               400 Broadway
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
Value Plus Fund-Class A               CLIC Company I                            17.74%
                                      802 West Street
                                      Wilmington, DE
--------------------------------------------------------------------------------------
Value Plus Fund-Class A               WASLIC Company                             8.59%
                                      802 West Street
                                      Wilmington, DE
--------------------------------------------------------------------------------------
Value Plus Fund-Class A               Link & Co.                                17.08%
                                      P.O. Box 630074
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
Value Plus Fund-Class A               NFSC FEBO                                  5.75%
                                      Bank of NY Custodian
                                      1Wall Street
                                      New York, NY
--------------------------------------------------------------------------------------
Value Plus Fund-Class A               The Western & Southern Life Insurance     11.21%
                                      Company
                                      400 Broadway
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
Value Plus Fund-Class B               David R. Holland                           5.58%
                                      407 W. Main Street
                                      McComb, OH
--------------------------------------------------------------------------------------
Value Plus Fund-Class B               Helen T. Marks                             8.50%
                                      1603 Aster Avenue
                                      Oakbrook Terrace, IL
--------------------------------------------------------------------------------------

                                       72

--------------------------------------------------------------------------------------
Value Plus Fund-Class B               Mikey N. Goolsby                           9.91%
                                      266 County Road 461A
                                      Brazoria, TX
--------------------------------------------------------------------------------------
Value Plus Fund-Class B               Donaldson, Lufkin & Jenrette Securities   19.54%
                                      Corporation Inc.
                                      P.O. Box 2052
                                      Jersey City, NJ
--------------------------------------------------------------------------------------
Value Plus Fund-Class B               Scott Stringfellow Inc.                    8.76%
                                      FBO 525000631
                                      909 East Main Street
                                      Richmond, VA
--------------------------------------------------------------------------------------
Value Plus Fund-Class B               Doug Hampshire                             6.62%
                                      4086 Gateway Drive
                                      Englewood, OH
--------------------------------------------------------------------------------------
Value Plus Fund-Class B               Kimberly C. Miller                         5.07%
                                      8753 W. Acapulco Lane
                                      Peoria, AZ
--------------------------------------------------------------------------------------
Value Plus Fund-Class C               The Western & Southern Life Insurance     11.67%
                                      Company
                                      400 Broadway
                                      Cincinnati, OH
--------------------------------------------------------------------------------------
Value Plus Fund-Class C               Western-Southern Life Assurance            8.22%
                                      Company
                                      400 Broadway
                                      Cincinnati, OH
--------------------------------------------------------------------------------------

*May be deemed to control a Fund (or class) by virtue of the fact that it owned of record more than 25% of the outstanding shares as of July 8, 2002.

As of July 8, 2002, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class thereof).

CUSTODIANS
----------

Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts is the Custodian for the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund. The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, is the Custodian for the Large Cap Growth Fund and the Enhanced 30 Fund. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio is the Custodian for the Growth Opportunities Fund. Each Custodian acts as its Fund's depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, the Custodians receive from the Funds a base fee equal to a percentage of that Fund's net assets plus a charge for each security transaction, subject to a minimum annual fee.

AUDITORS
--------

The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio, has been selected as independent auditors for the Trust for fiscal year ending March 31, 2003. Ernst & Young LLP will perform an audit of the Trust's financial statements for its fiscal year end and advise the Trust as to certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Cincinnati, Ohio 45202, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated is an affiliate of the Advisor by reason of common ownership. Integrated receives a fee for its services as transfer agent payable monthly at an annual rate of $17 per account from each Fund; provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

ACCOUNTING AND PRICING AGENT. Integrated provides accounting and pricing services to the Funds. These services include calculating daily net asset value per share and maintaining all necessary books and records for the Funds. Integrated receives an accounting and pricing fee from each Fund, except the International Equity Fund, in accordance with the following schedule:

                Asset Size of Fund                Monthly Fee*
          -----------------------------           ------------
          $            0 - $ 50,000,000              $2,000
              50,000,000 -  100,000,000               2,500
             100,000,000 -  200,000,000               3,000
             200,000,000 -  300,000,000               3,500
                    Over    300,000,000**             4,500

Integrated receives a fee from the International Equity Fund in accordance with the following schedule:

                Asset Size of Fund                Monthly Fee*
          -----------------------------           ------------
          $            0 - $ 50,000,000              $2,500
              50,000,000 -  100,000,000               3,000
             100,000,000 -  200,000,000               3,500
             200,000,000 -  300,000,000               4,500
                    Over -  300,000,000**             5,000

* Subject to an additional monthly fee of $1,000 for each additional class of shares.
** Subject to an additional fee of .001% per annum of average daily net assets in excess of $300 million.

In addition, the Funds pay all costs of external pricing services.

ADMINISTRATIVE AGENT. Integrated provides administrative services to the Funds. These administrative services include supplying non-investment related statistical and research data, internal regulatory compliance services, executive and administrative services, supervising the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, Integrated receives a monthly fee from each Fund at the annual rate of 0.055% of its average daily net assets.

SERVICE FEES PAID BY THE EMERGING GROWTH FUND, THE INTERNATIONAL EQUITY FUND AND THE VALUE PLUS FUND. Prior to March 17, 2002, Investors Bank & Trust Company provided accounting and pricing and administrative services to the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund. Set forth below are the custody, administration and fund accounting fees paid during the fiscal years ended December 31, 2000, December 31,1999 and March 31, 2002.

                                      3-31-02          12-31-00      12-31-99
                                      -------          --------      --------
Emerging Growth Fund                 $196,006          $ 83,161      $ 87,024
International Equity Fund             258,409           165,690       168,151
Value Plus Fund                       147,233            98,093        89,091

ANNUAL REPORT
-------------

The Trust's annual report as of March 31, 2002 was audited by Ernst & Young LLP and is attached to this Statement of Additional Information.





                International Equity Fund

                     Emerging Growth Fund

                   Aggressive Growth Fund

                        Growth/Value Fund

                              Equity Fund

                         Enhanced 30 Fund

                          Value Plus Fund

                                                               TABLE OF CONTENTS

                                                                            Page
--------------------------------------------------------------------------------
Management Discussion and Analysis                                          4-19
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                       20-23
--------------------------------------------------------------------------------
Statements of Operations                                                   24-26
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        27-31
--------------------------------------------------------------------------------
Financial Highlights                                                       32-52
--------------------------------------------------------------------------------
Notes to Financial Statements                                              53-68
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     International Equity Fund                                             69-73
--------------------------------------------------------------------------------
     Emerging Growth Fund                                                  74-77
--------------------------------------------------------------------------------
     Aggressive Growth Fund                                                78-79
--------------------------------------------------------------------------------
     Growth/Value Fund                                                     80-81
--------------------------------------------------------------------------------
     Equity Fund                                                           82-83
--------------------------------------------------------------------------------
     Enhanced 30 Fund                                                      84-85
--------------------------------------------------------------------------------
     Value Plus Fund                                                       86-88
--------------------------------------------------------------------------------
Report of Independent Auditors                                                89
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

The Touchstone International Equity Fund (Class A) returned -17.69% in the one-year period ended March 31, 2002, compared to a return of -8.22% for its benchmark, the MSCI EAFE Index. [Performance is calculated net of fees and without sales charge.]

Credit Suisse Asset Management (CSAM), which manages the Fund, attributes the underperformance to unfavorable stock selection in certain individual markets. This was particularly applicable in Japan, the U.K. and India.

The portfolio's Japanese holdings were both numerous and widely diversified, yet nonetheless suffered because of the widespread decline across industry sectors in the Japanese market during the period. In the U.K., some of the largest positions were prominent names in telecom and pharmaceuticals that fared especially poorly. And in India, the biggest holding was a blue-chip industrial company whose liquid shares were among those sold most heavily as the local market fell.

Other countries in which stock selection was comparatively unsuccessful were Australia and Sweden. Viewed in terms of industry sectors, relative performance was least effective in consumer-oriented categories and technology.

To some degree, the negative impact of stock selection was offset by CSAM's retention of ample cash reserves, both as a defensive measure in a weak market environment and to have liquidity available for share redemptions; as well as returns in France and Hong Kong that exceeded those of the benchmark and the benchmark's subcomponents for those specific markets.

Looking ahead, CSAM is optimistic on the prospects for international equity markets. The linchpin of this view is CSAM's confidence that the evolving rebound in the U.S. economy will be the rising tide that will lift the boat of stocks both in the U.S. and overseas. Debate on the U.S. macroeconomic outlook no longer centers on "Will there be a recovery?"; instead, the key question has become, "How sustainable and deep will the recovery be?" CSAM believes that the implications for corporate earnings--and, therefore, stock prices--are decidedly favorable.

The following is a summary of CSAM's views on the major geographies in which the Fund invests:

CONTINENTAL EUROPE. On the plus side, a variety of fresh data indicate that Continental macroeconomic conditions are improving, and equity valuations are lower than those in the U.S. At the same time, however, CSAM sees less upside for earnings growth because European companies have not slashed their costs enough to set the stage for better profitability down the road. Hence CSAM's benchmark-neutral stance on the Continent.

THE U.K. CSAM is maintaining an underweight position in the U.K., based on two main concerns. First, it seems increasingly probable that the Bank of England will be among the first major central banks to raise interest rates after the global easing cycle of 2001. Second, the U.K. market is historically defensive in nature, meaning that it is likely to underperform as the global macroeconomic climate gets better.

JAPAN. CSAM sees near-term opportunity in Japan and has cut the degree of its underweight there accordingly. This tactical shift rests on growing evidence that export-based manufacturers, which account for a healthy percentage of publicly traded Japanese companies, are reaping the gains of the U.S.'s macroeconomic recovery; and the government's recent steps to bolster share prices by making it harder to sell stocks short.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

EMERGING MARKETS. In CSAM's opinion, the stars are aligned in favor of investment in emerging equity markets. CSAM sees their rally of recent months as having further to go, fueled by the potent combination of global macroeconomic growth, valuations that remain relatively cheap and investors' rising tolerance for risk.

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
          INTERNATIONAL EQUITY FUND - CLASS A* AND THE MSCI EAFE INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

------------------------------------------------
              INTERNATIONAL EQUITY FUND
            AVERAGE ANNUAL TOTAL RETURNS**

          1 YEAR     5 YEARS     SINCE INCEPTION
CLASS A  (22.45%)    (0.31%)         0.93%
CLASS B      --         --         (27.26%)***
CLASS C  (18.02%)     0.14%          0.98%
------------------------------------------------

INTERNATIONAL EQUITY FUND - CLASS A     $10,712
MSCI EAFE INDEX                         $12,267

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

*The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on October 3, 1994 and the initial public offering of Class B and Class C shares commenced on May 1, 2001 and January 1, 1999, respectively.
**The average annual total returns shown above are adjusted for maximum applicable sales charges. The Class C performance information is calculated using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on October 3, 1994.
***Represents total return since May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

EMERGING GROWTH FUND

WESTFIELD CAPITAL MANAGEMENT

The Touchstone Emerging Growth Fund (Class A) returned 22.72% during the past year ended March 31, 2002 compared to a return of 13.98% for its benchmark, the Russell 2000 Index. [Performance is calculated net of fees and without sales charge.]

During the spring of 2001, the market was challenging with the U.S. economy slowing, and earnings disappointments across industries. Health care and biotechnology stocks continued to put up strong earnings numbers despite the slowing economy. Lower interest rates helped financial holdings in the portfolio, primarily the fast growing niche banks. Our energy outlook continued to be positive, however, the supply/demand situation was not as attractive as it had been in early 2000. Seeing tremendous overcapacity in the technology sector, the portfolio remained underweight the group. With no one industry performing particularly well going into the summer, we continued to manage risk with our disciplined low price/earnings to growth rate style.

While the markets began to rally in October, the environment was difficult for stocks across the board as fundamentals continued to be weak. The technology sector was the best performing group in the fourth quarter of 2001, as stocks rallied from low levels after a sharp sell-off in the third quarter. Our technology exposure doubled during the calendar fourth quarter, though we remain underweight versus the benchmarks. We continued to add selectively to our technology holdings, but only in what we consider well-managed companies where expected future earnings prospects justify current valuations.

The energy sector staged an impressive rally in the fourth quarter of 2001 after under-performing during the third quarter. With a superb long-term supply/demand outlook, we expect the sector to benefit when the economy turns. We selectively added to the consumer sector, where several stocks were down to valuation levels that meet our buy criteria. These companies will benefit disproportionately from an economic upturn due to significant stimulus from Government spending and lower interest rates.

During the first quarter of 2002, technology stocks that investors bid up during the previous quarter were once again out of favor, as fundamentals won out over hopes of a fast recovery in information technology spending. Our underweight to the group added to relative performance and stock selection within the group was good, with our semiconductor capital equipment holdings adding to performance. The energy weighting in the portfolio added value throughout the quarter as an increase in commodity prices, reduction in rig counts, and heightened tensions in the Middle East pushed the group higher.

Our ability to find rapidly growing niche banks has benefited the portfolio, with financials contributing positively to performance throughout the fiscal year. Our insurance holdings have outperformed the broader benchmark, and our overweight to the industry has had a positive impact on performance. We continue to be overweight health care related stocks, and are finding undervalued companies growing faster than the market anticipates. Demographic trends provide a strong backdrop to fundamentals for the foreseeable future. Our investments are focused on companies that can best capitalize on the aging of the population.

We remain quite optimistic as we enter the new fiscal year. In the past, small-cap growth stocks have tended to significantly outperform as the economy comes out of recession. We feel that our investment positions continue to capture the most dynamic, fastest growing sectors of the economy, and that our fundamental investment style and valuation disciplines will lead to continued outperformance going forward.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

TCW ASSET MANAGEMENT COMPANY

Over the past year, U.S. economic growth decelerated following the end of a major productivity-driven investment boom and its accompanying stock market bubble. The technology stock collapse of 2000 spilled over into the old economy throughout 2001, as bellwether companies across many industries reported a litany of earnings disappointments. We were in the midst of a major inventory correction, and a bottoming out of the U.S. economy when September's attack on America paralyzed the national consciousness.

Most stock market indices during the fourth quarter of 2001 suffered their worst declines since the crash of 1987. The S&P 500 Index, for example, was down 37% from its all-time high, as sentiment plummeted in the aftermath of the September attack. We believe a great many stocks began to sell at attractive valuations based on normalized earnings. Given our optimism in the future of this country, and our belief that we will ultimately prevail in the fight against terrorism, we expect an economic recovery in the second-half of 2002, along with substantial appreciation in equities of excellent companies with strong long-term business fundamentals.

TCW began repositioning the portfolio early in 2001 to benefit from an eventual economic recovery. We felt that substantial monetary and fiscal stimulus, along with lower energy prices, and a turn in the inventory cycle would rekindle economic growth. As consumer, capital goods, industrial technology, and other cyclical categories witnessed sharp stock price declines over disappointing corporate earnings (brought on by the economic recession), we started building positions among companies in these sectors at very attractive prices.
Conversely, we reduced the interest-sensitive exposure in the portfolio to protect against the negative impact of potential Federal Reserve Board rate hikes, which could occur in May or June of this year, as the economy expands.

Newly released economic data appears to validate our belief that the economic recession has abated, and the early stages of a recovery are evidenced by strong housing starts, along with robust auto and retail sales. There is very little doubt that the U.S. economy has begun to grow again. Recent data on productivity, new orders, factory production, employment, and consumer confidence are all positive. While overall consumer spending appears healthy, corporate profits and capital spending remain anemic. A majority of U.S. companies have limited near-term earnings visibility. However, we should expect a resumption of capital spending growth later this year as firming end-demand forces inventory replenishment throughout the economy. Executives at many of our holdings are reporting that their manufacturing capacity utilization is running at less than 50%, but beginning to turn up.

Despite excess capacity in many pockets of the economy, a modest pickup in revenues, coupled with the large write-offs and cost cutting taken last year, should provide significant revenue and profit growth for corporate America. Further evidence of an emerging recovery is reflected in the semiconductor industry book-to-bill ratio, which has been showing sequential improvement since hitting a near all-time low last October. Not surprisingly, the semiconductor capital equipment sector is experiencing similar improvement.

During previous economic recovery periods, small-cap and mid-cap stocks have outperformed large-cap stocks. Moreover, as you move down the liquidity spectrum there are greater market inefficiencies, affording us the opportunity to uncover mispriced equities of excellent companies in dynamic industries. These inefficiencies are partly attributable to the poor Wall Street analyst coverage of companies in our universe. Our approach of bottom-up fundamental analysis places great emphasis on buying an enterprise at a discount to its stock price.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

In recent months we added to positions in the industrial technology, capital goods and consumer non-durable sectors.

The portfolio weighting shifted toward an increase in technology, energy, and consumer on the belief that an improving economy will catalyze stock price performance more readily in these areas. By the same token there was an underweighting in financials relative to the benchmark, because a rising economy will cause interest rates to rise and thus truncate any appreciative upside from this group. We are comfortable that the economy-sensitive bent of the portfolio should result in better risk-adjusted returns. Given the attractive valuations of our holdings, we believe the portfolio is well positioned to benefit from expected improving corporate profitability.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
           EMERGING GROWTH FUND - CLASS A* AND THE RUSSELL 2000 INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

------------------------------------------------
                  EMERGING GROWTH FUND
              AVERAGE ANNUAL TOTAL RETURNS**

          1 YEAR     5 YEARS     SINCE INCEPTION
CLASS A   15.69%      21.74%         18.53%
CLASS B      --          --           6.35%***
CLASS C   22.09%      22.22%         18.46%
------------------------------------------------

TOUCHSTONE EMERGING GROWTH FUND - CLASS A    $35,716
RUSSELL 2000 INDEX                           $21,939

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

*The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on October 3, 1994 and the initial public offering of Class B and Class C shares commenced on May 1, 2001 and January 1, 1999, respectively. The Class C performance information is calculated using the historical performance of the Fund's predecessor, which was another mutual fund that began operations on October 3, 1994.
**The average annual total returns shown above are adjusted for maximum applicable sales charges.
***Represents total return since May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH FUND

The Touchstone Aggressive Growth Fund invests in common stocks targeting growth companies of various sizes that are believed likely to benefit from new or innovative products, services, or processes, and that have accelerating earnings and cash flow growth. The Fund (Class A) returned a negative 14.93% for the 12 months ended March 31, 2002, and a cumulative return of 45.63% since its inception in 1995. The Fund's benchmark, the Russell 3000 Index, returned a positive 1.77% and 111.48% for the same periods. [Performance is calculated net of fees and without sales charge.]

The Touchstone Aggressive Growth Fund has the flexibility to invest throughout the entire capitalization range, but the average size is somewhat smaller than the Touchstone Growth/Value Fund. The Fund managers are continually looking for attractive earnings growth that can be purchased at reasonable prices. This aggressive investment style relies heavily on the independent research of the portfolio managers. Investment decisions are made with an investment time frame of three to five years, so the Fund has comparatively low turnover.

This past year's markets and economy have been frustrating and difficult for all of us. Weak business conditions were prevalent throughout the economy during most of last year. During the third quarter of 2001, margin calls, the implosion of hedge funds, insurance companies needing funds to meet claims, and the fear from the tragic events on September 11, significantly affected the market and our fund. The equity market in the fourth quarter of 2001 reflected improving economic prospects. Falling energy prices, low interest rates, accelerating monetary growth, and tax relief improved the chances for increased corporate cash flow in 2002. However, near-term financial market volatility persisted. Much of the economic data released in the first quarter of 2002 suggests the pace of the recovery is accelerating. Equity investors remained perplexed and non-committal due to "Enronitis", the crisis in the Middle East, and the concerns about the European Union's decision to erect steel tariffs. Although most pundits expect business activity to rebound in the second half of 2002, near-term and long-term prospects already appear to be improving. In our opinion, the Bear Market ended on September 21, 2001, and we are now in the early stages of a new, broad-based Bull Market. The economic downturn is virtually over. The best investment opportunities today appear to be in equities.

This past year, the Touchstone Aggressive Growth Fund's performance was both positively and negatively affected by its technology and health care holdings. Applied Materials (up 25%), Brocade (up 29%), Teradyne (up 19%), and Broadcom (up 24%) were offset by EMC (down 59%), Sun Microsystems (down 43%), and Oracle (down 15%). Protein Design Labs (down 62%) and Myriad Genetics (down 17%) were disappointments, but Biovail (up 38%) and Medimmune (up 10%) performed well. We have increased our weighting in the retail and transportation sectors during the past few months to take advantage of their attractive growth prospects during the early stages of economic recovery.

The stage is set for a healthy rebound that should continue to gather momentum throughout the year. The Fed will not likely enter into a restrictive policy until the economic recovery is broadly based and profitability begins to rebound. Consumer confidence is high, and will likely remain so due to increases in real wages and continued productivity growth. Also, the manufacturing industry is in the early stages of a cyclical rebound.

Overweighting in the health care and technology sectors should serve us well at this early stage of the new Bull Market. The unprecedented monetary stimulus and the positive fiscal packages working their way into the economy should prove to be rewarding for investors.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
          AGGRESSIVE GROWTH FUND - CLASS A* AND THE RUSSELL 3000 INDEX

-------------------------------------------------
                 AGGRESSIVE GROWTH FUND
             AVERAGE ANNUAL TOTAL RETURNS**

          1 YEAR     5 YEARS     SINCE INCEPTION*
CLASS A  (19.79%)     2.96%           4.99%
CLASS B      --         --          (31.43%)***
CLASS C  (15.37%)       --          (36.93%)
-------------------------------------------------

AGGRESSIVE GROWTH FUND - CLASS A   $13,724
RUSSELL 3000 INDEX                 $21,148

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

*The chart above represents performance of Class A shares only, which will vary form the performance of Class B and Class C shares based on the differences in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced September 25, 1995, and the initial public offering of Class B and Class C shares commenced on May 1, 2002 and May 17, 2000, respectively.
**Returns shown above are adjusted for maximum applicable sales charges. ***Represents total return since May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

GROWTH/VALUE FUND

The Touchstone Growth/Value Fund seeks long-term capital appreciation through equity investments in companies whose valuations may not yet reflect their prospects for accelerated earnings/cash flow growth. Class A of the Fund returned a negative 8.96% for the twelve months ended March 31, 2002, and a cumulative return of 140.75% since its inception in 1995. The Fund's benchmark, the Standard & Poor's 500 Index, returned a positive 0.24% and 116.75% for the same periods. [Performance is calculated net of fees and without sales charge.]

Portfolio Manager Frank Mastrapasqua's investment style is to assess the nature, duration and risk factors underlying the current economic, political, and market cycles in determining sector and security selection. Individual security selection focuses on companies believed to have the most attractive valuations based on independently derived earnings and cash flow growth rates purchased at favorable risk-adjusted price to earnings ratios.

The equity market's performance during the past year was frustrating, especially given the data that suggested the pace of the economic recovery was improving. The Federal Reserve Board continued to cut interest rates, the bear market was ending and a new bull market was beginning to emerge. Although most pundits expect business activity to rebound in the second half of 2002, near-term and long-term prospects already appear to be improving. Although financial market volatility persists, the consumer has been resilient and should remain so. In our opinion, the Bear Market ended on September 21, 2001, and we are now in the early stages of a new, broad-based bull market. The economic downturn is virtually over. The best investment opportunities today appear to be in equities. The post September 11 macroeconomic and political changes affecting the financial markets and our economy are enduring.

The Touchstone Growth/Value Fund's performance this past year was significantly affected, positively and negatively, by our technology and health care holdings. Applied Materials (up 25%), Novellus (up 33%), Broadcom (up 24%) and Teradyne (up 19%) were offset by EMC (down 59%) and Sun Microsystems (down 57%). Idec Pharmaceuticals (up 61%), Biovail (up 38%) and Medimmune (up 10%) were countered by Applera (down 19%) and Waters Corporation (down 40%). Retailers Home Depot (up 13%) and Target (up 20%) aided the fund's performance.

Over the past several  months we have  increased our holdings in the defense and
financial   services  sectors,   in  expectation  of  their  significant  growth
opportunities during the early stages of economic recovery post September 11.

The economy should benefit from a host of factors that will mitigate the current weakness and set the stage for a healthy expansion. Consumption has stayed resilient during the downturn, and reflects the consumer's improving financial condition throughout the year. Falling energy prices, low interest rates, accelerating monetary growth, and tax relief have enhanced prospects for corporate cash flow increases in 2002.

Only when the economic recovery is broadly based, profits begin to rebound, and the risk of deflation dissipates, will the Fed be less accommodative. Consumer confidence remains high, and the manufacturing industry is in the beginning stages of a cyclical rebound.

We are long-term growth managers and do not attempt to time market swings. We are well positioned for the next bull market by investing in health care, technology, financial services, retailing, and other growth companies with strong future potential. The unprecedented monetary stimulus and the positive fiscal packages working their way into the economy, should prove to be rewarding for investors.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GROWTH/VALUE FUND - CLASS A* AND THE STANDARD & POOR'S 500 INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

-------------------------------------------------
                     GROWTH/VALUE FUND
               AVERAGE ANNUAL TOTAL RETURNS**

          1 YEAR     5 YEARS     SINCE INCEPTION*
CLASS A  (14.20%)     12.12%         13.44%
CLASS B      --          --         (25.72%)***
CLASS C   (9.93%)        --          (1.07%)
-------------------------------------------------

GROWTH/VALUE FUND-- CLASS A   $22,690
STANDARD & POOR'S 500 INDEX   $21,675

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

*The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the differences in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on September 29, 1995, and the initial public offering of Class B and Class C shares commenced on May 1, 2001 and August 2, 1999, respectively.
**Returns shown above are adjusted for maximum applicable sales charges. ***Represents total return since May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

EQUITY FUND

The fiscal year ended March 31, 2002 was indeed challenging on many levels. Issues confronting investors during this period included: the U.S. economy was declared to have officially entered into recession; corporate profits declined by record levels; the World Trade Center was destroyed, ending the lives of many; and America entered into a new War on Terrorism. Misleading accounting practices of many market favorites, such as Enron, were exposed leaving investors distrustful of management, their auditors, and the brokerage firms that sponsored their shares. Consequently, the inherent risk premium in the market rose over the course of the year.

The recession is unusual in the sense that it has been led not by the consumer, but by corporations. Dramatic cuts in capital spending and inventory investment were the primary cause of the contraction. As such, consumer-oriented stocks tended to hold up well, while technology and manufacturing stocks were beaten lower, and in some cases out of existence.

Still, there have been some encouraging signs that the economy has turned for the better, and that progress is being made against the perpetrators of the September 11th attacks. The Federal Reserve Board was quick to lower interest rates following the crises, thus adding much needed liquidity to the system. The worst fears following the attacks failed to materialize. Swift progress against those responsible, and an outpouring of patriotism have produced the seeds of recovery for the economy, the stock market, and the American spirit.

The stock market followed this trend of weakness early in the year with strength late in the year, so that over the reported fiscal period the S&P 500 Index, one of the Fund's benchmark, finished flat for the year at a positive 0.24%. The S&P Barra Growth Index, the Fund's other benchmark, returned a positive 4.83% for the reported fiscal period. The Russell 1000 Growth Index was also virtually flat, and the performance of the Touchstone Equity Fund (Class C) was down 5.66% for the one-year period ended March 31, 2002. [Performance is calculated net of fees and without sales charge.]

More recently, economists have begun to raise their estimates of economic growth, and corporate profits seem to have bottomed. This is expected to lead to a gradual resumption of capital spending and investment. In addition, many companies have cut their workforces, reduced overall costs, and increased their productivity. These actions should lead to dramatic margin and profitability improvements when demand returns. The Fund is positioned to benefit from these emerging trends.

In addition, we have placed more emphasis on cyclical growth stocks such as those in the fields of advertising, retailing, and manufacturing industries that would gain ground as the economy improves. We have focused on larger, well-financed companies that are leaders in their respective fields. These firms have been active in adjusting their cost structures to the new environment, and have had success in taking market share from weaker competitors. As a result, more of their revenue stream will likely find its way to the bottom-line, as they move forward in a less competitive and reinvigorated marketplace.

In this transitional environment, we remain very well diversified across most economic sectors, with a bias towards those companies that we believe will be in good position to take advantage of the stronger economic environment that is gradually unfolding.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
      EQUITY FUND - CLASS C*, THE STANDARD & POOR'S BARRA GROWTH INDEX AND
                        THE STANDARD & POOR'S 500 INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

-------------------------------------------------
                       EQUITY FUND
              AVERAGE ANNUAL TOTAL RETURNS**

          1 YEAR     5 YEARS     SINCE INCEPTION*
CLASS A  (10.03%)     0.60%           5.20%
CLASS B      --         --          (19.32%)***
CLASS C   (5.66%)     0.74%           4.89%
-------------------------------------------------

EQUITY FUND - CLASS C                   $15,229
STANDARD & POOR'S BARRA GROWTH INDEX    $30,777
STANDARD & POOR'S 500 INDEX             $30,218

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

*The chart above represents performance of Class C shares only, which will vary from the performance of Class A and Class B shares based on the differences in loads and fees paid by shareholders in the different classes. The initial public offering of Class C shares commenced on June 7, 1993, and the initial public offering of Class A and Class B shares commenced on August 2, 1993 and May 1, 2001, respectively.
**Returns shown above are adjusted for maximum applicable sales charges. ***Represents total return since May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

ENHANCED 30 FUND

A synchronized global economic recovery is underway with the United States leading the way. As a result of that recovery, which seemed to be proceeding at a rapid pace, the Federal Reserve Board announced that it was shifting from a policy of monetary easing to one of neutrality, a change that surprised many investors.

We continue to believe that the Dow Jones Industrial Average will trade in a narrow range over the next few months. The downside risk will be limited by a steady flow of positive economic news and the watchful eye of the Fed, while the upside will be constrained by the higher than normal price/earnings ratio for the market.

The past twelve months, ended March 31, 2002, saw the popular S&P 500 Index return only 0.24% and the Dow Industrial Average return 7.21%. The Enhanced 30 Fund's (Class A) return at 3.86% lagged the Dow for the year. [Performance is calculated net of fees and without sales charge.] The cumulative return of the Fund over the last 23 months (since inception) is -8.4%, which compares favorably with the -19.0% for the S&P 500 Index, but lagged the 0.20% return for the Dow for the same period.

The table below shows the names of the eight DOW stocks we replaced and the new additions:

           We    AT&T                   General Motors
     Replaced:   Alcoa                  International Paper
                 Caterpillar            Philip Morris
                 Eastman Kodak          Procter & Gamble

         With    Bristol - Myers        El Paso Corp.
        These:   Bank of America        Equity Office Prop.
                 Cisco Systems          Kimberly-Clark
                 Computer Sciences      Pfizer

Transactions:

Significant transactions during the year included the switch from Sprint to Equity Office Properties in the second quarter of 2001, replacing Lucent with Computer Sciences in the third quarter, and the switch from Abbott Laboratories to Bristol Myers in the fourth quarter. There were no significant transactions in the first quarter of 2002.

We continue with our emphasis on growth and stability versus the Dow.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ENHANCED 30 FUND - CLASS A* AND THE DOW JONES INDUSTRIAL AVERAGE

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

------------------------------------
          ENHANCED 30 FUND
   AVERAGE ANNUAL TOTAL RETURNS**

          1 YEAR     SINCE INCEPTION
CLASS A   (2.08%)       (7.55%)
CLASS B      --         (8.41%)***
CLASS C    3.00%        (5.31%)
------------------------------------

ENHANCED 30 FUND - CLASS A         $8,634
DOW JONES INDUSTRIAL AVERAGE       $9,947

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

*The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the differences in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares was May 1, 2000 and the initial public offering of Class B and Class C shares commenced on May 1, 2001 and May 16, 2000, respectively.
**The average annual total returns shown above are adjusted for maximum applicable sales charges.
***Represents total return since May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

VALUE PLUS FUND

The Touchstone Value Plus Fund (Class A) returned a positive 2.34% in the one-year period ended March 31, 2002, compared to a positive return of 0.24% and a negative return of 4.28% for its benchmarks, the Standard & Poor's 500 Index and the Standard & Poor's Barra Value Index, respectively. [Performance is calculated net of fees and without sales charge.]

Over the last twelve months, the stock market experienced a multitude of challenges. A short rally in April and May of last year gave way to a continued slump in overall stock prices that began almost two years ago. Then in September and October, the market was dealt two unprecedented blows. First was the tragic terrorist attack on the World Trade Center and the Pentagon on September 11th, and the second was the collapse of one of corporate America's largest companies, Enron. Both jolted the markets, but the S&P 500 Index somehow found the ability to rally 18% from the lows of September 21st to the end of the first quarter 2002.

Much of the recent economic data supports our case that the economy has bottomed, and is in the process of improving. The ongoing shift in the economic cycle has already had a number of implications for investors, and has created a sense that the Federal Reserve Board's maintenance of low interest rates has run its full course. The markets will want to see concrete evidence of earnings progression as we move through the rest of this year.

For the last twelve months, the technology and financial sectors contributed the most to performance of the portfolio. Lexmark and North Fork Bancorp were the best performers, respectively. Other notable performers were Wellpoint and Magna International. Consumer staples and industrials were the weakest sectors of the portfolio with Kimberly Clark and Tyco International leading the downside.

Our belief is that we saw the trough in earnings in the fourth quarter of 2001, and the benefits of the unprecedented liquidity injection from the Fed will allow for earnings to reaccelerate as we progress through this year. As a result, we have begun to position the portfolio to benefit from the gradual improvement in GDP and corporate earnings that we anticipate.

As we look forward, we believe that unprecedented amount of liquidity injected into the system last year by the Federal Reserve will allow for an upturn in the economy and corporate profits as we progress through 2002. While earnings expectations for some sectors are still being reset by management, notably technology and telecommunications, we believe that a good portion of companies have realistic earnings expectations going forward. This should help eliminate the negative preannouncement trends that have been a big part of the negative psychology in the market, and allow a solid base from which earnings can grow. The major element keeping this recovery from being V-shaped is the level of debt in both the corporate and consumer sectors. While we believe this is manageable and will not undo the expected economic and earnings recovery, it may rein-in the overall market returns during this year.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
            VALUE PLUS FUND - CLASS A*, STANDARD & POOR'S 500 INDEX
                    AND STANDARD & POOR'S BARRA VALUE INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

------------------------------------
         VALUE PLUS FUND
   AVERAGE ANNUAL TOTAL RETURNS**

          1 YEAR     SINCE INCEPTION
CLASS A   (3.58%)        3.24%
CLASS B      --         (9.76%)***
CLASS C    1.60%         3.81%
------------------------------------

VALUE PLUS FUND - CLASS A     $11,329
S&P BARRA VALUE INDEX         $10,770
S&P 500 INDEX                 $10,727

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

*The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on May 1, 1998 and the initial public offering of Class B and Class C shares commenced on May 1, 2001 and January 1, 1999, respectively.
**The average annual total returns shown above are adjusted for maximum applicable sales charges. The Class C performance information is calculated using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on May 1, 1998.
***Represents total return since May 1, 2001.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002

==============================================================================================================
                                                            INTERNATIONAL   EMERGING   AGGRESSIVE    GROWTH/
                                                                EQUITY       GROWTH      GROWTH       VALUE
(000's)                                                          FUND         FUND        FUND         FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost ................................................   $   8,632    $ 209,046   $  16,901    $ 188,972
                                                              ===============================================
   At market value ........................................   $   8,838    $ 228,411   $  14,686    $ 169,286
Cash ......................................................         408       30,368           1            4
Foreign currency (Cost $11,-,-,-) .........................          11           --          --           --
Dividends and interest receivable .........................          23           53           1           43
Receivable for capital shares sold ........................           7        6,745         160          681
Receivable for securities sold ............................         179       16,653          --           --
Receivable from affiliates ................................          12           --          --           31
Foreign tax reclaims ......................................          10           --          --           --
Other assets ..............................................          --           --          10           22
                                                              -----------------------------------------------
TOTAL ASSETS ..............................................       9,488      282,230      14,858      170,067
                                                              -----------------------------------------------

LIABILITIES
Payable for securities purchased ..........................         236       29,161          --           --
Payable for capital shares redeemed .......................           2          371          41        3,711
Payable to affiliates .....................................          --          181          14           --
Line of credit ............................................          --           --       1,395           --
Other accrued expenses and liabilities ....................          27           54          65          218
                                                              -----------------------------------------------
TOTAL LIABILITIES .........................................         265       29,767       1,515        3,929
                                                              -----------------------------------------------

NET ASSETS ................................................   $   9,223    $ 252,463   $  13,343    $ 166,138
                                                              ===============================================

NET ASSETS CONSIST OF:
Paid-in capital ...........................................   $  13,765    $ 228,074   $  19,945    $ 222,348
Undistributed (distributions in excess of)
   net investment income ..................................          (1)          --         105           --
Accumulated net realized gains (losses) from
   security transactions ..................................      (4,747)       5,024      (4,492)     (36,524)
Net unrealized appreciation/depreciation on investments ...         206       19,365      (2,215)     (19,686)
                                                              -----------------------------------------------

NET ASSETS ................................................   $   9,223    $ 252,463   $  13,343    $ 166,138
                                                              ===============================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .................   $   5,945    $ 169,781   $  11,626    $ 121,791
                                                              ===============================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................         868        8,697         934        6,699
                                                              ===============================================
Net asset value and redemption price per share ............   $    6.84    $   19.52   $   12.45    $   18.18
                                                              ===============================================
Maximum offering price per share ..........................   $    7.26    $   20.71   $   13.21    $   19.29
                                                              ===============================================

                           TOUCHSTONE FAMILY OF FUNDS
                                       20

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
==============================================================================================================
                                                            INTERNATIONAL   EMERGING   AGGRESSIVE    GROWTH/
                                                                EQUITY       GROWTH      GROWTH       VALUE
(000's)                                                          FUND         FUND        FUND         FUND
--------------------------------------------------------------------------------------------------------------

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares .................   $     117    $  15,335   $     161    $   3,380
                                                              ===============================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................          18          840          13          190
                                                              ===============================================
Net asset value and redemption price per share ............   $    6.47    $   18.25   $   12.29    $   17.78
                                                              ===============================================
Maximum offering price per share ..........................   $    6.47    $   18.25   $   12.29    $   17.78
                                                              ===============================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .................   $   3,161    $  67,347   $   1,556    $  40,967
                                                              ===============================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................         489        3,688         126        2,304
                                                              ===============================================
Net asset value and redemption price per share ............   $    6.46    $   18.26   $   12.30    $   17.78
                                                              ===============================================
Maximum offering price per share ..........................   $    6.46    $   18.26   $   12.30    $   17.78
                                                              ===============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002

==================================================================================================
                                                                EQUITY    ENHANCED 30   VALUE PLUS
(000's)                                                          FUND         FUND         FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost ................................................   $  72,925    $   9,595    $  89,579
                                                              ===================================
   At market value ........................................   $  71,637    $   9,255    $  89,286
Cash ......................................................           1           --        6,113
Dividends and interest receivable .........................          16           14           56
Receivable for capital shares sold ........................          59           61          221
Receivable for securities sold ............................          --           --          848
Receivable from affiliates ................................          --            1           --
Other assets ..............................................          24            9            4
                                                              -----------------------------------
TOTAL ASSETS ..............................................      71,737        9,340       96,528
                                                              -----------------------------------

LIABILITIES
Payable for securities purchased ..........................          --           --          467
Payable for capital shares redeemed .......................       2,235            3           58
Payable to affiliates .....................................          55           --           74
Other accrued expenses and liabilities ....................          83           16           37
                                                              -----------------------------------
TOTAL LIABILITIES .........................................       2,373           19          636
                                                              -----------------------------------

NET ASSETS ................................................   $  69,364    $   9,321    $  95,892
                                                              ===================================

NET ASSETS CONSIST OF:
Paid-in capital ...........................................   $  87,920    $   9,777    $  96,895
Undistributed net investment income .......................          --            8           20
Accumulated net realized losses from
   security transactions ..................................     (17,268)        (124)        (730)
Net unrealized depreciation on investments ................      (1,288)        (340)        (293)
                                                              -----------------------------------

NET ASSETS ................................................   $  69,364    $   9,321    $  95,892
                                                              ===================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .................   $  67,461    $   7,561    $  93,214
                                                              ===================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................       5,569          823        8,884
                                                              ===================================
Net asset value and redemption price per share ............   $   12.11    $    9.19    $   10.49
                                                              ===================================
Maximum offering price per share ..........................   $   12.85    $    9.75    $   11.13
                                                              ===================================

                           TOUCHSTONE FAMILY OF FUNDS
                                       22

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
==================================================================================================
                                                                EQUITY    ENHANCED 30   VALUE PLUS
(000's)                                                          FUND         FUND         FUND
--------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares .................   $      34    $     860    $     130
                                                              ===================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................           3           94           13
                                                              ===================================
Net asset value and redemption price per share ............   $   11.55    $    9.13    $   10.18
                                                              ===================================
Maximum offering price per share ..........................   $   11.55    $    9.13    $   10.18
                                                              ===================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .................   $   1,869    $     900    $   2,548
                                                              ===================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................         162           99          250
                                                              ===================================
Net asset value and redemption price per share ............   $   11.50    $    9.13    $   10.18
                                                              ===================================
Maximum offering price per share ..........................   $   11.50    $    9.13    $   10.18
                                                              ===================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2002(A)
================================================================================
                                                        INTERNATIONAL  EMERGING
                                                            EQUITY      GROWTH
(000's)                                                      FUND        FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends(B) ............................................  $    150    $    334
Interest ................................................        37         211
                                                           --------------------
TOTAL INVESTMENT INCOME .................................       187         545
                                                           --------------------

EXPENSES
Investment advisory fees ................................       106         849
Distribution expenses, Class A ..........................        19         193
Distribution expenses, Class B ..........................        --          49
Distribution expenses, Class C ..........................        36         235
Sponsor fees ............................................        22         212
Transfer agent fees, Common .............................        24          35
Transfer agent fees, Class A ............................        14          68
Transfer agent fees, Class B ............................         6           9
Transfer agent fees, Class C ............................         6          27
Professional fees .......................................         9          15
Registration fees, Common ...............................        25          28
Registration fees, Class A ..............................         4          14
Registration fees, Class B ..............................         4           4
Registration fees, Class C ..............................         4           4
Custodian fees ..........................................       258         196
Trustees' fees and expenses .............................         8           7
Reports to shareholders .................................        --          28
Other expenses ..........................................        12          14
                                                           --------------------
TOTAL EXPENSES ..........................................       557       1,987
Fees waived and/or expenses reimbursed by the Adviser ...      (303)        (38)
Class A expenses reimbursed .............................       (23)        (94)
Class B expenses reimbursed .............................        (9)         --
Class C expenses reimbursed .............................       (15)        (80)
                                                           --------------------
NET EXPENSES ............................................       207       1,775
                                                           --------------------

NET INVESTMENT LOSS .....................................       (20)     (1,230)
                                                           --------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from:
   Security transactions ................................    (3,654)      5,583
   Foreign currency transactions ........................       (26)         --
Net change in unrealized appreciation/depreciation on:
   Investments ..........................................     2,407      17,058
                                                           --------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS    (1,273)     22,641
                                                           --------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...  $ (1,293)   $ 21,411
                                                           ====================

(A) Except for Class B shares which represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)  Net of foreign tax withholding of: .................        18          --

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2002(A)

=====================================================================================================
                                                       AGGRESSIVE   GROWTH/
                                                         GROWTH      VALUE       EQUITY   ENHANCED 30
(000's)                                                   FUND        FUND        FUND        FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ...........................................   $     24    $    611    $    264    $    120
Interest ............................................          3         237          61           7
                                                        --------------------------------------------
TOTAL INVESTMENT INCOME .............................         27         848         325         127
                                                        --------------------------------------------

EXPENSES
Investment advisory fees ............................        153       1,366         513          48
Distribution expenses, Class A ......................         16         297         166          10
Distribution expenses, Class B ......................          1          17          --           3
Distribution expenses, Class C ......................          9         420          21           3
Transfer agent fees, Class A ........................         50         197          32          12
Transfer agent fees, Class B ........................         12          11          11          11
Transfer agent fees, Class C ........................         11         109          12          12
Accounting services fees ............................         47          59          52          47
Registration fees, Common ...........................          4          --          12           6
Registration fees, Class A ..........................         14           9          11          12
Registration fees, Class B ..........................         11          11           7           9
Registration fees, Class C ..........................         12          13          10          12
Interest expense ....................................         63           1          --          --
Custodian fees ......................................         16          31          24           3
Professional fees ...................................         13          43          27           9
Postage and supplies ................................         28         136           5           4
Trustees' fees and expenses .........................          8           9           6           7
Sponsor fees ........................................         --          --          --          16
Reports to shareholders .............................         48          79          40          26
Other expenses ......................................          2           5           3           2
                                                        --------------------------------------------
TOTAL EXPENSES ......................................        518       2,813         952         252
Fees waived and/or expenses reimbursed by the Adviser       (116)         --         (15)       (105)
Class A expenses reimbursed .........................        (67)         --          (7)        (43)
Class B expenses reimbursed .........................         (7)         --         (10)        (12)
Class C expenses reimbursed .........................        (17)         --          (5)        (12)
                                                        --------------------------------------------
NET EXPENSES ........................................        311       2,813         915          80
                                                        --------------------------------------------

NET INVESTMENT INCOME (LOSS) ........................       (284)     (1,965)       (590)         47
                                                        --------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions ......     (2,078)    (27,888)    (13,369)        (25)
Net change in unrealized appreciation/depreciation
   on investments ...................................        959      11,151       1,606         325
                                                        --------------------------------------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS ..........................     (1,119)    (16,737)    (11,763)        300
                                                        --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS   $ (1,403)   $(18,702)   $(12,353)   $    347
                                                        ============================================

(A) Except for Class B shares which represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2002(A)
================================================================================
                                                                        VALUE
                                                                         PLUS
(000's)                                                                  FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends(B) .......................................................   $  1,142
Interest ...........................................................         80
                                                                       --------
TOTAL INVESTMENT INCOME ............................................      1,222
                                                                       --------

EXPENSES
Investment advisory fees ...........................................        599
Distribution expenses, Class A .....................................        193
Distribution expenses, Class C .....................................         21
Sponsor fees .......................................................        160
Transfer agent fees, Common ........................................         21
Transfer agent fees, Class A .......................................         21
Transfer agent fees, Class B .......................................          8
Transfer agent fees, Class C .......................................          8
Registration fees, Common ..........................................          8
Registration fees, Class A .........................................          4
Registration fees, Class B .........................................          4
Registration fees, Class C .........................................          4
Custodian fees .....................................................        147
Professional fees ..................................................         17
Postage and supplies ...............................................         29
Trustees' fees and expenses ........................................          4
Other expenses .....................................................          2
                                                                       --------
TOTAL EXPENSES .....................................................      1,250
Fees waived and/or expenses reimbursed by the Adviser ..............       (144)
Class A expenses reimbursed ........................................        (30)
Class B expenses reimbursed ........................................        (12)
Class C expenses reimbursed ........................................        (13)
                                                                       --------
NET EXPENSES .......................................................      1,051
                                                                       --------

NET INVESTMENT INCOME ..............................................        171
                                                                       --------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions ......................        623
Net change in unrealized appreciation/depreciation on investments ..       (900)
                                                                       --------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..................       (277)
                                                                       --------

NET DECREASE IN NET ASSETS FROM OPERATIONS .........................   $   (106)
                                                                       ========

(A) Except for Class B shares which represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)  Net of foreign tax withholding of: ............................          8

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

============================================================================================================
                                                                              INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------
                                                                           YEAR     THREE MONTHS     YEAR
                                                                          ENDED        ENDED        ENDED
                                                                         MARCH 31,    MARCH 31,    DEC. 31,
(000's)                                                                   2002(A)       2001         2000
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss .................................................   $     (20)   $      (9)   $     (95)
Net realized gains (losses) from:
   Security transactions ............................................      (3,654)        (622)       1,310
   Foreign currency transactions ....................................         (26)          (8)         (49)
Net change in unrealized appreciation/depreciation on:
   Investments ......................................................       2,407       (1,642)      (4,197)
   Foreign currency transactions ....................................          --           (3)           2
                                                                        -----------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..........................      (1,293)      (2,284)      (3,029)
                                                                        -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income, Class A .................................          --           --          (98)
>From net investment income, Class C .................................          --           --          (27)
>From net realized gains on security transactions, Class A ...........          --           --       (1,753)
>From net realized gains on security transactions, Class C ...........          --           --       (1,201)
Return of capital, Class A ..........................................          --           --           (7)
Return of capital, Class C ..........................................          --           --           (2)
                                                                        -----------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........          --           --       (3,088)
                                                                        -----------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........................................     126,016        1,195        8,320
Reinvested distributions ............................................          --           --        1,847
Payments for shares redeemed ........................................    (125,908)      (1,096)      (7,927)
                                                                        -----------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS ..........         108           99        2,240
                                                                        -----------------------------------
CLASS B
Proceeds from shares sold ...........................................         123           --           --
Payments for shares redeemed ........................................          (1)          --           --
                                                                        -----------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS ..........         122
                                                                        -----------------------------------
CLASS C
Proceeds from shares sold ...........................................       1,112          963        5,026
Reinvested distributions ............................................          --           --        1,230
Payments for shares redeemed ........................................      (2,198)         (39)      (5,264)
                                                                        -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS      (1,086)         924          992
                                                                        -----------------------------------

TOTAL DECREASE IN NET ASSETS ........................................      (2,149)      (1,261)      (2,885)
                                                                        -----------------------------------
NET ASSETS
Beginning of period .................................................      11,372       12,633       15,518
                                                                        -----------------------------------
End of period .......................................................   $   9,223    $  11,372    $  12,633
                                                                        ===================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

============================================================================================================
                                                                                EMERGING GROWTH FUND
------------------------------------------------------------------------------------------------------------
                                                                           YEAR     THREE MONTHS     YEAR
                                                                          ENDED        ENDED        ENDED
                                                                         MARCH 31,    MARCH 31,    DEC. 31,
(000's)                                                                   2002(A)       2001         2000
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss .................................................   $  (1,230)   $      (5)   $    (103)
Net realized gains (losses) from security transactions ..............       5,583          (46)       2,634
Net change in unrealized appreciation/depreciation on investments ...      17,058       (2,684)       1,456
                                                                        -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............      21,411       (2,735)       3,987
                                                                        -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net realized gains on security transactions, Class A ...........        (304)          --       (2,082)
>From net realized gains on security transactions, Class B ...........         (18)          --           --
>From net realized gains on security transactions, Class C ...........        (100)          --         (828)
                                                                        -----------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........        (422)          --       (2,910)
                                                                        -----------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........................................     173,723        7,063       15,411
Reinvested distributions ............................................         286           --        1,942
Payments for shares redeemed ........................................     (38,260)      (1,213)     (13,666)
                                                                        -----------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS ..........     135,749        5,850        3,687
                                                                        -----------------------------------
CLASS B
Proceeds from shares sold ...........................................      14,517           --           --
Reinvested distributions ............................................          17           --           --
Payments for shares redeemed ........................................        (189)          --           --
                                                                        -----------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B SHARE TRANSACTIONS ..........      14,345           --           --
                                                                        -----------------------------------
CLASS C
Proceeds from shares sold ...........................................      57,759        3,016        5,877
Reinvested distributions ............................................          95           --          822
Payments for shares redeemed ........................................      (3,215)        (159)      (5,402)
                                                                        -----------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS ..........      54,639        2,857        1,297
                                                                        -----------------------------------

TOTAL INCREASE IN NET ASSETS ........................................     225,722        5,972        6,061
                                                                        -----------------------------------

NET ASSETS
Beginning of period .................................................      26,741       20,769       14,708
                                                                        -----------------------------------
End of period .......................................................   $ 252,463    $  26,741    $  20,769
                                                                        ===================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================================================================
                                                       AGGRESSIVE GROWTH            GROWTH/VALUE                 EQUITY
                                                             FUND                       FUND                      FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                       YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                      ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                     MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
(000's)                                               2002(A)      2001(B)      2002(A)       2001        2002(A)       2001
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss .............................   $    (284)   $    (513)   $  (1,965)   $  (1,074)   $    (590)   $    (396)
Net realized losses from security transactions ..      (2,078)      (3,351)     (27,888)      (8,636)     (13,369)      (1,041)
Net change in unrealized appreciation/
   depreciation on investments ..................         959      (21,052)      11,151      (68,034)       1,606      (25,594)
                                                    --------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......      (1,403)     (24,916)     (18,702)     (77,744)     (12,353)     (27,031)
                                                    --------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net realized gains on security transactions,
   Class A ......................................         (29)          --           --           --           --       (2,702)
>From net realized gains on security transactions,
   Class B ......................................          --(C)        --           --           --           --           --
>From net realized gains on security transactions,
   Class C ......................................          (5)          --           --           --           --         (156)
                                                    --------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ..............................         (34)          --           --           --           --       (2,858)
                                                    --------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .......................      22,310       21,675       77,944      131,461       79,150       17,919
Reinvested distributions ........................          27           --           --           --           --        2,666
Payments for shares redeemed ....................     (26,839)     (21,590)     (50,366)     (44,095)     (24,094)     (33,091)
                                                    --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ...................      (4,502)          85       27,578       87,366       55,056      (12,506)
                                                    --------------------------------------------------------------------------
CLASS B
Proceeds from shares sold .......................         234           --        3,762           --           35           --
Payments for shares redeemed ....................         (60)          --          (78)          --           --           --
                                                    --------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS ...................         174           --        3,684           --           35           --
                                                    --------------------------------------------------------------------------
CLASS C
Proceeds from shares sold .......................         691        4,197       17,945       48,337          173          523
Reinvested distributions ........................           4           --           --           --           --          153
Payments for shares redeemed ....................        (500)        (624)      (8,277)      (3,909)        (359)        (361)
                                                    --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS ...................         195        3,573        9,668       44,428         (186)         315
                                                    --------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........      (5,570)     (21,258)      22,228       54,050       42,552      (42,080)
                                                    --------------------------------------------------------------------------

NET ASSETS
Beginning of period .............................      18,913       40,171      143,910       89,860       26,812       68,892
                                                    --------------------------------------------------------------------------
End of period ...................................   $  13,343    $  18,913    $ 166,138    $ 143,910    $  69,364    $  26,812
                                                    ==========================================================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

(B) Except for Class C shares which represents the period from commencement of operations (May 17, 2000) through March 31, 2001.

(C)  Amount rounds to less than 1.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=============================================================================================================
                                                        ENHANCED 30                   VALUE PLUS
                                                            FUND                         FUND
-------------------------------------------------------------------------------------------------------------
                                                                                         THREE
                                                      YEAR       PERIOD       YEAR       MONTHS       YEAR
                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   DEC. 31,
(000's)                                              2002(A)     2001(B)     2002(A)      2001        2000
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...........................   $     47    $     32    $    171    $     45    $    211
Net realized gains (losses) from
   security transactions ........................        (25)        (99)        623      (1,108)      1,308
Net change in unrealized appreciation/
   depreciation on investments ..................        325        (665)       (900)     (1,346)        (33)
                                                    --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ..............................        347        (732)       (106)     (2,409)      1,486
                                                    --------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income, Class A .............        (37)        (32)       (151)        (46)       (203)
>From net investment income, Class B .............         (1)         --          --          --          --
>From net investment income, Class C .............         (1)         --          --          --          --
>From net realized gains on security transactions,
   Class A ......................................         --          --          --          --      (3,732)
>From net realized gains on security transactions,
   Class C ......................................         --          --          --          --        (165)
Return of capital, Class A ......................         --          --          --          --        (963)
Return of capital, Class C ......................         --          --          --          --         (41)
                                                    --------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ................        (39)        (32)       (151)        (46)     (5,104)
                                                    --------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .......................      1,075       6,958      53,528       4,860       9,710
Issued from Fund acquisition ....................         --          --          --          --      27,782
Reinvested distributions ........................         37          32         150          44       4,854
Payments for shares redeemed ....................        (30)        (22)    (11,603)       (901)    (20,873)
                                                    --------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ...................      1,082       6,968      42,075       4,003      21,473
                                                    --------------------------------------------------------
CLASS B
Proceeds from shares sold .......................        930          --         128          --          --
Reinvested distributions ........................          1          --          --          --          --
Payments for shares redeemed ....................        (94)         --
                                                    --------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS ...................        837          --         128          --          --
                                                    --------------------------------------------------------
CLASS C
Proceeds from shares sold .......................        827         132       1,375          89         259
Issued from fund acquisition ....................         --          --          --          --       1,784
Reinvested distributions ........................         --          --          --          --         199
Payments for shares redeemed ....................        (69)         --        (576)       (308)       (635)
                                                    --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS C SHARE TRANSACTIONS ..............        758         132         799        (219)      1,607
                                                    --------------------------------------------------------

TOTAL INCREASE IN NET ASSETS ....................      2,985       6,336      42,745       1,329      19,462
                                                    --------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                       30

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=============================================================================================================
                                                        ENHANCED 30                   VALUE PLUS
                                                            FUND                         FUND
-------------------------------------------------------------------------------------------------------------
                                                                                         THREE
                                                      YEAR       PERIOD       YEAR       MONTHS       YEAR
                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   DEC. 31,
(000's)                                              2002(A)     2001(B)     2002(A)      2001        2000
-------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period .............................      6,336          --      53,147      51,818      32,356
                                                    --------------------------------------------------------
End of period ...................................   $  9,321    $  6,336    $ 95,892    $ 53,147    $ 51,818
                                                    ========================================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

(B) Represents the period from the initial public offering (May 1, 2000 for Class A shares and May 16, 2000 for Class C shares) through March 31, 2001, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERNATIONAL EQUITY FUND--CLASS A
FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   THREE
                                                      YEAR         MONTHS         YEAR          YEAR          YEAR          YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                    MARCH 31,     MARCH 31,     DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                      2002          2001          2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........   $    8.31     $   10.08     $   16.52     $   12.89     $   11.41     $   10.63
                                                   -------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .......................          --(A)         --            --            --            --(A)       0.02
   Net realized and unrealized gains (losses) on
      investments ..............................       (1.47)        (1.77)        (3.18)         5.06          2.27          1.64
                                                   -------------------------------------------------------------------------------
Total from investment operations ...............       (1.47)        (1.77)        (3.18)         5.06          2.27          1.66
                                                   -------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ........          --            --         (0.18)        (0.06)        (0.05)        (0.02)
   Distributions from net realized gains .......          --            --         (3.08)        (1.37)        (0.74)        (0.86)
   Return of capital ...........................          --            --            --(A)         --            --            --
                                                   -------------------------------------------------------------------------------
Total distributions ............................          --            --         (3.26)        (1.43)        (0.79)        (0.88)
                                                   -------------------------------------------------------------------------------

Net asset value at end of period ...............   $    6.84     $    8.31     $   10.08     $   16.52     $   12.89     $   11.41
                                                   ===============================================================================

Total return(B) ................................     (17.69%)      (17.56%)(C)   (19.16%)       39.50%        19.94%        15.57%
                                                   ===============================================================================

Net assets at end of period (000's) ............   $   5,945     $   6,384     $   7,654     $   9,043     $   6,876     $   4,761
                                                   ===============================================================================

Ratio of net expenses to average net assets(D) .       1.60%         1.58%(E)      1.60%         1.60%         1.60%         1.60%

Ratio of net investment income (loss)
   to average net assets .......................       0.06%        (0.06%)(E)    (0.37%)       (0.08%)       (0.03%)        0.17%

Portfolio turnover .............................        314%          180%(E)       128%          155%          138%          151%

(A)  Amount rounds to less than $0.01 per share.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.62%, 3.62%(E), 3.27%, 4.11%, 5.18%, and 7.07% for the periods ended March 31, 2002 and 2001 and December 31, 2000, 1999, 1998, and 1997, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERNATIONAL EQUITY FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                     MARCH 31,
                                                                      2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ...........................   $   8.45
                                                                     --------

Income (loss) from investment operations:
   Net investment income .........................................       0.04
   Net realized and unrealized losses on investments .............      (2.02)
                                                                     --------
Total from investment operations .................................      (1.98)
                                                                     --------

Net asset value at end of period .................................   $   6.47
                                                                     ========

Total return(B) ..................................................    (23.43%)
                                                                     ========

Net assets at end of period (000's) ..............................   $    117
                                                                     ========

Ratio of net expenses to average net assets(C) ...................      2.35%(D)

Ratio of net investment income to average net assets .............      1.73%(D)

Portfolio turnover rate ..........................................       314%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and reimbursements by the Adviser, the ratio of expenses to average net assets for the period ended March 31, 2002 would have been 24.70%(D).

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERNATIONAL EQUITY FUND--CLASS C
FINANCIAL HIGHLIGHTS

===============================================================================================================
                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------
                                                                             THREE
                                                                 YEAR        MONTHS        YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED
                                                               MARCH 31,    MARCH 31,    DEC. 31,     DEC. 31,
                                                                 2002         2001         2000        1999(A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   7.88     $   9.57     $  15.92     $  12.51
                                                               -----------------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................      (0.05)       (0.01)       (0.11)       (0.11)
   Net realized and unrealized gains (losses) on investments      (1.37)       (1.68)       (3.08)        4.89
                                                               -----------------------------------------------
Total from investment operations ...........................      (1.42)       (1.69)       (3.19)        4.78
                                                               -----------------------------------------------

Less distributions:
   Dividends from net investment income ....................         --           --        (0.08)          --
   Distributions from net realized gains ...................         --           --        (3.08)       (1.37)
   Return of capital .......................................         --           --           --(B)        --
                                                               -----------------------------------------------
Total distributions ........................................         --           --        (3.16)       (1.37)
                                                               -----------------------------------------------

Net asset value at end of period ...........................   $   6.46     $   7.88     $   9.57     $  15.92
                                                               ===============================================

Total return(C) ............................................    (18.02%)     (17.66%)(D)  (20.00%)      38.44%
                                                               ===============================================

Net assets at end of period (000's) ........................   $  3,161     $  4,988     $  4,979     $  6,475
                                                               ===============================================

Ratio of net expenses to average net assets(E) .............      2.35%        2.35%(F)     2.35%        2.35%

Ratio of net investment loss to average net assets .........     (0.65%)      (0.67%)(F)   (1.13%)      (0.81%)

Portfolio turnover .........................................       314%         180%(F)      128%         155%

(A)  The class commenced operations on January 1, 1999.

(B)  Amount rounds to less than $0.01 per share.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D)  Not annualized.

(E) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 5.49%, 4.37%(F), 4.02% and 4.86% for the periods ended March 31, 2002 and 2001 and December 31, 2000 and 1999, respectively.

(F)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EMERGING GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                    THREE
                                                       YEAR         MONTHS         YEAR          YEAR          YEAR          YEAR
                                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                     MARCH 31,     MARCH 31,     DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                       2002          2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ...........  $   15.96     $   17.93     $   16.96     $   13.40     $   13.85     $   11.55
                                                    -------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ...........................      (0.14)           --         (0.06)        (0.09)        (0.04)        (0.03)
   Net realized and unrealized gains (losses)
      on investments .............................       3.76         (1.97)         4.16          6.18          0.37          3.71
                                                    -------------------------------------------------------------------------------
Total from investment operations .................       3.62         (1.97)         4.10          6.09          0.33          3.68
                                                    -------------------------------------------------------------------------------

Distributions from net realized gains ............      (0.06)           --         (3.13)        (2.53)        (0.78)        (1.38)
                                                    -------------------------------------------------------------------------------

Net asset value at end of period .................  $   19.52     $   15.96     $   17.93     $   16.96     $   13.40     $   13.85
                                                    ===============================================================================

Total return(A) ..................................     22.72%       (10.99%)(B)    25.92%        45.85%         2.57%        32.20%
                                                    ===============================================================================

Net assets at end of period (000's) ..............  $ 169,781     $  19,141     $  15,304     $  10,743     $   8,335     $   4,949
                                                    ===============================================================================

Ratio of net expenses to average net assets(C) ...      1.50%         1.50%(D)      1.50%         1.50%         1.50%         1.50%

Ratio of net investment loss to average net assets     (1.02%)       (0.10%)(D)    (0.40%)       (0.66%)       (0.41%)       (0.30%)

Portfolio turnover ...............................        73%           68%(D)        98%           97%           78%          101%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.66%, 1.90%(D), 2.37%, 3.29%, 4.11%, and 5.94% for the periods ended March 31, 2002 and 2001 and December 31, 2000, 1999, 1998, and 1997, respectively.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EMERGING GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    MARCH 31,
                                                                     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $   16.45
                                                                   ---------

Income (loss) from investment operations:
   Net investment loss .........................................       (0.09)
   Net realized and unrealized gains on investments ............        1.95
                                                                   ---------
Total from investment operations ...............................        1.86
                                                                   ---------

Distributions from net realized gains ..........................       (0.06)
                                                                   ---------

Net asset value at end of period ...............................   $   18.25
                                                                   =========

Total return(B) ................................................      11.35%
                                                                   =========

Net assets at end of period (000's) ............................   $  15,335
                                                                   =========

Ratio of net expenses to average net assets(C) .................       2.25%(D)

Ratio of net investment loss to average net assets .............      (1.90%)(D)

Portfolio turnover rate ........................................         73%

(A) Represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.29%(D) for the period ended March 31, 2002.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EMERGING GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS

===================================================================================================================
                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                                               THREE
                                                                  YEAR        MONTHS          YEAR          YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                                MARCH 31,     MARCH 31,     DEC. 31,      DEC. 31,
                                                                  2002          2001          2000        1999(A)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   15.01     $   16.87     $   16.29     $   13.04
                                                               ---------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) ............................        0.01         (0.02)        (0.17)        (0.19)
   Net realized and unrealized gains (losses) on investments        3.30         (1.84)         3.88          5.97
                                                               ---------------------------------------------------
Total from investment operations ...........................        3.31         (1.86)         3.71          5.78
                                                               ---------------------------------------------------

Less distributions:
   Dividends from net investment income ....................          --            --         (3.13)        (2.53)
   Distributions from net realized gains ...................       (0.06)           --            --            --
                                                               ---------------------------------------------------
Total distributions ........................................       (0.06)           --         (3.13)        (2.53)
                                                               ---------------------------------------------------

Net asset value at end of period ...........................   $   18.26     $   15.01     $   16.87     $   16.29
                                                               ===================================================

Total return(B) ............................................      22.09%       (11.03%)(C)    24.58%        44.86%
                                                               ===================================================

Net assets at end of period (000's) ........................   $  67,347     $   7,600     $   5,466     $   3,964
                                                               ===================================================

Ratio of net expenses to average net assets(D) .............       2.25%         2.25%(E)      2.25%         2.25%

Ratio of net investment loss to average net assets .........      (1.61%)       (0.63%)(E)    (1.15%)       (1.41%)

Portfolio turnover .........................................         73%           68%(E)        98%           97%

(A)  The class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effects of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.60%, 2.65%(E), 3.12% and 4.03% for the periods ended March 31, 2002 and 2001 and December 31, 2000 and 1999, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

AGGRESSIVE GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR     SEVEN MONTHS     YEAR
                                                           ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                          MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,   AUGUST 31,
                                                            2002         2001         2000         1999        1998(A)       1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...............   $   14.67    $   33.71    $   15.73    $   15.81    $   16.29    $   10.95
                                                         --------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ...............................       (0.26)       (0.41)       (0.24)       (0.27)       (0.15)       (0.17)
   Net realized and unrealized gains (losses)
      on investments .................................       (1.93)      (18.63)       18.30         2.67        (0.33)        5.54
                                                         --------------------------------------------------------------------------
Total from investment operations .....................       (2.19)      (19.04)       18.06         2.40        (0.48)        5.37
                                                         --------------------------------------------------------------------------

Distributions from net realized gains ................       (0.03)          --        (0.08)       (2.48)          --        (0.03)
                                                         --------------------------------------------------------------------------

Net asset value at end of period .....................   $   12.45    $   14.67    $   33.71    $   15.73    $   15.81    $   16.29
                                                         ==========================================================================

Total return(B) ......................................     (14.93%)     (56.48%)     115.03%       15.46%       (2.98%)(C)   49.09%
                                                         ==========================================================================

Net assets at end of period (000's) ..................   $  11,626    $  17,249    $  40,171    $  11,402    $  15,495    $  13,984
                                                         ==========================================================================

Ratio of net expenses to average net assets(D) .......       1.95%        1.70%        1.81%        1.95%        1.95%(E)     1.94%

Ratio of net investment loss to average net assets ...      (1.78%)      (1.50%)      (1.62%)      (1.52%)      (1.66%)(E)   (1.57%)

Portfolio turnover rate ..............................         47%          15%          40%          93%          40%(E)       51%

Amount of debt outstanding at end of period (000's) ..   $   1,395    $     885    $      --    $      --          n/a          n/a

Average daily amount of debt  outstanding
   during the period (000's)(F) ......................   $   1,052    $     810    $     351    $      80          n/a          n/a

Average daily number of  capital shares outstanding
   during the period (000's)(F) ......................       1,088        1,208          756          818          n/a          n/a

Average amount of debt per share during the period(F)   $     0.97    $    0.67    $    0.46    $     0.1          n/a          n/a

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 3.21%, 2.01%, 2.13%, 2.00%, and 2.62% for the periods ended March 31, 2002, March 31, 2001, 2000 and 1999, August 31, 1997, respectively.

(E)  Annualized.

(F)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

AGGRESSIVE GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS

===============================================================================================
                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-----------------------------------------------------------------------------------------------
                                                                                    PERIOD
                                                                                    ENDED
                                                                                   MARCH 31,
                                                                                    2002(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................................   $   17.07
                                                                                  ---------

Loss from investment operations:
   Net investment loss ........................................................       (0.17)
   Net realized and unrealized losses on investments ..........................       (4.58)
                                                                                  ---------
Total from investment operations ..............................................       (4.75)
                                                                                  ---------

Distributions from net realized gains .........................................       (0.03)
                                                                                  ---------

Net asset value at end of period ..............................................   $   12.29
                                                                                  =========

Total return(B) ...............................................................     (27.83%)
                                                                                  =========

Net assets at end of period (000's) ...........................................   $     161
                                                                                  =========

Ratio of net expenses to average net assets(C) ................................       2.70%(D)

Ratio of net investment loss to average net assets ............................      (2.57%)(D)

Portfolio turnover rate .......................................................         47%

Amount of debt outstanding at end of period (000's) ...........................   $   1,395

Average daily amount of debt outstanding during the period (000's)(E) .........   $   1,052

Average daily number of capital shares outstanding during the period (000's)(E)       1,088

Average amount of debt per share during the period(E) .........................   $    0.97

(A) Represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 10.94%(D) for the period ended March 31, 2002.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

AGGRESSIVE GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS

=============================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------
                                                                                     YEAR         PERIOD
                                                                                    ENDED         ENDED
                                                                                   MARCH 31,     MARCH 31,
                                                                                     2002         2001(A)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................................   $   14.57     $   29.21
                                                                                  -----------------------

Losses from investment operations:
   Net investment loss ........................................................       (0.34)        (0.26)
   Net realized and unrealized losses on investments ..........................       (1.90)       (14.38)
                                                                                  -----------------------
Total from investment operations ..............................................       (2.24)       (14.64)
                                                                                  -----------------------

Distributions from net realized gains .........................................       (0.03)           --
                                                                                  -----------------------

Net asset value at end of period ..............................................   $   12.30     $   14.57
                                                                                  =======================

Total return(B) ...............................................................     (15.37%)      (50.12%)(C)
                                                                                  =======================

Net assets at end of period (000's) ...........................................   $   1,556     $   1,664
                                                                                  =======================

Ratio of net expenses to average net assets(D) ................................       2.70%         2.18%(E)

Ratio of net investment loss to average net assets ............................      (2.53%)       (1.98%)(E)

Portfolio turnover rate .......................................................         47%           15%

Amount of debt outstanding at end of period (000's) ...........................   $   1,395     $     885

Average daily amount of debt outstanding during the period (000's)(F) .........   $   1,052     $     810

Average daily number of capital shares outstanding during the period (000's)(F)       1,088         1,208

Average amount of debt per share during the period(F) .........................   $    0.97     $    0.67

(A) Represents the period from the commencement of operations (May 17, 2000) through March 31, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.44% and 2.48%(E) for the periods ended March 31, 2002 and 2001, respectively.

(E)  Annualized.

(F)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

GROWTH/VALUE FUND--CLASS A
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR         YEAR         YEAR         YEAR     SEVEN MONTHS     YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,   AUGUST 31,
                                                         2002         2001         2000         1999        1998(A)       1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ............   $   19.97    $   32.43    $   17.50    $   16.30    $   15.90    $   11.18
                                                      --------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ............................       (0.18)       (0.13)       (0.16)       (0.17)       (0.08)       (0.13)
   Net realized and unrealized
      gains (losses) on investments ...............       (1.61)      (12.33)       15.51         4.84         1.05         5.39
                                                      --------------------------------------------------------------------------
Total from investment operations ..................       (1.79)      (12.46)       15.35         4.67         0.97         5.26
                                                      --------------------------------------------------------------------------

Distributions from net realized gains .............          --           --        (0.42)       (3.47)       (0.57)       (0.54)

Net asset value at end of period ..................   $   18.18    $   19.97    $   32.43    $   17.50    $   16.30    $   15.90
                                                      ==========================================================================

Total return(B) ...................................      (8.96%)     (38.42%)      88.88%       29.89%        6.43%(C)    47.11%
                                                      ==========================================================================

Net assets at end of period (000's) ...............   $ 121,791    $ 107,435    $  79,066    $  24,664    $  28,649    $  26,778
                                                      ==========================================================================

Ratio of net expenses  to average net assets ......       1.49%        1.54%        1.52%        1.66%        1.66%(D)     1.95%

Ratio of net investment loss to average net assets       (0.98%)      (0.66%)      (1.05%)      (0.93%)      (0.91)(D)    (1.03%)

Portfolio turnover rate ...........................         52%          35%          44%          59%          62%(D)       52%

Amount of debt outstanding at end of period (000's)   $      --          n/a          n/a          n/a          n/a          n/a

Average daily amount of debt  outstanding
   during the period (000's)(E) ...................   $      24          n/a          n/a          n/a          n/a          n/a

Average daily number of  capital shares outstanding
   during the period (000's)(E) ...................       8,481          n/a          n/a          n/a          n/a          n/a

Average amount of debt per share
   during the period(E) ...........................   $    0.00          n/a          n/a          n/a          n/a          n/a

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

GROWTH/VALUE FUND--CLASS B
FINANCIAL HIGHLIGHTS

===============================================================================================
                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-----------------------------------------------------------------------------------------------
                                                                                    PERIOD
                                                                                    ENDED
                                                                                   MARCH 31,
                                                                                    2002(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................................   $   22.74
                                                                                  ---------

Loss from investment operations:
   Net investment loss ........................................................       (0.17)
   Net realized and unrealized losses on investments ..........................       (4.79)
                                                                                  ---------
Total from investment operations ..............................................       (4.96)
                                                                                  ---------

Net asset value at end of period ..............................................   $   17.78
                                                                                  =========

Total return(B) ...............................................................     (21.81%)
                                                                                  =========

Net assets at end of period (000's) ...........................................   $   3,380
                                                                                  =========

Ratio of net expenses to average net assets ...................................       2.37%(C)

Ratio of net investment loss to average net assets ............................      (1.93%)(C)

Portfolio turnover rate .......................................................         52%

Amount of debt outstanding at end of period (000's) ...........................   $      --

Average daily amount of debt outstanding during the period (000's)(D) .........   $      24

Average daily number of capital shares outstanding during the period (000's)(D)       8,481

Average amount of debt per share during the period(D) .........................   $    0.00

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)  Annualized.

(D)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

GROWTH/VALUE FUND--CLASS C
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR          YEAR         PERIOD
                                                                                    ENDED         ENDED         ENDED
                                                                                   MARCH 31,     MARCH 31,     MARCH 31,
                                                                                     2002          2001         2000(A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................................   $   19.74     $   32.30     $   18.65
                                                                                  -------------------------------------

Income (loss) from investment operations:
   Net investment loss ........................................................       (0.32)        (0.19)        (0.11)
   Net realized and unrealized gains (losses) on investments ..................       (1.64)       (12.37)        14.18
                                                                                  -------------------------------------
Total from investment operations ..............................................       (1.96)       (12.56)        14.07
                                                                                  -------------------------------------

Dividends from net investment income ..........................................          --            --         (0.42)
                                                                                  -------------------------------------

Net asset value at end of period ..............................................   $   17.78     $   19.74     $   32.30
                                                                                  =====================================

Total return(B) ...............................................................      (9.93%)      (38.89%)       76.52%(C)
                                                                                  =====================================

Net assets at end of period (000's) ...........................................   $  40,967     $  36,475     $  10,794
                                                                                  =====================================

Ratio of net expenses to average net assets ...................................       2.31%         2.19%         2.33%(D)

Ratio of net investment loss to average net assets ............................      (1.78%)       (1.31%)       (1.77)(D)

Portfolio turnover rate .......................................................         52%           35%           44%

Amount of debt outstanding at end of period (000's) ...........................   $      --           n/a           n/a

Average daily amount of debt outstanding during the period (000's)(E) .........   $      24           n/a           n/a

Average daily number of capital shares outstanding during the period (000's)(E)       8,481           n/a           n/a

Average amount of debt per share during the period(E) .........................   $    0.00           n/a           n/a

(A) Represents the period from the commencement of operations (August 2, 1999) through March 31, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EQUITY FUND-CLASS A
FINANCIAL HIGHLIGHTS

==================================================================================================================
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED MARCH 31,
                                                ------------------------------------------------------------------
                                                   2002          2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ........   $   12.69     $   22.93     $   22.12     $   19.38     $   13.76
                                                -----------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) .............       (0.10)        (0.18)        (0.05)         0.04          0.09
   Net realized and unrealized gains (losses)
      on investments ........................       (0.48)        (9.14)         4.60          2.73          5.76
                                                -----------------------------------------------------------------
Total from investment operations ............       (0.58)        (9.32)         4.55          2.77          5.85
                                                -----------------------------------------------------------------
Less distributions:
   Dividends from net investment income .....          --            --            --         (0.03)        (0.08)
   Distributions from net realized gains ....          --         (0.92)        (3.74)           --         (0.15)
                                                -----------------------------------------------------------------
Total distributions .........................          --         (0.92)        (3.74)        (0.03)        (0.23)
                                                -----------------------------------------------------------------

Net asset value at end of year ..............   $   12.11     $   12.69     $   22.93     $   22.12     $   19.38
                                                =================================================================

Total return(A) .............................      (4.57%)      (41.73%)       20.60%        14.30%        42.74%
                                                =================================================================

Net assets at end of year (000's) ...........   $  67,461     $  24,634     $  65,274     $  55,561     $  38,336
                                                =================================================================

Ratio of net expenses to average
   net assets(B) ............................       1.30%         1.25%         1.26%         1.31%         1.25%

Ratio of net investment income (loss)
   to average net assets ....................      (0.82%)       (0.61%)       (0.24%)        0.18%         0.53%

Portfolio turnover rate .....................         85%           99%           78%           10%            7%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.33% for the year ended March 31, 2002.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EQUITY FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                     ENDED
                                                                    MARCH 31,
                                                                     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $   13.60
                                                                   ---------

Loss from investment operations:
   Net investment loss .........................................       (0.08)
   Net realized and unrealized losses on investments ...........       (1.97)
                                                                   ---------
Total from investment operations ...............................       (2.05)
                                                                   ---------

Net asset value at end of period ...............................   $   11.55
                                                                   =========

Total return(B) ................................................     (15.07%)
                                                                   =========

Net assets at end of period (000's) ............................   $      34
                                                                   =========

Ratio of net expenses to average net assets(C) .................       2.43%(D)

Ratio of net investment loss to average net assets .............      (1.97%)(D)

Portfolio turnover rate ........................................         85%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 91.72%(D) for the period ended March 31, 2002.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EQUITY FUND - CLASS C
FINANCIAL HIGHLIGHTS

==================================================================================================================
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED MARCH 31,
                                                ------------------------------------------------------------------
                                                   2002          2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ........   $   12.19     $   22.32     $   21.86     $   19.34     $   13.77
                                                -----------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ......................       (0.26)        (0.30)        (0.28)        (0.19)        (0.03)
   Net realized and unrealized gains (losses)
      on investments ........................       (0.43)        (8.91)         4.48          2.71          5.75
                                                -----------------------------------------------------------------
Total from investment operations ............       (0.69)        (9.21)          4.2          2.52          5.72
                                                -----------------------------------------------------------------

Less distributions:
   Distributions from net realized gains ....          --         (0.92)        (3.74)           --         (0.15)
                                                -----------------------------------------------------------------
Total distributions .........................          --         (0.92)        (3.74)           --         (0.15)
                                                -----------------------------------------------------------------

Net asset value at end of year ..............   $   11.50     $   12.19     $   22.32     $   21.86     $   19.34
                                                =================================================================

Total return(A) .............................      (5.66%)      (42.39%)       19.24%        13.03%        41.63%
                                                =================================================================

Net assets at end of year (000's) ...........   $   1,869     $   2,178     $   3,618     $   3,146     $   3,862
                                                =================================================================

Ratio of net expenses to average
   net assets(B) ............................       2.51%         2.32%         2.68%         2.41%         2.00%

Ratio of net investment loss
   to average net assets ....................      (2.05%)       (1.68%)       (1.34%)       (0.92%)       (0.18%)

Portfolio turnover rate .....................         85%           99%           78%           10%            7%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.80% for the year ended March 31, 2002.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

ENHANCED 30 FUND--CLASS A
FINANCIAL HIGHLIGHTS

==========================================================================================
                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                                  YEAR         PERIOD
                                                                 ENDED         ENDED
                                                                MARCH 31,     MARCH 31,
                                                                  2002         2001(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $    8.90     $   10.00
                                                               -----------------------

Income (loss) from investment operations:
   Net investment income ...................................        0.06          0.05
   Net realized and unrealized gains (losses) on investments        0.28         (1.10)
                                                               -----------------------
Total from investment operations ...........................        0.34         (1.05)
                                                               -----------------------

Dividends from net investment income .......................       (0.05)        (0.05)
                                                               -----------------------

Net asset value at end of period ...........................   $    9.19     $    8.90
                                                               =======================

Total return(C) ............................................       3.86%       (10.57%)(B)
                                                               =======================

Net assets at end of period (000's) ........................   $   7,561     $   6,208
                                                               =======================

Ratio of net expenses to average net assets(D) .............       1.00%         1.00%(E)

Ratio of net investment income to average net assets .......       0.70%         0.54%(E)

Portfolio turnover rate ....................................          9%            3%(E)

(A) Represents the period from the commencement of operations (May 1, 2000) through March 31, 2001.

(B)  Not annualized.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.04% and 2.24%(E) for the periods ended March 31, 2002 and 2001, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

ENHANCED 30 FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                     MARCH 31,
                                                                      2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..........................   $    9.50
                                                                    ---------

Income (loss) from investment operations:
   Net investment income ........................................        0.02
   Net realized and unrealized losses on investments ............       (0.37)
                                                                    ---------
Total from investment operations ................................       (0.35)
                                                                    ---------

Dividends from net investment income ............................       (0.02)
                                                                    ---------

Net asset value at end of period ................................   $    9.13
                                                                    =========

Total return(B) .................................................      (3.60%)
                                                                    =========

Net assets at end of period (000's) .............................   $     860
                                                                    =========

Ratio of net expenses to average net assets(C) ..................       1.75%(D)

Ratio of net investment income to average net assets ............       0.03%(D)

Portfolio turnover rate .........................................          9%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 6.13%(D) for the period ended March 31, 2002.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

ENHANCED 30 FUND--CLASS C
FINANCIAL HIGHLIGHTS

==========================================================================================
                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                                  YEAR         PERIOD
                                                                 ENDED         ENDED
                                                                MARCH 31,     MARCH 31,
                                                                   2002        2001(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $    8.88     $   10.00
                                                               -----------------------

Income (loss) from investment operations:
   Net investment income ...................................        0.01          0.01
   Net realized and unrealized gains (losses) on investments        0.25         (1.12)
                                                               -----------------------
Total from investment operations ...........................        0.26         (1.11)
                                                               -----------------------

Dividends from net investment income .......................       (0.01)        (0.01)
                                                               -----------------------

Net asset value at end of period ...........................   $    9.13     $    8.88
                                                               =======================

Total return(B) ............................................       3.00%       (11.12%)(C)
                                                               =======================

Net assets at end of period (000's) ........................   $     900     $     128
                                                               =======================

Ratio of net expenses to average net assets(D) .............       1.75%         1.73%(E)

Ratio of net investment loss to average net assets .........      (0.05%)       (0.46%)(E)

Portfolio turnover rate ....................................          9%            3%(E)

(A) Represents the period from the initial public offering (May 16, 2000) through March 31, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 6.17% and 10.22%(E) for the periods ended March 31, 2002 and 2001, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

VALUE PLUS FUND--CLASS A
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                               YEAR      THREE MONTHS      YEAR          YEAR        PERIOD
                                              ENDED         ENDED         ENDED         ENDED         ENDED
                                             MARCH 31,     MARCH 31,     DEC. 31,      DEC. 31,      DEC. 31
                                               2002          2001          2000          1999        1998(A)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   10.27     $   10.74     $   11.77     $   10.41     $   10.00
                                            -----------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................        0.02          0.01          0.06          0.01          0.02
   Net realized and unrealized gains
      (losses) on investments ...........        0.22         (0.47)         0.12          1.60          0.41
                                            -----------------------------------------------------------------
Total from investment operations ........        0.24         (0.46)         0.18          1.61          0.43
                                            -----------------------------------------------------------------

Less distributions:
   Dividends from net investment income .       (0.02)        (0.01)        (0.06)        (0.01)        (0.02)
   Distributions from net realized gains           --            --         (0.92)        (0.24)           --
   Return of capital ....................          --            --         (0.23)           --            --(B)
                                            -----------------------------------------------------------------
Total distributions .....................       (0.02)        (0.01)        (1.21)        (0.25)        (0.02)
                                            -----------------------------------------------------------------

Net asset value at end of period ........   $   10.49     $   10.27     $   10.74     $   11.77     $   10.41
                                            =================================================================

Total return(C) .........................       2.34%        (4.29%)(D)     1.91%        15.51%         4.29%(D)
                                            =================================================================

Net assets at end of period (000's) .....   $  93,214     $  51,442     $  49,807     $  31,808     $  27,068
                                            =================================================================

Ratio of net expenses to
   average net assets(E) ................       1.30%         1.30%(F)      1.30%         1.30%         1.30%(F)

Ratio of net investment income
   to average net assets ................       0.23%         0.37%(F)      0.51%         0.08%         0.25%(F)

Portfolio turnover ......................         33%           48%(F)        83%           60%           34%

(A)  The Fund commenced operations on May 1, 1998.

(B)  Amount rounds to less than $0.01.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D)  Not annualized.

(E) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.52%, 1.58%(F), 1.71%, 2.02% and 2.25%(E) for the periods ended March 31, 2002 and 2001 and December 31, 2000, 1999 and 1998, respectively.

(F)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

VALUE PLUS FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                     ENDED
                                                                    MARCH 31,
                                                                     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $   10.72
                                                                   ---------

Income (loss) from investment operations:
   Net investment loss .........................................       (0.01)
   Net realized and unrealized losses on investments ...........       (0.53)
                                                                   ---------
Total from investment operations ...............................       (0.54)
                                                                   ---------

Net asset value at end of period ...............................   $   10.18
                                                                   =========

Total return(B) ................................................      (5.01%)
                                                                   =========

Net assets at end of period (000's) ............................   $     130
                                                                   =========

Ratio of net expenses to average net assets(C) .................       2.05%(D)

Ratio of net investment loss to average net assets .............      (0.77%)(D)

Portfolio turnover rate ........................................         33%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and reimbursements by the Adviser, the ratio of expenses to average net assets would have been 58.65%(D) for the period ended March 31, 2002.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

VALUE PLUS FUND--CLASS C
FINANCIAL HIGHLIGHTS

==================================================================================================================
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------
                                                                  YEAR      THREE MONTHS      YEAR          YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                                MARCH 31,     MARCH 31,     DEC. 31,      DEC. 31,
                                                                  2002          2001          2000        1999(A)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   10.02     $   10.50     $   11.48     $   10.26
                                                               ---------------------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................       (0.04)        (0.01)        (0.02)        (0.07)
   Net realized and unrealized gains (losses) on investments        0.20         (0.47)         0.19          1.53
                                                               ---------------------------------------------------
Total from investment operations ...........................        0.16         (0.48)         0.17          1.46
                                                               ---------------------------------------------------

Less distributions:
   Distributions from net realized gains ...................          --            --         (0.92)        (0.24)
   Return of capital .......................................          --            --         (0.23)           --
                                                               ---------------------------------------------------
Total distributions ........................................          --            --         (1.15)        (0.24)
                                                               ---------------------------------------------------

Net asset value at end of period ...........................   $   10.18     $   10.02     $   10.50     $   11.48
                                                               ===================================================

Total return(B) ............................................       1.60%        (4.57%)(C)     1.87%        14.24%
                                                               ===================================================

Net assets at end of period (000's) ........................   $   2,548     $   1,705     $   2,011     $     548
                                                               ===================================================

Ratio of net expenses to average net assets(D) .............       2.05%         2.05%(E)      2.05%         2.05%

Ratio of net investment loss to average net assets .........      (0.51%)       (0.33%)(E)    (0.21%)       (0.65%)

Portfolio turnover .........................................         33%           48%(E)        83%           60%

(A)  The class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.85%, 2.99%(E), 2.46% and 2.76% for the periods ended March 31, 2002 and 2001 and December 31, 2000 and 1999, respectively.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002
================================================================================

1.   ORGANIZATION

The International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, and Value Plus Fund
(individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. Effective May 1, 2001, Class B shares commenced operations for the Funds.

Prior to May 1, 2000, the International Equity Fund, Emerging Growth Fund and Value Plus Fund were part of the Touchstone Series Trust, a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Funds were merged into separate series of the Trust and their fiscal year ends were changed from December 31 to March 31.

The International Equity Fund seeks long-term growth of capital through investment in equity securities of foreign issuers. Under normal circumstances, the Fund will invest at least 80% of net assets in the common stock and preferred stock of foreign companies, in at least three countries outside the United States.

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal by investing primarily (at least 65% of total assets) in emerging growth companies.

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments. The Fund will seek growth opportunities among companies of various sizes. The Fund invests primarily in stocks of domestic companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth.

The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in domestic stocks of mid to large-cap growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5year period.

The Equity Fund seeks long-term growth of capital. The Fund invests primarily (at least 65% of total assets) in a diversified portfolio of common stocks, which are believed to have growth attributes superior to the general market.

The Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average. The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average.

The Value Plus Fund seeks to increase the value of Fund shares over the long-term by investing primarily (at least 65% of total assets)in common stocks of larger companies that the portfolio manager believes are undervalued.

The International Equity Fund, Emerging Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, Value Plus Fund and Aggressive Growth Fund each offer three classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a distribution fee of up to 0.25% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net asses that are attributable to Class B shares) and Class C shares (effective May 1, 2001 sold subject to a 1% contingent deferred sales load for a one-year period and a distribution fee of up to 1% of average daily net assets). Each Class A, Class B and Class C

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges and securities traded in the over-the-counter market are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Foreign currency value translation - The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are isolated in the Statements of Operations from the effects of changes in market prices of these securities as net realized and unrealized gain or loss from foreign currency transactions.

Forward foreign currency and spot contracts - The International Equity Fund, Emerging Growth Fund and Value Plus Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation and depreciation of forward foreign currency contracts. As of March 31, 2002, no Fund held open forward foreign currency or spot contracts.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The maximum offering price per share of Class A shares of the Aggressive Growth Fund, Growth/Value Fund, and Equity Fund is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of a Fund is equal to the net asset value per share. However, Class B and Class C shares of the Funds are subject to a contingent deferred sales load of 5% and 1%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase. The contingent deferred sales charge for Class B shares will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge for Class B shares.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid to shareholders quarterly for the Equity Fund, Enhanced 30 Fund, and Value Plus Fund and annually for the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund and Growth/Value Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2002 and 2001 was as follows:

---------------------------------------------------------------------------------------------------------------------
                                 INTERNATIONAL EQUITY    EMERGING GROWTH      AGGRESSIVE GROWTH        GROWTH/VALUE
                                         FUND                  FUND                  FUND*                 FUND
---------------------------------------------------------------------------------------------------------------------
                                   2002       2001       2002       2001       2001       2000       2002       2001
---------------------------------------------------------------------------------------------------------------------
>From ordinary income ..........   $   --     $   --    $ 30,646    $   --     $   --     $   --     $   --     $   --
>From long-term capital gains ..       --         --     391,279        --         --         --         --         --
                                  -----------------------------------------------------------------------------------
                                  $   --     $   --    $421,925    $   --     $   --     $   --     $   --     $   --
                                  ===================================================================================
---------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                          EQUITY                 ENHANCED 30                VALUE PLUS
                                           FUND                      FUND                      FUND
-------------------------------------------------------------------------------------------------------------
                                      2002         2001         2002         2001         2002         2001
-------------------------------------------------------------------------------------------------------------
>From ordinary income ..........   $       --   $       --   $   38,704   $   32,332   $  153,311   $   42,956
>From long-term capital gains ..           --    2,858,101           --           --           --           --
                                  ---------------------------------------------------------------------------
                                  $       --   $2,858,101   $   38,704   $   32,332   $  153,311   $   42,956
                                  ---------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Reclassification of capital accounts - These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of net operating losses.

                                                  UNDISTRIBUTED   ACCUMULATED
                                       PAID-IN    NET INVESTMENT  NET REALIZED
                                       CAPITAL        INCOME     GAINS/(LOSSES)
--------------------------------------------------------------------------------
International Equity Fund .......   $   (44,780)   $    18,435   $    26,345
Emerging Growth Fund ............    (1,247,462)     1,228,558        18,904
Aggressive Growth Fund ..........      (388,902)       388,902            --
Growth/Value Fund ...............    (1,199,186)     1,964,913      (765,727)
Equity Fund .....................      (590,362)       590,362            --
--------------------------------------------------------------------------------
* The amounts represented for the Aggressive Growth Fund are based on a tax year end of August 31.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of March 31, 2002:

------------------------------------------------------------------------------------------------------------
                                            INTERNATIONAL      EMERGING        AGGRESSIVE        GROWTH/
                                               EQUITY           GROWTH           GROWTH           VALUE
                                                FUND             FUND             FUND*            FUND
------------------------------------------------------------------------------------------------------------
Cost of portfolio investments ..........   $   8,912,753    $ 209,231,799    $  16,900,782    $ 188,972,219
                                           ================================================================
Gross unrealized appreciation ..........         369,403       25,919,911        2,044,838       16,395,976
Gross unrealized depreciation ..........        (445,150)      (6,740,575)      (4,259,466)     (36,082,438)
                                           ----------------------------------------------------------------
Net unrealized appreciation/depreciation         (75,747)      19,179,336       (2,214,628)     (19,686,462)
                                           ================================================================
Post-October losses ....................      (1,246,235)              --       (1,654,345)     (12,070,148)
                                           ================================================================
Capital loss carryforward ..............      (3,220,021)              --             (871)     (24,453,950)
                                           ================================================================
Undistributed long-term gains ..........              --        5,210,033               --               --
                                           ================================================================
   Accumulated earnings (deficit) ......   $  (4,542,003)   $  24,389,369    $  (3,869,844)   $ (56,210,560)
                                           ================================================================
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                               EQUITY        ENHANCED 30       VALUE PLUS
                                                FUND             FUND             FUND
-------------------------------------------------------------------------------------------
Cost of portfolio investments ..........   $  73,320,478    $   9,595,210    $  90,100,327
                                           ===============================================
Gross unrealized appreciation ..........       5,689,529          782,959        7,777,379
Gross unrealized depreciation ..........      (7,373,387)      (1,122,810)      (8,591,669)
                                           -----------------------------------------------
Net unrealized appreciation/depreciation      (1,683,858)        (339,851)        (814,290)
                                           ===============================================
Post-October losses ....................      (4,701,052)              --               --
                                           ===============================================
Capital loss carryforward ..............     (12,172,049)        (124,260)        (209,088)
                                           ===============================================
Undistributed ordinary income ..........              --            8,560           18,715
                                           ===============================================
   Accumulated earnings (deficit) ......   $ (18,556,959)   $    (455,551)   $  (1,004,663)
                                           ===============================================
-------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

The capital loss carryforwards as of March 31, 2002 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                      AMOUNT     EXPIRATION DATE
--------------------------------------------------------------------------------
International Equity Fund ......................   $   782,162    March 31, 2009
                                                     2,437,859    March 31, 2010
Aggressive Growth Fund .........................           871   August 31, 2008
Growth/Value Fund ..............................     2,005,441    March 31, 2009
                                                    22,448,509    March 31, 2010
Equity Fund ....................................    12,172,049    March 31, 2010
Enhanced 30 Fund ...............................        99,480    March 31, 2009
                                                        24,780    March 31, 2010
Value Plus Fund ................................       209,088    March 31, 2009
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the current fiscal year capital loss carryforwards of $128,921 and $816,563 were utilized for the Emerging Growth and Value Plus Funds, respectively.

* The amounts represented for the Aggressive Growth Fund are adjusted for an August 31, 2001 tax year.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended March 31, 2002:

--------------------------------------------------------------------------------------------------------------
                                                    INTERNATIONAL     EMERGING      AGGRESSIVE      GROWTH/
                                                        EQUITY         GROWTH         GROWTH         VALUE
                                                         FUND           FUND           FUND           FUND
--------------------------------------------------------------------------------------------------------------
Purchases of investment securities ...............   $ 32,018,900   $261,924,649   $  7,668,432   $135,901,898
                                                     ---------------------------------------------------------
Proceeds from sales and maturities
   of investment securities ......................   $ 33,459,946   $ 70,307,224   $ 11,584,335   $ 80,187,938
                                                     ---------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                        EQUITY      ENHANCED 30     VALUE PLUS
                                                         FUND           FUND           FUND
-----------------------------------------------------------------------------------------------
Purchases of investment securities ...............   $110,287,497   $  3,320,331   $ 71,778,391
                                                     ------------------------------------------
Proceeds from sales and maturities
   of investment securities ......................   $ 55,647,650   $    643,855   $ 24,547,309
                                                     ------------------------------------------
-----------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, or Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of separate Management Agreements. Under the Management Agreements, the Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its respective average daily net assets up to $200 million; 0.70% of such net assets from $200 million to $500 million; and 0.50% of such net assets in excess of $500 million. The Aggressive Growth Fund and Growth/Value Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its respective average daily net assets up to $50 million; 0.90% of such net assets from $50 million to $100 million; 0.80% of such net assets from $100 million to $200 million; and 0.75% of such net assets in excess of $200 million. The International Equity Fund, Emerging Growth Fund, Enhanced 30 Fund and Value Plus Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.95%, 0.80%, 0.65% and 0.75%, respectively, of average daily net assets.

Credit Suisse Asset Management LLC (Credit Suisse) has been retained by the Adviser to manage the investments of the International Equity Fund. The Adviser (not the Fund) pays Credit Suisse a fee for these services.

TCW Investment Management Company (TCW), effective May 1, 2001, and Westfield Capital Management Company, Inc. (Westfield) have been retained by the Adviser to manage the investments of the Emerging Growth Fund. The Adviser (not the Fund) pays TCW and Westfield a fee for these services.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Mastrapasqua and Associates, Inc. (Mastrapasqua) has been retained by the Adviser to manage the investments of the Aggressive Growth Fund and Growth/Value Fund. The Adviser (not the Funds) pays Mastrapasqua a fee for these services.

Fort Washington Investment Advisors, Inc. (Fort Washington) has been retained by the Adviser to manage the investments of the Equity Fund and Value Plus Fund. The Adviser (not the Funds) pays Fort Washington a fee for these services.

Todd Investment Advisors, Inc. (Todd) has been retained by the Adviser to manage the investments of the Enhanced 30 Fund. The Adviser (not the Fund) pays Todd a fee for these services.

In order to reduce operating expenses during the year ended March 31, 2002, the Adviser waived $22,386 of sponsor fees, waived $106,332 of its advisory fees and reimbursed $174,255, $22,452, $8,914 and $15,089 of Common, Class A, Class B and Class C expenses, respectively, for the International Equity Fund; waived $38,112 of sponsor fees and reimbursed $94,267 and $80,083 of Class A and Class C expenses, respectively, for the Emerging Growth Fund; waived $52,669 of its advisory fees and reimbursed $67,285, $7,173 and $16,739 of Class A, Class B and Class C expenses, respectively, for the Aggressive Growth Fund; waived $15,464 of its advisory fees and reimbursed $6,628, $9,671 and $5,486 of Class A, Class B and Class C expenses, respectively, for the Equity Fund; waived $16,504 of sponsor fees, waived $48,307 of its advisory fees and reimbursed $39,893, $42,626, $12,118 and $12,342 of Common, Class A, Class B and Class C expenses, respectively, for the Enhanced 30 Fund; waived $144,440 of sponsor fees and reimbursed $29,928, $12,217 and $12,711 of Class A, Class B and Class C expenses, respectively, of its advisory fees for the Value Plus Fund.

The Touchstone Advisors have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund are based on a percentage of the average daily net assets of the Fund. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Aggressive Growth Fund as follows: 1.95% for Class A shares, 2.70% for Class B and Class C shares. The expense limitation will remain in effect until at least March 31, 2002.

Pursuant to a Sponsor Agreement, between the Advisor and the Trust, the Advisor has agreed to waive its fees and reimburse expenses in order to limit each Fund's annual expenses as follows: International Equity Fund - 1.60% for Class A shares, 2.35% for Class B and Class C shares; Emerging Growth Fund - 1.50% for Class A shares, 2.25% for Class B and Class C shares; Value Plus Fund - 1.30% for Class A shares, 2.05% for Class B and Class C shares; Enhanced 30 Fund - 1.00% for Class A shares, 1.75% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect until at least March 31, 2002.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee at an annual rate of $17 per shareholder account from each Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $5,876, $186,139, $8,511, $99,141, $1,808, $2,906, and $5,372 from underwriting and broker commissions on the sale of shares of the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, and Value Plus Fund, respectively, during the year ended March 31, 2002. In addition, the Underwriter collected $17,899, $8,376, $859, $17,296,
$91, $541, and $246 of contingent deferred sales loads on the redemption of Class B and Class C shares of the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, and Value Plus Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

CUSTODIAN AGREEMENTS
US Bank, N.A. (formerly Firstar Bank, N.A.), which serves as the custodian for the Aggressive Growth Fund and Growth/Value Fund, was a significant shareholder of record of each Fund as of March 31, 2002. Under the terms of its Custodian Agreements, US Bank receives from each Fund an asset-based fee plus certain transaction charges.

SPONSOR AGREEMENT
The Trust, on behalf of the International Equity Fund, Emerging Growth Fund, Enhanced 30 Fund and Value Plus Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Funds, including the Funds' administrator, custodian and transfer agent. The Adviser receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Adviser has agreed to waive all fees until March 31, 2002, as needed to maintain each Fund's expenses at a set level. The Sponsor Agreement may be terminated by the Adviser, the Board of Trustees or the vote of a majority of the outstanding voting securities of each Fund on not less than 30 days prior written notice.

PRIOR SERVICE AGREEMENTS
Prior to March 17, 2002, Investors Bank & Trust Company provided fund accounting services and administrative services for the International Equity, Emerging Growth and Value Plus Funds. The Funds' custody fees presented on the Statements of Operations include expenses for administration and accounting and pricing services provided for the Funds by Investors Bank & Trust Company. The fee is a unified fee and therefore, each expense cannot be broken out separately.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                    INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                   YEAR   THREE MONTHS    YEAR
                                                  ENDED      ENDED       ENDED
                                                 MARCH 31,  MARCH 31,    DEC.31,
(000's)                                           2002(A)     2001       2000
--------------------------------------------------------------------------------
CLASS A
Shares sold .................................      17,989        136        546
Shares reinvested ...........................          --         --        184
Shares redeemed .............................     (17,890)      (127)      (518)
                                                 ------------------------------
Net increase in shares outstanding ..........          99          9        212
Shares outstanding, beginning of period .....         769        760        548
                                                 ------------------------------
Shares outstanding, end of period ...........         868        769        760
                                                 ------------------------------
CLASS B
Shares sold .................................          18         --         --
Shares reinvested ...........................          --         --         --
Shares redeemed .............................          --(B)      --         --
                                                 ------------------------------
Net increase in shares outstanding ..........          18         --         --
Shares outstanding, beginning of period .....          --         --         --
                                                 ------------------------------
Shares outstanding, end of period ...........          18         --         --
                                                 ==============================
CLASS C
Shares sold .................................         141        118        331
Shares reinvested ...........................          --         --        129
Shares redeemed .............................        (285)        (5)      (346)
                                                 ------------------------------
Net increase (decrease) in shares outstanding        (144)       113        114
Shares outstanding, beginning of period .....         633        520        406
                                                 ------------------------------
Shares outstanding, end of period ...........         489        633        520
                                                 ==============================
--------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

(B)  Amount rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
                                                      EMERGING GROWTH FUND
--------------------------------------------------------------------------------
                                                   YEAR   THREE MONTHS    YEAR
                                                  ENDED      ENDED       ENDED
                                                 MARCH 31,  MARCH 31,   DEC.31,
(000's)                                           2002(A)     2001       2000
--------------------------------------------------------------------------------
CLASS A
Shares sold .................................       9,612        419        829
Shares reinvested ...........................          16         --        118
Shares redeemed .............................      (2,130)       (73)      (727)
                                                 ------------------------------
Net increase in shares outstanding ..........       7,498        346        220
Shares outstanding, beginning of period .....       1,199        853        633
                                                 ------------------------------
Shares outstanding, end of period ...........       8,697      1,199        853
                                                 ==============================
CLASS B
Shares sold .................................         850         --         --
Shares reinvested ...........................           1         --         --
Shares redeemed .............................         (11)        --         --
                                                 ------------------------------
Net increase in shares outstanding ..........         840         --         --
Shares outstanding, beginning of period .....          --         --         --
                                                 ------------------------------
Shares outstanding, end of period ...........         840         --         --
                                                 ==============================
CLASS C
Shares sold .................................       3,374        193        325
Shares reinvested ...........................           6         --         53
Shares redeemed .............................        (198)       (11)      (297)
                                                 ------------------------------
Net increase (decrease) in shares outstanding       3,182        182         81
Shares outstanding, beginning of period .....         506        324        243
                                                 ------------------------------
Shares outstanding, end of period ...........       3,688        506        324
                                                 ==============================
--------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

============================================================================================
                                                 AGGRESSIVE GROWTH FUND  GROWTH/VALUE FUND
--------------------------------------------------------------------------------------------
                                                    YEAR       YEAR       YEAR       YEAR
                                                   ENDED      ENDED      ENDED      ENDED
                                                  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
(000's)                                            2002(A)    2001(B)    2002(A)     2001
--------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       1,674        750      3,976      4,420
Shares reinvested ...........................           2         --         --         --
Shares redeemed .............................      (1,917)      (767)    (2,656)    (1,479)
                                                 -----------------------------------------
Net increase (decrease) in shares outstanding        (241)       (17)     1,320      2,941
Shares outstanding, beginning of period .....       1,175      1,192      5,379      2,438
                                                 -----------------------------------------
Shares outstanding, end of period ...........         934      1,175      6,699      5,379
                                                 =========================================
CLASS B
Shares sold .................................          18         --        194         --
Shares reinvested ...........................          --(C)      --         --         --
Shares redeemed .............................          (5)        --         (4)        --
                                                 -----------------------------------------
Net increase in shares outstanding ..........          13         --        190         --
Shares outstanding, beginning of period .....          --         --         --         --
                                                 -----------------------------------------
Shares outstanding, end of period ...........          13         --        190         --
                                                 =========================================
CLASS C
Shares sold .................................          49        143        900      1,668
Shares reinvested ...........................          --(C)      --         --         --
Shares redeemed .............................         (37)       (29)      (444)      (154)
                                                 -----------------------------------------
Net increase in shares outstanding ..........          12        114        456      1,514
Shares outstanding, beginning of period .....         114         --      1,848        334
                                                 -----------------------------------------
Shares outstanding, end of period ...........         126        114      2,304      1,848
                                                 =========================================
--------------------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

(B)  Class C shares commenced operations May 17, 2000.

(C)  Amount rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

============================================================================================
                                                      EQUITY FUND        ENHANCED 30 FUND
--------------------------------------------------------------------------------------------
                                                    YEAR       YEAR       YEAR       YEAR
                                                   ENDED      ENDED      ENDED      ENDED
                                                  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
(000's)                                            2002(A)     2001      2002(A)    2001(B)
--------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       5,612        890        125        696
Shares reinvested ...........................          --        153          4          3
Shares redeemed .............................      (1,985)    (1,947)        (3)        (2)
                                                 -----------------------------------------
Net increase (decrease) in shares outstanding       3,627       (904)       126        697
Shares outstanding, beginning of period .....       1,942      2,846        697         --
                                                 -----------------------------------------
Shares outstanding, end of period ...........       5,569      1,942        823        697
                                                 =========================================
CLASS B
Shares sold .................................           3         --        105         --
Shares reinvested ...........................          --         --         --(C)      --
Shares redeemed .............................          --         --        (11)        --
                                                 -----------------------------------------
Net increase in shares outstanding ..........           3         --         94         --
Shares outstanding, beginning of period .....          --         --         --         --
                                                 -----------------------------------------
Shares outstanding, end of period ...........           3         --         94         --
                                                 =========================================
CLASS C
Shares sold .................................          13         28         92         14
Shares reinvested ...........................          --          9         --(C)      --
Shares redeemed .............................         (30)       (20)        (7)        --
                                                 -----------------------------------------
Net increase (decrease) in shares outstanding         (17)        17         85         14
Shares outstanding, beginning of period .....         179        162         14         --
                                                 -----------------------------------------
Shares outstanding, end of period ...........         162        179         99         14
                                                 =========================================
--------------------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

(B) Represents the period from the initial public offering (May 1, 2000 and May 16, 2000) for Class A and Class C shares, respectively, through March 31, 2001.

(C)  Amount rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
                                                         VALUE PLUS FUND
--------------------------------------------------------------------------------
                                                    YEAR  THREE MONTHS    YEAR
                                                   ENDED      ENDED      ENDED
                                                  MARCH 31,  MARCH 31,  DEC. 31,
(000's)                                            2002(A)     2001       2000
--------------------------------------------------------------------------------
CLASS A
Shares sold .................................       4,954        452      3,249
Shares reinvested ...........................          19          4        458
Shares redeemed .............................      (1,098)       (84)    (1,772)
                                                 ------------------------------
Net increase  in shares outstanding .........       3,875        372      1,935
Shares outstanding, beginning of period .....       5,009      4,637      2,702
                                                 ------------------------------
Shares outstanding, end of period ...........       8,884      5,009      4,637
                                                 ==============================
CLASS B
Shares sold .................................          13         --         --
Shares reinvested ...........................          --(B)      --         --
Shares redeemed .............................         (--)(B)     --         --
                                                 ------------------------------
Net increase  in shares outstanding .........          13         --         --
Shares outstanding, beginning of period .....          --         --         --
                                                 ------------------------------
Shares outstanding, end of period ...........          13         --         --
                                                 ==============================
CLASS C
Shares sold .................................         138          9        181
Shares reinvested ...........................          --         --         19
Shares redeemed .............................         (58)       (30)       (56)
                                                 ------------------------------
Net increase (decrease) in shares outstanding          80        (21)       144
Shares outstanding, beginning of period .....         170        191         47
                                                 ------------------------------
Shares outstanding, end of period ...........         250        170        191
                                                 ==============================
--------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

(B)  Amount rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   BORROWINGS

The Aggressive Growth Fund and Growth/Value Fund each have a Loan Agreement with US Bank, N.A. Each Fund may use the Loan Agreement for temporary or emergency purposes, including the financing of capital share redemption requests that might otherwise require the untimely disposition of securities. The Aggressive Growth Fund may also engage in leveraging. The Loan Agreements permit borrowings up to a maximum principal amount outstanding not to exceed the lesser of $3,000,000 for the Aggressive Growth Fund and $1,500,000 Growth/Value Fund or certain other amounts which are calculated based upon the amounts and composition of assets in each Fund as defined in the Loan Agreement. Each Fund agrees to pay interest on any unpaid principal balance at prevailing market rates as defined in the Loan Agreement.

As of March 31, 2002, the Aggressive Growth Fund had $1,395,000 outstanding borrowings and Growth/Value Fund had no outstanding borrowings under the Loan Agreement. The maximum amount outstanding during the year ended March 31, 2002 for the Aggressive Growth Fund and Growth/Value Fund was $2,705,000 and $1,000,000, respectively, at a weighted average interest rate of 7.02% and 5.91%, respectively. For the year ended March 31, 2002, the Aggressive Growth Fund and Growth/Value Fund incurred $63,509 and $1,199, respectively, of interest expense on such borrowings. The Advisor reimbursed $63,509 of interest expense for the Aggressive Growth Fund.

7.   RESTRICTED SECURITY

On December 20, 1999, the Aggressive Growth Fund purchased 83,333 shares of 21e Web Network, Inc. at an original cost of $500,000, the sale of which is restricted. At March 31, 2002, this security represented 0.06% of net assets and was valued at $8,333 based on fair value. The fair value is determined under the direction of the Board of Trustees. No quoted market price exists for 21e Web Network, Inc. shares.

8.   RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Equity Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

9.   RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds typically carry additional risks since smaller companies generally have higher risk of failure. Historically, smaller companies have experienced a greater degree of market volatility than average.

10.  SUBSEQUENT EVENT

Effective May 1, 2002, Bank of Irelend Asset Management (U.S) Limited replaced Credit Suisse Assets Management LLC as sub-adviser to the International Equity Fund.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

11.  MANAGEMENT OF THE TRUST (UNAUDITED)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

Interested Trustee1:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Number of
                                                                                                          Funds
                                                                                                          Overseen
Name                           Position(s)  Term of Office2                                               in the      Other
Address                        Held with    And Length of            Principal Occupation(s)              Touchstone  Directorships
Age                            Trust        Time Served              During Past 5 Years                  Family3     Held4
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder               Trustee and  Until retirement at age  President and a director of IFS         32       Director
Touchstone Advisors, Inc.      President    75 or until she resigns  Financial Services, Inc. (a holding              of LaRosa's
221 East Fourth Street                      or is removed.           company), Touchstone Advisors, Inc.              (a restaurant
Cincinnati, OH                              Trustee since 1999.      (the Trust's investment advisor)                 chain).
Age: 46                                                              and Touchstone Securities, Inc.
                                                                     (the Trust's principal
                                                                     underwriter). She is Senior Vice
                                                                     President of The Western and
                                                                     Southern Life Insurance Company and
                                                                     a director of Capital Analysts
                                                                     Incorporated (a registered
                                                                     investment advisor and
                                                                     broker-dealer), Integrated Fund
                                                                     Services, Inc. (the Trust's
                                                                     administrator and transfer agent)
                                                                     and IFS Fund Distributors, Inc. (a
                                                                     registered broker-dealer). She is
                                                                     also President and a director of
                                                                     IFS Agency Services, Inc. (an
                                                                     insurance agency), IFS Insurance
                                                                     Agency, Inc. and Fort Washington
                                                                     Brokerage Services, Inc. (a
                                                                     registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II          Trustee      Until retirement in      Retired Senior Partner of Frost         32       Director of
5155 Ivyfarm Road                           2005 or until he         Brown Todd LLC (a law firm).                     Consolidated
Cincinnati, OH                              resigns or is removed.                                                    Health
Age: 73                                     Trustee since 2000.                                                       Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman             Trustee      Until retirement at age  Retired Vice President of The           32       Director of
c/o Touchstone Advisors, Inc.               75 or until he resigns   Procter & Gamble Company. A Trustee              LCA-Vision (a
221 East Fourth Street                      or is removed.           of The Procter & Gamble Profit                   laser vision
Cincinnati, OH                              Trustee since 1999.      Sharing Plan and the Procter &                   correction
Age: 73                                                              Gamble Employee Stock Ownership                  company).
                                                                     Plan.
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                 Trustee      Until retirement at age  President and Chief Executive           32       Director of
105 East Fourth Street                      75 or until he resigns   Officer of Cox Financial Corp. (a                the Federal
Cincinnati, OH                              or is removed.           financial services company).                     Reserve Bank
Age: 54                                     Trustee since 1999.                                                       of Cleveland;
                                                                                                                      Broadwing,
                                                                                                                      Inc. (a
                                                                                                                      communications
                                                                                                                      company); and
                                                                                                                      Cinergy
                                                                                                                      Corporation
                                                                                                                      (a utility
                                                                                                                      company).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner               Trustee      Until retirement at age  Principal of HJL Enterprises (a         32       None
4700 Smith Road                             75 or until he resigns   privately held investment company);
Cincinnati, OH                              or is removed.           Chairman of Crane Electronics, Inc.
Age: 63                                     Trustee since 1989.      (a manufacturer of electronic
                                                                     connectors).
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson             Trustee      Until retirement at age  President of Orchem, Inc. (a            32       Director of
621 Tusculum Avenue                         75 or until he resigns   chemical specialties distributor),               Countrywide
Cincinnati, OH                              or is removed.           Orpack Stone Corporation (a                      Credit
Age: 63                                     Trustee since 1995.      corrugated box manufacturer) and                 Industries,
                                                                     ORDMS (a solution planning firm).                Inc.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg            Trustee      Until retirement at age  Retired Partner and Director of         32       Trustee of
4815 Drake Road                             75 or until he resigns   KPMG LLP (a certified public                     Tri-Health,
Cincinnati, OH                              or is removed.           accounting firm). He is a Vice                   Inc. Good
Age: 67                                     Trustee since 1999.      President of St. Xavier High                     Smaratin
                                                                     School.                                          Hospital and
                                                                                                                      Bethesda
                                                                                                                      Hospital
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's principal underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner dies, resigns or is removed.
3 The Touchstone Family of Funds consists of seven series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust. Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.
4 Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Principal Officers:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Number of
                                                                                                          Funds
                                                                                                          Overseen
Name                           Position(s)  Term of Office                                                in the      Other
Address                        Held with    And Length of            Principal Occupation(s)              Touchstone  Directorships
Age                            Trust1       Time Served              During Past 5 Years                  Family2     Held
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder               President    Until she sooner dies,   See table above                         32      See table above
Touchstone Advisors, Inc.                   resigns, is removed or
221 East Fourth Street                      becomes disqualified
Cincinnati, OH                              President since 2000
Age: 46
------------------------------------------------------------------------------------------------------------------------------------
Maryellen Peretzky             Vice         Until she sooner dies,   Senior Vice President and Secretary     32      None
Touchstone Advisors, Inc.      President    resigns, is removed or   of Fort Washington Brokerage
221 East Fourth Street                      becomes disqualified     Services, Inc., Integrated Fund
Cincinnati, OH                              Vice President since     Services, Inc. and IFS Fund
Age: 49                                     1998                     Distributors, Inc. She is Assistant
                                                                     Secretary of Fort Washington
                                                                     Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft           Controller   Until she sooner dies,   Senior Vice President, Chief            32      None
Touchstone                                  resigns, is removed or   Financial Officer and Treasurer of
Advisors, Inc.                              becomes disqualified     Integrated Fund Services, Inc., IFS
221 East Fourth Street                      Controller since 2000    Fund Distributors, Inc. and Fort
Cincinnati, OH                                                       Washington Brokerage Services, Inc.
Age: 40                                                              She is Chief Financial Officer of
                                                                     IFS Financial Services, Inc.,
                                                                     Touchstone Advisors, Inc. and
                                                                     Touchstone Securities, Inc. and
                                                                     Assistant Treasurer of Fort
                                                                     Washington Investment Advisors,
                                                                     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart             Treasurer    Until he sooner dies,    President of Integrated Fund            32      None
Integrated Fund Services, Inc.              resigns, is removed or   Services, Inc. and IFS Fund
221 East Fourth Street                      becomes disqualified     Distributors, Inc. From 1998 until
Cincinnati, OH                              Treasurer since 2000     2000, he was a Director, Transfer
Age: 39                                                              Agency and Mutual Fund Distribution
                                                                     for Nationwide Advisory Services,
                                                                     Inc. From 1990 until 1998, he was
                                                                     Vice President, Client Services for
                                                                     BISYS Fund Services.
------------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking                Secretary    Until she sooner dies,   Vice President - Managing Attorney      32      None
Integrated Fund Services, Inc.              resigns, is removed or   of Integrated Fund Services, Inc.
221 East Fourth Street                      becomes disqualified     and IFS Fund Distributors, Inc.
Cincinnati, OH                              Secretary since 1999
Age: 33
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

2 The Touchstone Family of Funds consists of seven series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust. Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

12.  RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On September 19, 2001, a Special Meeting of Shareholders of Touchstone Emerging Growth Fund was held to approve or disapprove a new sub-advisory agreement between Touchstone Advisors, Inc. and TCW Investment Management Company. The total number of shares of the Fund present by proxy represented 59.5% of the shares entitled to vote at the meeting. The proposal submitted to the shareholders was approved with 2,159,347 shares voting in favor (which represents more than 67% of the shares present at the meeting), 8,837 shares voting against, and 29,965 shares abstaining.

13.  FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In order to meet certain requirements of the Internal Revenue Code we are advising you that $391,279 of the capital gain distributions paid by the Emerging Growth Fund during the year ended March 31, 2002 are subject to maximum tax rate of 20%.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns is included with your Form 1099 DIV, which will be sent to you separately in January 2003.

                           TOUCHSTONE FAMILY OF FUNDS

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002
================================================================================
                                                                       MARKET
COMMON STOCKS-- 95.8%                                     SHARES       VALUE
--------------------------------------------------------------------------------
GREAT BRITAIN-- 17.8%
Abbey National ...................................         4,413   $     62,276
Anglo American ...................................         4,000         65,880
Barclays .........................................         1,932         59,618
BG Group .........................................        20,481         88,661
BOC Group ........................................         6,227         94,524
BP ...............................................        14,925        132,620
Brambles Indust ..................................        18,476         88,335
BT Group .........................................        25,370        101,337
CGNU .............................................         8,082         85,395
Diageo ...........................................         8,911        116,741
Exel .............................................         8,115         99,495
Glaxco Smithkline Plc ............................         6,666        156,719
HSBC Holdings ....................................         5,270         60,936
mm02* ............................................        60,121         58,644
Pearson ..........................................         9,299        119,375
Royal Bank of Scotland Group .....................         2,731         70,311
Six Continents ...................................         9,202         98,015
Vodafone Group ...................................        47,295         87,384
                                                                   ------------
                                                                   $  1,646,266
                                                                   ------------
FRANCE-- 13.4%
Arcelor* .........................................         6,499   $     89,013
Banque Nationale de Paris ........................         3,182        160,729
Compaignie de Saint Gobain .......................           896        146,251
Credit Agricole SA ...............................         4,449         84,923
France Telecom ...................................         1,447         44,334
Lafarge SA .......................................           538         48,109
PSA Peugeot Cit ..................................         2,461        121,519
Schneider Electric SA ............................         1,648         83,388
Suez .............................................         3,677        103,997
Total Fina, B ....................................         1,493        230,542
Vivendi Universal ................................         3,252        126,475
                                                                   ------------
                                                                   $  1,239,280
                                                                   ------------
JAPAN-- 12.5%
Asahi Breweries, Ltd. ............................         7,000   $     56,513
Canon ............................................         3,000        111,367
Fanuc ............................................         1,100         60,421
ITO Yakado .......................................         2,000         79,526
Mitsui Fudosan ...................................         7,000         55,932
Nintendo .........................................           800        117,704
Nippon Yusen Kabushiki Kaisha ....................        17,000         55,284
Nissan Motor .....................................         9,000         65,055
Nomura Holdings ..................................         4,000         51,881
NSK Ltd. .........................................        12,000         51,881
NTT DoCoMo .......................................            50        135,813
Sega Corp.* ......................................         3,400         60,543

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 95.8% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN-- 12.5% (CONTINUED)
SMC ..............................................           500   $     59,041
Sony .............................................         1,700         88,377
Takeda Chemical Industries .......................         1,000         40,518
Toyota Motor .....................................         2,428         69,981
                                                                   ------------
                                                                   $  1,159,837
                                                                   ------------
SWITZERLAND-- 10.5%
Adecco ...........................................         1,477   $     93,751
CIBA Specialty Chemicals .........................           884         66,886
Converium Holding* ...............................           633         32,369
Nestle ...........................................         1,023        227,496
Novartis .........................................         5,265        207,087
Roche Holding ....................................         1,766        137,296
UBS AG* ..........................................         2,816        138,640
Zurich Financial Services ........................           290         67,249
                                                                   ------------
                                                                   $    970,774
                                                                   ------------
GERMANY-- 8.6%
Allianz ..........................................           550   $    130,031
Bayer AG .........................................         2,742         93,054
Deutsche Bank ....................................           721         46,106
E. ON AG .........................................         2,029        102,843
Muenchener Rueckversicherungs - Gasellschaft .....           402         99,951
Preussag .........................................         3,749        113,000
SAP ..............................................           682        103,526
Siemens ..........................................         1,586        103,772
                                                                   ------------
                                                                   $    792,283
                                                                   ------------
NETHERLANDS-- 6.4%
Abn Amro .........................................         7,074   $    134,350
Ing Groep ........................................         5,180        140,993
Koninklijke (Royal) KPN* .........................         9,184         47,031
Koninklijke (Royal) Philips Electronics ..........         4,588        139,970
Koninklijke Ahold ................................         4,729        124,098
                                                                   ------------
                                                                   $    586,442
                                                                   ------------
ITALY-- 4.6%
Assicurazione ....................................         4,679   $    115,479
ENI Spa ..........................................        13,992        205,071
Telecom Italia Mobile ............................        20,466         99,271
                                                                   ------------
                                                                   $    419,821
                                                                   ------------
AUSTRALIA-- 3.7%
Australia and New Zealand Banking Group ..........        13,571   $    128,705
News Corp. .......................................        12,908         90,384
Rio Tinto ........................................         5,985        120,389
                                                                   ------------
                                                                   $    339,478
                                                                   ------------
CHINA-- 3.5%
China Mobile* ....................................        19,500   $     60,252
CNOOC ............................................        44,000         54,719
Hang Seng Bank ...................................        12,801        143,194
Hutchison Whampoa ................................         7,000         61,700
                                                                   ------------
                                                                   $    319,865
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 95.8% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
SOUTH KOREA-- 3.0%
Kookmon Bank .....................................         2,800   $    117,936
Pohang Iron & Steel Co. ..........................         1,700         44,455
Samsung Electronics, GDR, 144A ...................           837        114,795
                                                                   ------------
                                                                   $    277,186
                                                                   ------------
SPAIN-- 2.8%
Banco Santander Central Hispano ..................        14,353   $    120,207
Telefonica - Rights* .............................        11,959          2,713
Telefonica* ......................................        11,959        134,064
                                                                   ------------
                                                                   $    256,984
                                                                   ------------
SINGAPORE-- 1.9%
DBS Group Holdings ...............................        14,000        112,371
Venture Manuf ....................................         6,000         59,222
                                                                   ------------
                                                                   $    171,593
                                                                   ------------
FINLAND-- 1.6%
Nokia Oyj ........................................         6,939   $    146,679
                                                                   ------------
TAIWAN-- 1.5%
United Microelectronics* .........................        13,200   $    140,580
                                                                   ------------
MEXICO-- 1.2%
American Movil ADR ...............................         1,800   $     35,748
Cemex ADR ........................................         1,500         44,310
Telefonos de Mexico ADR ..........................           800         32,312
                                                                   ------------
                                                                   $    112,370
                                                                   ------------
SWEDEN-- 1.2%
Ericsson LM-B ....................................        25,678   $    108,580
                                                                   ------------
INDIA-- 0.8%
Reliance Industries, GDR, 144A ...................         5,900   $     78,057
                                                                   ------------
BRAZIL-- 0.8%
Companhia Vale do Rio Doce, ADR ..................         1,000   $     26,500
Telecommunications Brasileiras SA, ADR ...........         1,300         42,965
                                                                   ------------
                                                                   $     69,465
                                                                   ------------
SOUTH AFRICA-- 0.0%
Nedcor ...........................................           100   $      2,024
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE-- 95.8%
   (Cost $8,631,648) .............................                 $  8,837,564

OTHER ASSETS IN EXESS OF LIABILITIES-- 4.2% ......                      385,686
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $  9,223,250
                                                                   ============

* Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================

Industry sector diversification of the International Equity Fund's investments as a percentage of net assets as of March 31, 2002 was as follows:

--------------------------------------------------------------------------------
                                                                      PERCENTAGE
INDUSTRY SECTOR                                                       NET ASSETS
--------------------------------------------------------------------------------
Banking .........................................................        15.70%
Oil & Gas .......................................................         7.70%
Pharmaceuticals .................................................         5.90%
Insurance .......................................................         5.80%
Telecommunications Services .....................................         5.00%
Wireless Telecommunication Services .............................         4.50%
Household Durables ..............................................         4.40%
Cash Equivalents ................................................         4.40%
Beverages and Food Products .....................................         4.30%
Electronics .....................................................         4.00%
Media - Broadcasting & Publishing ...............................         3.60%
Chemicals .......................................................         3.60%
Communication Equipment .........................................         2.80%
Automotive ......................................................         2.80%
Metals and Mining ...............................................         2.80%
Hotels, Restaurants & Leisure ...................................         2.30%
Financial Services - Diversified ................................         2.10%
Commercial Services .............................................         2.00%
Heavy Machinery .................................................         1.90%
Industrial - Diversified ........................................         1.80%
Building Materials ..............................................         1.60%
Electrical Equipment ............................................         1.50%
Food and Drug Retailers .........................................         1.30%
Multiple Utilities ..............................................         1.10%
Electric Utilities ..............................................         1.10%
Computer Software ...............................................         1.10%
Air Freight .....................................................         1.10%
Containers & Packaging ..........................................         1.00%
Construction Materials ..........................................         1.00%
Retailers .......................................................         0.90%
Marine ..........................................................         0.60%
Real Estate .....................................................         0.60%
Other assets in excess of liabilities ...........................         (0.3%)
                                                                       --------
                                                                        100.00%
                                                                       ========

                           TOUCHSTONE FAMILY OF FUNDS

EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002
================================================================================
                                                                       MARKET
COMMON STOCKS-- 90.5%                                     SHARES       VALUE
--------------------------------------------------------------------------------
BANKING-- 9.4%
Banknorth Group Inc. .............................        93,900   $  2,474,265
Countrywide Credit Industries Inc. ...............        62,600      2,801,350
East West Bancorp Inc. ...........................        84,300      2,469,147
Greater Bay Bancorp ..............................        59,300      2,023,316
IndyMac Bancorp Inc.* ............................        75,700      1,869,790
Silicon Valley Bancshares* .......................       203,800      6,164,950
Southwest Bancorp of Texas* ......................        51,000      1,700,340
UCBH Holdings Inc. ...............................        57,700      2,076,046
Valley National Bancorp ..........................        53,300      1,871,896
                                                                   ------------
                                                                   $ 23,451,100
                                                                   ------------
ELECTRONICS-- 8.4%
Arrow Electronics Inc.* ..........................        68,700   $  1,921,539
Brooks Automation Inc.* ..........................        50,600      2,299,264
Commscope Inc.* ..................................       179,900      3,130,260
Jabil Circuit Inc.* ..............................       109,900      2,585,947
LSI Logic* .......................................        94,800      1,611,600
National Semiconductor Corp.* ....................        91,800      3,092,742
Read-Rite Corp.* .................................       467,300      1,434,611
Varian Semiconductor Equipment Associates Inc.* ..        54,400      2,448,000
Vishay Intertechnology Inc.* .....................       133,100      2,707,254
                                                                   ------------
                                                                   $ 21,231,217
                                                                   ------------
COMMERCIAL SERVICES-- 7.7%
Anixter International Inc.* ......................        65,400   $  1,937,802
Armor Holdings Inc.* .............................        92,500      2,506,750
Boron LePore & Associates Inc.* ..................       118,500      1,436,220
Career Education* ................................        62,400      2,471,040
DeVry* ...........................................        62,900      1,895,177
PerkinElmer ......................................       169,600      3,137,600
Quintiles Transnational Corp.* ...................       106,700      1,893,925
Stericycle* ......................................        33,900      2,120,818
Valassis Communications Inc.* ....................        49,700      1,919,911
                                                                   ------------
                                                                   $ 19,319,243
                                                                   ------------
MEDIA - BROADCASTING & PUBLISHING-- 6.6%
A.H. Belo Corp. ..................................       103,700   $  2,411,025
Charter Communications Inc.* .....................       253,300      2,859,757
Entravision Communications - Class A* ............       171,200      2,533,760
Gartner Group, Inc. - Class A* ...................       100,300      1,293,870
Harte-Hanks Inc. .................................        41,850      1,324,134
Insight Com ......................................        59,800      1,252,810
Mediacom Communications Corp.* ...................        69,300        970,893
Meredith Corp. ...................................        33,400      1,419,834
Readers Digest Association Inc. - Class A ........       115,500      2,588,355
                                                                   ------------
                                                                   $ 16,654,438
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 90.5% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
MEDICAL SUPPLIES-- 6.2%
Interpore International Inc.* ....................       190,000   $  2,128,000
Meridan Medical Technologies Inc.* ...............        38,900      1,407,013
NDCHealth Corp. ..................................        57,500      2,092,425
Specialty Laboratories Inc.* .....................        76,800      1,834,752
Tektronix Inc.* ..................................       106,800      2,526,888
Teradyne Inc.* ...................................        60,400      2,381,572
Therma-Wave Inc.* ................................       150,200      2,168,888
Viasys Healthcare Inc.* ..........................         6,200        139,438
Wright Medical Group Inc.* .......................        52,300      1,050,707
                                                                   ------------
                                                                   $ 15,729,683
                                                                   ------------
OIL & GAS-- 6.2%
Chesapeake Energy Corp.* .........................       229,700   $  1,777,878
Cooper Cameron Corp.* ............................        50,600      2,586,166
Devon Energy Corp. ...............................        57,400      2,770,698
ENSCO International Inc. .........................        75,300      2,269,542
Helmerich & Payne Inc. ...........................        48,300      1,936,347
Pride International Inc.* ........................       170,500      2,710,950
Superior Energy Services* ........................       148,600      1,494,916
                                                                   ------------
                                                                   $ 15,546,497
                                                                   ------------
HEALTH CARE PROVIDERS-- 5.2%
Alliance Imaging Inc.* ...........................        82,700   $  1,017,210
Community Health Systems* ........................        88,100      1,947,891
Health Net Inc. ..................................        80,000      2,195,200
Manor Care* ......................................        93,400      2,176,220
PSS World Medical Inc.* ..........................       392,800      3,849,440
Select Medical Corp.* ............................       125,000      2,001,250
                                                                   ------------
                                                                   $ 13,187,211
                                                                   ------------
HEAVY MACHINERY-- 5.0%
Cummins Inc. .....................................        54,100   $  2,555,143
Pall Corp. .......................................       123,400      2,528,466
Pentair Inc. .....................................        38,600      1,735,842
Phelps Dodge Corp. ...............................        59,500      2,504,950
W-H Energy Ser ...................................        92,400      1,995,840
York International Corp. .........................        32,800      1,177,520
                                                                   ------------
                                                                   $ 12,497,761
                                                                   ------------
INSURANCE-- 4.3%
Converium Holding - ADR* .........................        78,700   $  2,054,857
Everest Re Group .................................        30,600      2,121,804
Philadelphia Consolidated Holding* ...............        53,900      2,145,220
Phoenix Companies Inc.* ..........................       127,900      2,455,680
RenaissanceRe Holdings Ltd. ......................        20,100      2,070,300
                                                                   ------------
                                                                   $ 10,847,861
                                                                   ------------
RETAILERS-- 3.4%
Cost Plus Inc.* ..................................        78,800   $  2,156,157
J.C. Penny Company Inc. ..........................       146,700      3,038,157
Radio Shack ......................................        60,000      1,802,400
Williams-Sonoma Inc. .............................        36,800      1,692,432
                                                                   ------------
                                                                   $  8,689,146
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 90.5% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
COMPUTERS & INFORMATION-- 3.3%
Maxtor Corp.* ....................................       422,100   $  2,933,595
Symbol Technologies Inc. .........................       231,800      2,605,432
Unisys Corp.* ....................................       219,000      2,765,970
                                                                   ------------
                                                                   $  8,304,997
                                                                   ------------
COMPUTER SOFTWARE & PROCESSING-- 3.2%
Borland Software Corp.* ..........................       108,300   $  1,408,983
Macromedia Inc.* .................................       110,400      2,254,368
Precise Software Solutions* ......................        40,000        931,600
Renaissance Learning Inc.* .......................        63,100      2,063,370
THQ Inc.* ........................................        28,800      1,414,080
                                                                   ------------
                                                                   $  8,072,401
                                                                   ------------
COMMUNICATIONS-- 2.4%
Advanced Fibre Communication* ....................       129,600   $  2,487,024
Agere Systems Inc. - Class A* ....................       647,300      2,517,997
Powerwave Technologies* ..........................        76,200        980,694
                                                                   ------------
                                                                   $  5,985,715
                                                                   ------------
WASTE DISPOSAL-- 2.1%
Republic Services Inc.* ..........................       144,600   $  2,701,128
Waste Connections Inc.* ..........................        80,700      2,704,257
                                                                   ------------
                                                                   $  5,405,385
                                                                   ------------
HEALTH CARE STAFFING-- 1.8%
Cross Country Inc.* ..............................        84,000   $  2,268,000
RehabCare Group Inc.* ............................        76,400      2,177,400
                                                                   ------------
                                                                   $  4,445,400
                                                                   ------------
PHARMACEUTICALS-- 1.5%
Albany Molecular Research* .......................        40,900   $    980,373
Salix Pharmace ...................................       124,300      2,178,979
United Therapeutics* .............................        50,000        673,000
                                                                   ------------
                                                                   $  3,832,352
                                                                   ------------
AIRLINES-- 1.5%
Atlantic Coast Airlines Holdings
Inc.* ............................................        85,400   $  2,047,892
Skywest Inc. .....................................        68,800      1,715,184
                                                                   ------------
                                                                   $  3,763,076
                                                                   ------------
FINANCIAL SERVICES-- 1.5%
Freemarkets Inc.* ................................        79,900   $  1,835,303
Legg Mason Inc. ..................................        36,000      1,910,880
                                                                   ------------
                                                                   $  3,746,183
                                                                   ------------
ELECTRICAL EQUIPMENT-- 1.4%
LTX Corp.* .......................................        93,100   $  2,531,389
Wilson Greatbatch Technologies* ..................        37,700        969,267
                                                                   ------------
                                                                   $  3,500,656
                                                                   ------------
ENTERTAINMENT & LEISURE-- 1.2%
Metro-Goldwyn-Mayer Inc.* ........................       189,200   $  3,144,504
                                                                   ------------
BEVERAGE, FOOD & TABACCO-- 1.2%
Hain Celestial Group Inc.* .......................       140,300   $  3,121,675
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 90.5% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
RESTAURANTS-- 1.1%
CEC Entertainment Inc.* ..........................        62,000   $  2,864,400
                                                                   ------------
AEROSPACE & DEFENSE-- 1.0%
Teledyne Technologies Inc.* ......................       152,700   $  2,531,766
                                                                   ------------
FINANCE SERVICES-- 0.8%
Seacor Smit Inc.* ................................        43,700   $  2,141,300
                                                                   ------------
COSMETICS & TOILETRIES-- 0.8%
Estee Lauder Companies - Class A .................        61,300   $  2,094,008
                                                                   ------------
APPAREL RETAILERS-- 0.8%
Ann Taylor* ......................................        46,900   $  2,027,018
                                                                   ------------
METALS-- 0.8%
AK Steel Holding Corp. ...........................       134,600   $  1,924,780
                                                                   ------------
LODGING-- 0.7%
Extended Stay America* ...........................       100,700   $  1,752,180
                                                                   ------------
CHEMICALS-- 0.6%
Minerals Technologies Inc. .......................        29,000   $  1,521,630
                                                                   ------------
COAL-- 0.4%
Arch Coal Inc. ...................................        50,400   $  1,077,552
                                                                   ------------

TOTAL INVESTMENTS AT VALUE-- 90.5%
   (Cost $209,045,685) ...........................                 $228,411,135

OTHER ASSETS IN EXCESS OF LIABILITIES-- 9.5% .....                   24,052,193
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $252,463,328
                                                                   ============

* Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002
================================================================================
                                                                       MARKET
COMMON STOCKS-- 110.1%                                    SHARES       VALUE
--------------------------------------------------------------------------------
TECHNOLOGY-- 61.2%
21 E Web Network* ................................        83,333   $      8,333
Affymetrix, Inc.* ................................        12,500        362,250
Analog Devices, Inc.* ............................         8,100        364,824
Applied Materials, Inc.* .........................        11,200        607,824
Cisco Systems* ...................................        55,000        931,150
Electronic Data Systems Corp. ....................         5,600        324,744
EMC Corp.* .......................................        21,500        256,280
Intel Corp. ......................................        12,000        364,920
Nortel Networks Corp. ............................        15,000         67,350
Novellus Systems, Inc.* ..........................        20,000      1,082,600
Oracle Corp.* ....................................        93,500      1,196,800
PeopleSoft, Inc.* ................................         1,000         36,530
QLogic Corp.* ....................................         6,000        297,120
Quest Diagnostics, Inc.* .........................           650         53,853
Sun Microsystems, Inc.* ..........................        80,500        710,010
Symantec Corp.* ..................................         8,500        350,285
Teradyne, Inc.* ..................................        17,500        690,025
VERITAS Software Corp.* ..........................        10,360        454,079
                                                                   ------------
                                                                   $  8,158,977
                                                                   ------------
BIOTECHNOLOGY-- 22.2%
Amgen, Inc.* .....................................         7,500   $    447,600
Genentech, Inc.* .................................        13,600        686,120
IDEC Pharmaceuticals Corp.* ......................        15,000        964,500
MedImmune, Inc ...................................        15,000        589,950
Myriad Genetics, Inc.* ...........................         3,500        117,285
Protein Design Labs, Inc.* .......................         9,000        154,170
                                                                   ------------
                                                                   $  2,959,625
                                                                   ------------
MEDICAL DEVICES-- 7.9%
Applera Corp. - Applied Biosystems Group .........        14,600   $    326,310
Invitrogen Corp.* ................................         5,900        202,488
Waters Corp.* ....................................        19,000        531,430
                                                                   ------------
                                                                   $  1,060,228
                                                                   ------------
TELECOMMUNICATIONS-- 4.7%
Broadcom Corp. - Class A* ........................        10,000   $    359,000
Brocade Communications Systems, Inc.* ............        10,000        270,000
                                                                   ------------
                                                                   $    629,000
                                                                   ------------
RETAIL-- 4.0%
Michaels Stores, Inc.* ...........................         6,000   $    226,800
Williams-Sonoma, Inc.* ...........................         6,600        303,534
                                                                   ------------
                                                                   $    530,334
                                                                   ------------
PHARMACEUTICALS-- 3.2%
Biovail Corp.* ...................................         8,505   $    425,080
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 110.1% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES-- 2.9%
Merrill Lynch & Co., Inc. ........................         7,000   $    387,660
                                                                   ------------
ENERGY-- 2.2%
Nabors Industries, Inc.* .........................         7,000   $    295,750
                                                                   ------------
TRANSPORTATION-- 1.8%
Forward Air Corp.* ...............................         5,000   $    158,250
Landair Corp.* ...................................         5,000         81,250
                                                                   ------------
                                                                   $    239,500
                                                                   ------------

TOTAL INVESTMENTS AT VALUE-- 110.1%
   (Cost $16,900,782) ............................                 $ 14,686,154

LIABILITIES IN EXCESS OF OTHER ASSETS-- (10.1%) ..                   (1,342,690)
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $ 13,343,464
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

GROWTH/VALUE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002
================================================================================
                                                                       MARKET
COMMON STOCKS-- 100.4%                                    SHARES       VALUE
--------------------------------------------------------------------------------
TECHNOLOGY-- 44.0%
Analog Devices, Inc.* ............................        90,000   $  4,053,600
Applied Materials, Inc.* .........................        78,200      4,243,914
Automatic Data Processing ........................        74,000      4,311,980
Broadcom Corp. - Class A* ........................        99,500      3,572,050
Cisco Systems, Inc.* .............................       234,000      3,961,620
Electronic Data Systems Corp. ....................        70,000      4,059,300
EMC Corp.* .......................................       266,500      3,176,680
Fiserv, Inc.* ....................................       100,000      4,599,000
Intel Corp. ......................................       145,000      4,409,450
Lockheed Martin Corp. ............................        67,000      3,857,860
Microsoft Corp.* .................................        62,000      3,739,220
Millipore Corp. ..................................        65,000      2,875,600
Mykrolis Corp.* ..................................        43,992        672,638
Novellus Systems, Inc.* ..........................        80,000      4,330,400
Oracle Corp.* ....................................       317,000      4,057,600
Peoplesoft, Inc.* ................................       112,000      4,091,360
Sun Microsystems, Inc.* ..........................       293,500      2,588,670
Teradyne, Inc.* ..................................        44,000      1,734,920
Texas Instruments, Inc. ..........................       120,800      3,998,480
VERITAS Software Corp.* ..........................       107,525      4,712,820
                                                                   ------------
                                                                   $ 73,047,162
                                                                   ------------
HEALTH-- 25.7%
Amgen, Inc.* .....................................        60,200   $  3,592,736
Biomet, Inc. .....................................       140,000      3,788,400
Biovail Corp.* ...................................       103,800      5,187,924
Genentech, Inc.* .................................        86,600      4,368,970
Genzyme Corp.* ...................................        68,000      2,969,560
Health Management Associates, Inc. - Class A* ....       200,000      4,146,000
IDEC Pharmaceuticals Corp.* ......................        85,000      5,465,500
MedImmune, Inc ...................................        87,000      3,421,710
Pfizer, Inc. .....................................        90,000      3,576,600
Protein Design Labs, Inc.* .......................       115,000      1,969,950
Quest Diagnostics, Inc.* .........................        50,000      4,142,500
                                                                   ------------
                                                                   $ 42,629,850
                                                                   ------------
FINANCIAL SERVICES-- 12.4%
Banc One Corp. ...................................       115,000   $  4,804,700
Citigroup, Inc. ..................................        80,333      3,978,090
Goldman Sachs Group, Inc. ........................        45,000      4,061,250
Merrill Lynch & Co., Inc. ........................        74,000      4,098,120
Wells Fargo & Co. ................................        75,000      3,705,000
                                                                   ------------
                                                                   $ 20,647,160
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 100.4%                                    SHARES       VALUE
--------------------------------------------------------------------------------
RETAIL-- 7.5%
Home Depot, Inc. .................................       102,000   $  4,958,220
Target Corp. .....................................       100,000      4,312,000
Walgreen Co. .....................................        82,000      3,213,580
                                                                   ------------
                                                                   $ 12,483,800
                                                                   ------------
MEDICAL DEVICES-- 4.3%
Applera Corp. - Applied Biosystems Group .........        63,000      1,408,050
Invitrogen Corp.* ................................        80,765      2,771,855
Waters Corp.* ....................................       108,000      3,020,760
                                                                   ------------
                                                                      7,200,665
                                                                   ------------
COMMUNICATIONS-- 3.4%
Brocade Communications Systems, Inc.* ............       108,000   $  2,916,000
L-3 Communications Holdings, Inc.* ...............        17,000      1,904,000
Nokia Oyj - ADR ..................................        38,000        788,120
                                                                   ------------
                                                                   $  5,608,120
                                                                   ------------
TRANSPORTATION-- 3.1%
FedEx Corp.* .....................................        90,000   $  5,229,000
                                                                   ------------

TOTAL COMMON STOCKS (Cost $186,532,219) ..........                 $166,845,757
                                                                   ------------

--------------------------------------------------------------------------------
                                                       PRINCIPAL       MARKET
U.S. GOVERNMENT AGENCY OBLIGATIONS-- 1.5%                AMOUNT        VALUE
--------------------------------------------------------------------------------
FAMC Discount Note, 04/01/02
   (Amortized Cost $2,440,000) ...................   $ 2,440,000   $  2,440,000
                                                                   ------------
TOTAL INVESTMENTS AT VALUE-- 101.9%
   (Cost $188,972,219) ...........................                 $169,285,757

LIABILITIES IN EXCESS OF OTHER ASSETS--(1.9%) ....                   (3,148,127)
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $166,137,630
                                                                   ============

* Non-income producing security.

ADR- American Depository Receipt

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002
================================================================================
                                                                       MARKET
COMMON STOCKS-- 100.3%                                    SHARES       VALUE
--------------------------------------------------------------------------------
TECHNOLOGY-- 30.4%
Analog Devices, Inc.* ............................        57,000   $  2,567,280
Brocade Communications Systems, Inc.* ............        42,800      1,155,600
Cisco Systems, Inc.* .............................       153,100      2,591,983
Intel Corp. ......................................        75,000      2,280,750
International Business Machines Corp. (IBM) ......        17,400      1,809,600
LSI Logic Corp.* .................................        42,000        714,000
Microsoft Corp.* .................................        50,000      3,015,500
QLogic Corp.* ....................................        26,000      1,287,520
Siebel Systems, Inc.* ............................        52,500      1,712,025
SunGard Data Systems, Inc.* ......................        72,600      2,393,622
VERITAS Software Corp.* ..........................        34,100      1,494,603
                                                                   ------------
                                                                   $ 21,022,483
                                                                   ------------
HEALTH-- 22.8%
Amgen* ...........................................        30,000   $  1,790,400
Baxter International, Inc. .......................        25,000      1,488,000
Biovail Corp.* ...................................        28,500      1,424,430
Cardinal Health, Inc. ............................        26,000      1,843,140
Forest Laboratories, Inc.* .......................        20,000      1,634,000
Genentech, Inc.* .................................        20,500      1,034,225
King Pharmaceuticals, Inc.* ......................        47,800      1,673,478
MedImmune, Inc ...................................        17,000        668,610
Medtronic, Inc. ..................................        40,000      1,808,400
Pfizer, Inc. .....................................        62,000      2,463,880
                                                                   ------------
                                                                   $ 15,828,563
                                                                   ------------
CONSUMER, CYCLICAL-- 19.8%
Bed Bath & Beyond, Inc.* .........................        45,000      1,518,750
Best Buy Company, Inc.* ..........................        26,000      2,059,200
Harley-Davidson, Inc. ............................        23,000      1,267,990
Home Depot, Inc. .................................        41,000      1,993,010
Lowe's Companies, Inc. ...........................        40,000      1,739,600
Omnicom Group, Inc. ..............................        19,500      1,840,800
Robert Half International, Inc.* .................        25,000        738,000
Univision Communications, Inc. - Class A* ........        41,000      1,722,000
Viacom, Inc. - Class A* ..........................        18,000        874,800
                                                                   ------------
                                                                   $ 13,754,150
                                                                   ------------
FINANCIAL SERVICES-- 10.0%
Citigroup, Inc. ..................................        39,000   $  1,931,280
Convergys Corp.* .................................        22,000        650,540
Freddie Mac ......................................        27,300      1,730,001
Goldman Sachs Group, Inc. ........................         8,200        740,050
Paychex, Inc. ....................................        17,500        694,750
SEI Investments Company ..........................        27,000      1,155,870
                                                                   ------------
                                                                   $  6,902,491
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 100.3% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER, NON-CYCLICAL-- 8.5%
Apollo Group, Inc.* ..............................        26,000   $  1,392,300
Colgate-Palmolive Co. ............................        22,300      1,274,445
PepsiCo, Inc. ....................................        34,400      1,771,600
Walgreen Company .................................        38,000      1,489,220
                                                                   ------------
                                                                   $  5,927,565
                                                                   ------------
CAPITAL GOODS-- 8.0%
Concord EFS, Inc.* ...............................        65,000   $  2,161,250
General Electric Co. .............................        61,400      2,299,430
Tyco International, Ltd. .........................        34,500      1,115,040
                                                                   ------------
                                                                   $  5,575,720
                                                                   ------------
COMMUNICATION SERVICES-- 0.8%
Broadwing, Inc.* .................................        75,200   $    525,648
                                                                   ------------

TOTAL COMMON STOCKS (Cost $70,825,462) ...........                 $ 69,536,620
                                                                   ------------

--------------------------------------------------------------------------------
                                                       PRINCIPAL       MARKET
U.S. GOVERNMENT AGENCY ISSUES-- 3.0%                     AMOUNT        VALUE
--------------------------------------------------------------------------------
FAMC Discount Note, 4/1/02
   (Amortized Cost $2,100,000) ...................   $ 2,100,000   $  2,100,000
                                                                   ------------
TOTAL INVESTMENTS AT VALUE-- 103.3%
   (Cost $72,925,462) ............................                 $ 71,636,620

LIABILITIES IN EXCESS OF OTHER ASSETS-- (3.3%) ...                   (2,272,386)
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $ 69,364,234
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

ENHANCED 30 FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002
================================================================================
                                                                       MARKET
COMMON STOCKS--96.8%                                      SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.7%
Cisco Systems, Inc.* .............................        18,300   $    309,819
Computer Sciences Corp.* .........................         6,700        340,025
Hewlett-Packard Co. ..............................        16,500        296,010
Intel Corp. ......................................         9,500        288,895
International Business Machines Corp. (IBM) ......         2,800        291,200
Microsoft Corp.* .................................         5,100        307,581
                                                                   ------------
                                                                   $  1,833,530
                                                                   ------------
FINANCIAL SERVICES-- 16.3%
American Express Co. .............................         8,600        352,256
Bank of America Corp. ............................         4,300        292,486
Citigroup, Inc. ..................................         5,666        280,580
Equity Office Properties Trust ...................         9,400        281,906
JP Morgan Chase & Co. ............................         8,760        312,294
                                                                   ------------
                                                                   $  1,519,522
                                                                   ------------
INDUSTRIAL-- 16.2%
Boeing Co. .......................................         7,200   $    347,400
General Electric Co. .............................         7,300        273,385
Honeywell International, Inc. ....................         7,900        302,333
Minnesota Mining & Mfg. Co. ......................         2,400        276,024
United Technologies Corp. ........................         4,200        311,640
                                                                   ------------
                                                                   $  1,510,782
                                                                   ------------
CONSUMER DISCRETIONARY-- 12.8%
Home Depot, Inc. .................................         6,200   $    301,382
McDonald's Corp. .................................        10,800        299,700
The Walt Disney Co. ..............................        14,000        323,120
Wal-Mart Stores, Inc. ............................         4,400        269,720
                                                                   ------------
                                                                   $  1,193,922
                                                                   ------------
HEALTH-- 12.6%
Bristol-Myers Squibb Co. .........................         7,000   $    283,430
Johnson & Johnson ................................         5,000        324,750
Merck & Co., Inc. ................................         5,000        287,900
Pfizer, Inc. .....................................         7,000        278,180
                                                                   ------------
                                                                   $  1,174,260
                                                                   ------------
CONSUMER STAPLES-- 6.8%
Coca-Cola Co. ....................................         6,000   $    313,560
Kimberly-Clark Corp. .............................         5,000        323,250
                                                                   ------------
                                                                   $    636,810
                                                                   ------------
MATERIALS-- 3.4%
Du Pont (E.I.) DE Nemours ........................         6,700   $    315,905
                                                                   ------------
ENERGY-- 3.2%
Exxon Mobil Corp. ................................         6,700   $    293,661
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 96.8% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS-- 2.9%
SBC Communications, Inc. .........................         7,300   $    273,312
                                                                   ------------
UTILITIES-- 2.9%
El Paso Corp. ....................................         6,200   $    272,986
                                                                   ------------

TOTAL COMMON STOCKS (Cost $9,364,498) ............                 $  9,024,690
                                                                   ------------

CASH EQUIVALENTS-- 2.5%
Fifth Third U.S. Treasury Money Market Fund
   (Amortized Cost $230,712) .....................       230,712   $    230,712
                                                                   ------------
TOTAL INVESTMENTS AT VALUE-- 99.3%
   (Cost $9,595,210) .............................                 $  9,255,402

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.7% .....                       65,768
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $  9,321,170
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

VALUE PLUS FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2002
================================================================================
                                                                       MARKET
COMMON STOCKS-- 93.1%                                     SHARES       VALUE
--------------------------------------------------------------------------------
BANKING-- 6.9%
Bank of America ..................................        22,700   $  1,544,054
Charter One Financial ............................        84,530      2,639,026
Citigroup, Inc. ..................................        39,982      1,979,909
North Fork Bancorporation ........................        13,875        493,395
                                                                   ------------
                                                                   $  6,656,384
                                                                   ------------
OIL & GAS-- 6.9%
ChevronTexaco ....................................        19,300   $  1,742,211
Conoco, Class A ..................................        75,150      2,192,877
Exxon Mobil ......................................        25,788      1,130,288
Transocean Sedco Forex ...........................        45,117      1,499,238
                                                                   ------------
                                                                   $  6,564,614
                                                                   ------------
ELECTRONICS-- 6.6%
Analog Devices* ..................................        33,400   $  1,504,336
Flextronics International* .......................       144,400      2,635,300
Intel ............................................        46,100      1,401,901
LSI Logic* .......................................        47,700        810,900
                                                                   ------------
                                                                   $  6,352,437
                                                                   ------------
HEALTH CARE PROVIDERS-- 6.6%
Health Management
Associates* ......................................        99,400   $  2,060,562
Manor Care* ......................................        46,100      1,074,130
Wellpoint Health Networks* .......................        50,400      3,208,968
                                                                   ------------
                                                                   $  6,343,660
                                                                   ------------
BEVERAGES, FOOD & TOBACCO-- 6.5%
Anheuser Busch ...................................        48,600   $  2,536,920
McDonald's .......................................        67,100      1,862,025
Safeway* .........................................        41,800      1,881,836
                                                                   ------------
                                                                   $  6,280,781
                                                                   ------------
COMPUTERS & INFORMATION-- 5.9%
Hewlett-Packard ..................................       103,700   $  1,860,378
International Business Machines ..................        16,300      1,695,200
Lexmark International Group, Class A* ............        37,100      2,121,378
                                                                   ------------
                                                                   $  5,676,956
                                                                   ------------
TELEPHONE SYSTEMS--5.6%
Alltell ..........................................        20,400   $  1,133,220
Broadwing* .......................................       112,200        784,278
SBC Communications ...............................        26,925      1,008,072
Verizon Communications ...........................        44,975      2,053,109
Worldcom* ........................................        59,600        401,704
                                                                   ------------
                                                                   $  5,380,383
                                                                   ------------
INSURANCE-- 5.3%
Chubb ............................................        31,100   $  2,273,410
Lincoln National .................................        55,100      2,795,223
                                                                   ------------
                                                                   $  5,068,633
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 93.1% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
RETAILERS-- 5.0%
BJ's Wholesale Club* .............................        31,700   $  1,416,990
CVS ..............................................        61,200      2,100,996
Federated Department Stores* .....................        30,825      1,259,201
                                                                   ------------
                                                                   $  4,777,187
                                                                   ------------
FINANCIAL SERVICES-- 4.8%
Federal National Mortgage Association ............        29,975   $  2,394,403
JP Morgan Chase ..................................        41,900      1,493,735
Morgan Stanley Dean Witter .......................        13,200        756,492
                                                                   ------------
                                                                   $  4,644,630
                                                                   ------------
AUTOMOTIVE-- 3.5%
Magna International, Class A .....................        45,600   $  3,351,600
                                                                   ------------
FOREST PRODUCTS AND PAGER-- 3.4%
Kimberly-Clark ...................................        50,225   $  3,247,046
                                                                   ------------
PHARMACEUTICALS-- 3.0%
Bristol-Myers Squibb .............................        38,100   $  1,542,669
Merck & Co. ......................................        23,000      1,324,340
                                                                   ------------
                                                                   $  2,867,009
                                                                   ------------
BUILDING PRODUCTS-- 2.9%
Masco ............................................       102,300   $  2,808,135
                                                                   ------------
ELECTRIC UTILITIES-- 2.8%
CMS Energy .......................................        69,650   $  1,576,180
Dominion Resources ...............................        16,800      1,094,688
                                                                   ------------
                                                                   $  2,670,868
                                                                   ------------
INDUSTRIAL - DIVERSIFIED-- 2.6%
Tyco International ...............................        75,900   $  2,453,088
                                                                   ------------
HEAVY MACHINERY-- 2.5%
Ingersoll-Rand ...................................        47,750   $  2,388,455
                                                                   ------------
METALS-- 2.2%
Alcoa ............................................        55,100   $  2,079,474
                                                                   ------------
MEDIA - BROADCASTING & PUBLISHING--2.1%
AOL Time Warner* .................................        83,100   $  1,965,315
                                                                   ------------
CHEMICALS-- 2.0%
Du Pont (E.I.) De Nemours ........................        41,500   $  1,956,725
                                                                   ------------
AEROSPACE DEFENSE--1.9%
Honeywell International ..........................        47,900   $  1,833,133
                                                                   ------------
MEDICAL SUPPLIES-- 1.3%
Baxter International .............................        20,100   $  1,196,352
                                                                   ------------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                       MARKET
COMMON STOCKS-- 93.1% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
ADVERTISING-- 1.0%
Interpublic Group of Companies ...................        28,300   $    970,124
                                                                   ------------
TRANSPORTATION-- 0.9%
US Freightways ...................................        25,400   $    900,176
                                                                   ------------
MULTIPLE UTILITIES-- 0.9%
Williams Cos .....................................        36,200   $    852,872
                                                                   ------------
TOTAL INVESTMENT AT VALUE-- 93.1%
   (Cost $89,578,733) ............................                 $ 89,286,037

OTHER ASSETS IN EXCESS OF LIABILITIES-- 6.9% .....                    6,605,830
                                                                   ------------

NET ASSETS-- 100.0% ..............................                 $ 95,891,867
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Board of Trustees and Shareholders
Touchstone Strategic Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Touchstone Strategic Trust (comprised of, International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 and Value Plus Fund) (the "Funds") as of March 31, 2002, the related statements of operations for the year then ended, statements of changes in net assets for each of the periods presented herein and the financial highlights for each of the three years ended March 31, 2002 for the Aggressive Growth Fund, Growth/Value Fund and Equity Fund, and for the year ended March 31, 2002, for the three months ended March 31, 2001 and each of the two years ended December 31, 2000 for the International Equity Fund, Emerging Growth Fund, and Value Plus Fund, and for the year ended March 31, 2002 and for the period ended March 31, 2001 for the Enhanced 30 Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the Aggressive Growth Fund, Growth/Value Fund and Equity Fund for each of the respective years or periods ended March 31, 1999 were audited by other auditors whose report dated April 30, 1999 expressed an unqualified opinion. The financial highlights presented herein for the International Equity Fund, Emerging Growth Fund, and Value Plus Fund for each of the respective years or periods ended December 31, 1998 were audited by other auditors whose report dated February 18, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Strategic Trust at March 31, 2002, the results of their operations and the changes in their net assets for the periods presented herein and their financial highlights for periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                             /s/ Ernst & Young LLP

Cincinnati, Ohio
May 17, 2002